'33 Act File No. 033-42180
'40 Act File No. 811-05311

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☐
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 38	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 63	☑
(Check appropriate box or boxes)

NATIONWIDE VLI SEPARATE ACCOUNT-2
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2011

It is proposed that this filing will become effective (check appropriate box) :
☐           Immediately upon filing pursuant to paragraph (b)
☑           On May 1, 2011 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On [Date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Best of America ® FPVUL

Financial Horizons Life Insurance FPVUL

Individual Flexible Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life Insurance Company

Through

Nationwide VLI Separate Account-2

The date of this prospectus is May 1, 2011.

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex .   T his prospectus is designed to provide you with information about the policy that will assist you when making your decision whether or not to purchase the policy .   W e encourage you to take time to understand the policy, its potential benefits and risks .   In consultation with your financial advisor , you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies .

Please read this entire prospectus , and the policy, and consult with a trusted financial advisor .   Please contact us if you have policy specific questions , need additional information, or would like to receive free copies of prospectuses for the mutual funds available under the policy.

Telephone:	1-800-547-7548
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-D4
Dublin, OH 43017-1522

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.   This prospectus is not an offering in any jurisdiction where such offering may not be lawfully made.  Not all terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state.

The purpose of this policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interests.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial advisor .

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents	Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance and the Policy	3
In Summary: Fee Tables	5
The Policy	9
Policy Owner
The Beneficiaries
To Purchase
Coverage
Coverage Effective Date
Temporary Insurance Coverage
Right To Cancel (Examination Right)
To Change Coverage
Sub-Account Transfers
Fixed Account Transfers
Modes to Make a Transfer
To Exchange
To Terminate (Surrender)
To Assign
Proceeds Upon Maturity
Reminders, Reports and Illustrations
Errors or Misstatements
Incontestability
If We Modify the Policy
Riders	15
Accidental Death Benefit Rider
Base Insured Term Rider
Change of Insured Rider
Children's Insurance Rider
Guaranteed Minimum Death Benefit Rider
Spouse Life Insurance Rider
Waiver of Monthly Deductions Rider
Premium	16
Initial Premium
Subsequent Premiums
Charges	17
Sales Load
Premium Taxes
Surrender Charges
Partial Surrender Fee
Short-Term Trading Fees
Cost of Insurance
Mortality and Expense Risk
Administrative
Increase Charge
Policy Loan Interest
Children's Insurance Rider
Change of Insured Rider
Spouse Life Insurance Rider
Accidental Death Benefit Rider
Based Insured Term Rider
Waiver of Monthly Deductions Rider
Guaranteed Minimum Death Benefit Rider
Reduction of Charges
A Note on Charges
Information on Underlying Mutual Fund Payments

Table of Contents (continued)	Page
To Allocate Net Premium and Sub-Account Valuation	23
The Fixed Investment Option
Variable Investment Options
Allocation of Net Premium and Cash Value
When Accumulation Units are Valued
How Investment Experience is Determined
Cash Value
Dollar Cost Averaging
Automated Income Monitor
The Death Benefit	28
Calculation of the Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes in the Death Benefit Option
Suicide
Surrenders	29
Full Surrender
Partial Surrender
Reduction of Specified Amount on a Partial Surrender
Income Tax Withholding
Policy Loans	31
Loan Amount and Interest
Collateral and Interest
Repayment
Net Effect of Policy Loans
Lapse	31
Grace Period
Reinstatement
Taxes	32
Types of Taxes
Buying the Policy
Investment Gain in the Policy
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
Surrendering the Policy; Maturity
Withholding
Exchanging the Policy for Another Life Insurance Policy
Taxation of Death Benefits
Terminal Illness
Special Considerations for Corporations
Taxes and the Value of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life Insurance Company	38
Nationwide VLI Separate Account-2	38
Organization, Registration and Operation
Addition, Deletion, or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	39
Nationwide Life Insurance Company
Nationwide Investment Services Corporation
Financial Statements	42
Appendix A: Sub-Account Information	43
Appendix B: Definitions	52
Appendix C: Illustrations of Surrender Charges	52

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage.  We will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while your policy is In Force.  The policy is In Force when: the policy has been issued; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Choice of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.

✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.

For more information, see "The Death Benefit," beginning on page 28 .

Choice of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information, see "Proceeds Upon Maturity," beginning on page 13.

Coverage Flexibility

Subject to conditions, you may choose to:

✓      Change the Death Benefit option;

✓      Increase or decrease the Specified Amount;

✓      Change your beneficiaries; and

✓      Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 29; "To Change Coverage," beginning on page 10; "The Beneficiaries," beginning on page 9; and "To Assign," beginning on page 13.

Access to Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓
Take a policy loan of an amount no greater than 90% of your variable account Cash Value , less any surrender charges and interest due on the next anniversary of the Policy Date.  The minimum amount is $200.  For more information, see "Policy Loans," beginning on page 31 .

✓      Take a partial surrender of no less than $500.  For more information, see "Partial Surrender," beginning on page 30 .

✓
Surrender the policy at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any outstanding Indebtedness , surrender charges and policy Indebtedness or other Indebtedness .  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.  For more information, see "Full Surrender," beginning on page 29 and "Proceeds Upon Maturity," beginning on page 13.

Premium Flexibility

While we would like you to select a premium payment plan, you will not be required to make your Premium payments accordingly.  Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment.  For more information, see "Premium," beginning on page 16.

Investment Options

You may choose to allocate your Premiums after charges to a fixed or variable investment options in any proportion:

✓	The fixed investment option will earn interest daily at an annual effective rate of at least 4%.

✓
The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products.  Nationwide VLI Separate Account-2 contains one Sub-Account for each of the mutual funds offered in the policy.  Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

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For more information, see "Appendix A: Sub-Account Information," beginning on page 43 and "To Allocate Net Premium And Sub-Account Valuation," beginning on page 23.

Transfers Between and Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Account s within limits.  We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11 and "Modes to Make a Transfer," beginning on page 13 .  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.  For more information, see "Dollar Cost Averaging," beginning on page 26 .

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings.  This is known as tax deferral.  Also, your beneficiary generally will not have to include the Proceeds as taxable income.  For more information, see "Taxes," beginning on page 32 .  Unlike other variable insurance products Nationwide offers, these Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the death of the Insured.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide.  Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment.  For more information, see "To Assign," beginning on page 13.

Examination Right

For a limited time, you may cancel the policy and receive a refund.  For more information, see "Right To Cancel (Examination Right)," beginning on page 10.

Riders

You may purchase any of the available Riders (except for both the Premium Waiver and Deduction Waiver Riders, simultaneously) to suit your needs.  Availability will vary by state, and there may be an additional charge.

✓	Accidental Death Benefit Rider

✓	Base Insured Term Rider

✓	Change of Insured Rider

✓	Children's Insurance Rider

✓	Guaranteed Minimum Death Benefit Rider

✓	Spouse Life Insurance Rider

✓	Waiver of Monthly Deductions Rider

For more information, see "Riders," beginning on page 15.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

Unfavorable Investment Experience

The variable investment options to which you have chosen to allocate net Premium may not generate a sufficient, let alone a positive return, especially after the deductions for policy and Sub-Account portfolio charges.  Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen Premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage, sooner than might have been foreseen, and, potentially, even without value.

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Effect of Partial Surrenders and Policy Loans on Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return.  A partial surrender will proportionately reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios.  Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment.  There will always be a Grace Period and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

Reduction of the Death Benefit

A partial surrender could, and a policy loan would, decrease the policy's Death Benefit, depending on how the Death Benefit option relates to the policy's Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment of modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract that is not a modified endowment contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment of modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax advisor on all tax matters involving your policy.

The proceeds of a life insurance contract are includible in the insured's gross estate for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the insured, or (b) the insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy.  For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the insured may have with respect to the economic benefits in the policy, such as the power to change the beneficiary, surrender or cancel the policy, assign (or revoke the assignment of) the policy, pledge the policy for a loan, obtain a loan against the surrender value of the contract, etc.  Consult a qualified tax advisor on all tax matters involving your policy.

Fixed Account Transfer Restrictions and Limitations

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year.   After the first year , we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request.  We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Limitations

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the underlying mutual funds' ability to pursue stated investment objective s .  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 11, "Modes to Make A Transfer," beginning on page 13 , and "Short-Term Trading Fees," beginning on page 19 .  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Sub-Account Portfolio Investment Risk

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus.  You should read the mutual fund's prospectus carefully before investing.  Free copies of each mutual fund's prospectus may be obtained by contacting us at the address or phone number stated on the front page of this prospectus.

In Summary: Variable Universal Life Insurance and the Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

3

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable and the fixed investment options?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar, but also different, to universal life insurance.

✓	You will pay Premiums for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different than universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account).  Also, that its Cash Value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured's death, here is a basic overview.  (But please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured's age and sex; the underwriting class; any Substandard Ratings; the Specified Amount; the Death Benefit option; and the choice of any Riders.

✓	At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or net Premium, between and among fixed and variable investment options.

✓	From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and our sales and administrative costs.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first year from the Policy Date, you may request to increase or decrease the policy's Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an y increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of one of two options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓	Prior to the Insured's death, you may withdraw all or a portion (after the first year from the Policy Date) of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and policy loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing.  There also could be adverse tax consequences.

4

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy , or transfer Cash Value between investment options.

For more information, see "Charges," beginning on page 17.

Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load 1	Upon Making A Premium Payment	Maximum Guaranteed	Currently2
$25	$25
Per $1,000 Of Premium Payment
Premium Taxes	Upon Making A Premium Payment	$35 Per $1,000 Of Premium Payment
Surrender Charges 3, 4 Representative - For An Age 35 Male Non- Tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Upon Surrender Or Policy Lapse	Minimum 5	Maximum6	Representative7
$357	$19,298	$1,704
Proportionately From The Policy's Cash Value
Illustration Charge 8	Upon Requesting An Illustration	Maximum Guaranteed	Currently
$25	$0
Partial Surrender Fee	Upon A Partial Surrender	Maximum Guaranteed 9	Currently
$25	$0
From The Policy's Available Cash Value
Short-Term Trading Fee 10	Upon transfer of Sub - Account value out of a Sub - Account within 60 days after allocation to that Sub - Account	1% of the amount transferred from the Sub - Account within 60 days of allocation to that Sub - Account

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance 11 Representative - For An Age 35 Male Non- Tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative12
		$.05	$83.33	$0.11
Per $1,000 Of Net Amount At Risk - Proportionately From Your Chosen Variable And Fixed Investment Options
Flat Extra13	Monthly	Maximum
$2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed

5

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses (Continued)
Mortality And Expense Risk14	Daily based on annualized rate	Maximum Guaranteed
$8.00 Per $1,000 Of Variable Cash Value
Proportionately From Your Chosen Variable Investment Options
Administrative15	Monthly	Maximum Guaranteed	Currently
		$25	$12.50
Proportionately From Your Chosen Variable And Fixed Investment Options
Increase Charge	Monthly16	Maximum Guaranteed
$0.17 per $1,000 of Specified Amount Increase
Proportionally From Your Chosen Variable And Fixed Investment Options
Policy Loan Interest17	Annually	Current and Maximum Guaranteed: $60 per $1,000 of outstanding policy loan

Periodic Charges For Riders
Optional Charge18	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider19 Representative - For An Age 35 Male Non- Tobacco Preferred With An Accidental Death Benefit Of $100,000	Monthly	Minimum	Maximum	Representative
		$0.05	$0.75	$0.06
Per $1,000 Of Accidental Death Benefit - Proportionately From Your Chosen Variable And Fixed Investment Options
Base Insured Term Rider19 Representative - For An Age 35 Male Non- Tobacco Preferred With Base Specified Amount of $250,000 and Additional Death Benefit Of $250,000	Monthly	Minimum	Maximum	Representative
		$0.02	$83.33	$0.03
Per $1,000 Of Additional Protection - Proportionately From Your Chosen Variable And Fixed Investment Options
Children's Insurance Rider	Monthly	Maximum Guaranteed
$0.43 Per $1,000 of Rider Specified Amount
Proportionally From Your Chosen Variable And Fixed Investment Options
Guaranteed Minimum Death Benefit Rider20	Monthly	Maximum Guaranteed
$0.01 Per $1,000 of Rider Specified Amount
Proportionally From Your Chosen Variable and Fixed Investment Options

6

Periodic Charges For Riders (Continued)
Spouse Life Insurance Rider21 Representative Spouse - For An Age 35 Female Non- Tobacco With A Spouse Life Specified Amount Of $100,000	Monthly	Minimum	Maximum	Representative
		$0.10	$10.23	$0.15
		Per $1,000 Of Spouse Death Benefit - Proportionately From Your Chosen Variable And Fixed Investment Options
Waiver of Monthly Deductions Rider19 Representative - For An Age 35 Male Non- Tobacco Preferred With A Specified Amount Of $250,000 And Death Benefit Option One	Monthly	Minimum	Maximum	Representative
		$85	$855	$85
		Per $1,000 Of Deduction Waiver Benefit - Proportionately From Your Chosen Variable and Fixed Investment Options

The next item shows the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Sub-Account portfolio's fees and expenses is contained in the prospectus for the mutual fund that corresponds to the Sub-Account portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	2.43%	0.27%

1 We deduct one charge composed of the sales load and premium taxes.  On the Policy Data Page, we call the combined charge a Premium Load.

2 Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.

3 A surrender charge will apply if you surrender the policy in the first nine years, or lapse the policy.  We will calculate a separate surrender charge based on the Specified Amount, and each increase in the Specified Amount, which, when added together, will amount to your surrender charge.  For more information, see "Surrender Charges," beginning on page 18.
4 To be able to present dollar amounts of this charge here, for a full surrender occurring in the first year from the Policy Date, we assume an aggregate first year Premium in excess of the surrender target premium.  The surrender target premium is an assumed Premium payment amount we use in calculating the surrender charge.  The surrender charge is based on the lesser of the surrender target premium and the Premiums you pay in the first year from the Policy Date.  The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Specified Amount (and any increases).  The surrender charge for decreases in the Specified Amount will be a fraction of the charge for a full surrender.

5 The amount is based on a female who is age 18 and is a non-tobacco user.  We assume a policy with a Specified Amount of $500,000 and Death Benefit Option One.  The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

6 The amount is based on a male who is age 75 or older and uses tobacco (representing our greatest underwriting risk).  We assume a policy with a Specified Amount of $500,000 and Death Benefit Option One.  The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

7 This amount may not be representative of your cost.   Ask for an illustration, or see the Policy Data Page for more information on your cost.

8 If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request.  This charge will not be deducted from the policy's Cash Value.

9 The maximum charge is the lesser of $25 or 2% of the dollar amount of the partial surrender.

10 Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to underlying mutual funds that assess a short-term trading fee to the variable account (see "Appendix A: Sub-Account Information" and "Short-Term Trading Fees") .

7

11 This charge varies by: the Insured's sex; age; underwriting class; any Substandard Ratings; how long the policy has been In Force, and the Specified Amount.

12 This amount may not be representative of your cost.   Ask for an illustration, or see the Policy Data Page for more information on your cost.

13  The Flat Extra is a component in the calculation of the base policy Cost of Insurance Charge and any Rider Cost of Insurance Charge.  It is only applicable if certain factors result in an Insured having a Substandard Rating   (see "Cost of Insurance") .

14 After the ninth policy year, the Mortality and Expense Risk Charge continues to be $8.00 per $1,000 of variable Cash Value on the first $25,000 of Cash Value, but only $5.00 per $1,000 on additional variable Cash Value.

15 After the first policy year the monthly maximum guaranteed Administrative charge is $7.50, and the current amount deducted on a monthly basis is $5.

16 The increase charge will be deducted upon a request to increase the Specified Amount and on a monthly basis for twelve months after the increase.

17 We charge 6% interest per annum on outstanding loans, which accrues daily and becomes due and payable at the end of the year from the Policy Date, or we add it to your outstanding Indebtedness.  In addition to the interest we assess against loans, we also credit interest on the amount of Cash Value held as collateral or security for the loan.  This results in a net cost to you for loans (see "Policy Loans" and "Collateral and Interest").
18 Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro-rate the monthly fee should the Rider terminate before the beginning of the next month.  The amounts presented here may not be representative of your cost.  Ask for an illustration, or see the Policy Data Page, for more information on your cost.

19 This charge varies by policy based on individual characteristics of the person being insured.

20 The charge for this Rider is not assessed during the first three policy years.

21 This charge varies by: the spouse's sex; age; underwriting class; any Substandard Ratings; and the Specified Amount of the Rider.

8

The Policy

The policy is a legal contract between you and us.  Any change must be in writing, signed by our president and corporate secretary, and attached to or endorsed on the policy.  This prospectus discloses all material provisions of the policy.  In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations.  You may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an insured between the ages of 0 and 80 (although these ages may vary in your state).  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; Policy Data Pages; and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent polices described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember the portion of any amounts allocated to our general account and any guaranteed benefits we may provide under the policy exceeding the value of amounts held in the separate account are subject to our claims paying ability.

Policy Owner

The policy belongs to the owner named in the application.  You may also name a contingent owner.  A contingent owner will become the owner if the owner dies before any Proceeds become payable.  Otherwise, ownership will pass to the owner's estate, if the owner is not the Insured.  To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  You may name different owners or contingent owners (so long as the Insured is alive) by submitting your written request to our Home Office, which will become effective when signed rather than on the date which we received it.  However, this change will not affect any payment made or action taken by Nationwide before it was received.  Nationwide may require that the policy be submitted for endorsement before making a change.  There may be adverse tax consequences (s ee "Taxes" ) .

Policy Owner Rights.  Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:

•	Changing the policy owner, contingent owner, and beneficiary;

•	Assigning , exchanging, and/or converting the policy;

•	Requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	Changing insurance coverage such as Death Benefit option changes, adding or removing riders, and/or increasing or decreasing the Specified Amount.

These rights are explained in greater detail throughout this prospectus.

The Beneficiaries

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the Insured's death.  So long as the Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and direct us to distribute Proceeds other than as described below.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries.  We will pay multiple primary beneficiaries in equal shares, unless otherwise provided.  A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares.  If no named beneficiary survives the Insured, the Proceeds will be paid to the owner or the owner's estate.  To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it.  The change will not affect any payment we made, or action we took, before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy.  We can provide you with the details of our underwriting standards.   We reserve the right to reject any

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application for any reason permitted by law.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Specified Amount in most states is $50,000 ($100,000 in Pennsylvania and New Jersey).  We reserve the right to modify the minimum Specified Amount on a prospective basis to newly issued policies at any.

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application , and the proposed Insured is alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page.  For a change in the Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after we have approved your request.  It will end upon the Insured's death, once we begin to pay the Proceeds, or when the policy matures.  Coverage will also end if the policy Lapses.

Temporary Insurance Coverage

Upon payment of the initial Premium, temporary insurance may be provided.  Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect.  You must submit a temporary insurance agreement and make an initial Premium payment to our home office at the address listed on the front page of this prospectus or to an authorized representative.  The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of this policy.  During this time, we will deposit your initial Premium payment into an interest-bearing checking account.  Temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted).  If we issue the policy, what we do with the net Premium depends on the right to examine law of the state in which you live (see "Right to Cancel (Examination Right)") .  Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial Premium, and delivery of the policy while the Insured is still living.

Right To Cancel (Examination Right)

For a limited time, commonly referred to as the "free look" period, you may cancel the policy and receive a refund.  The free look period expires ten days after you receive the policy or longer if required by state law.

If you decide to cancel the policy during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  If we do not receive your policy at our Home Office by the close of business on the date the free-look period expires, you will not be permitted to cancel your policy free of charge.  If the policy is canceled, we will treat the policy as if it was never issued.

Within seven days of a cancellation request, we will refund the amount prescribed by law.  Depending upon the law in the state or territory where the policy is issued, the amount we refund will be Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.

If the policy was issued in a state or territory that requires us to refund the initial Premium payment, we allocate initial net Premium to the fixed account as instructed, but hold all of the initial net Premium designated to be allocated to the Sub-Accounts in the available money market Sub-Account until the free look period expires.  At the expiration of the free look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer.

If the policy was issued in a state or territory that requires us to refund the Cash Value, we will allocate all of the initial net Premium to the designated Sub-Accounts and fixed account based upon the allocation instructions in effect at the time, at the price next determined.

To Change Coverage

After the first year from the Policy Date, you may request to change the Specified Amount; however, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least three months.  Changes to the Specified Amount will alter the Death Benefit (see "Changes In The Death Benefit Option") .

You may request to increase the Specified Amount, by at least $10,000, which will increase the Net Amount At Risk.  Because the cost of insurance charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will also cause the policy's cost of insurance charge to increase.  As a result, there will be a corresponding increase in the periodic charges we deduct from the policy's Cash Value.  An additional Underwriting and Distribution Charge and Surrender Charge schedule will

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also apply whenever you increase the base Policy Specified Amount.   A n increase in the Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from lapsing ( see "Lapse" ).

You may request to decrease the Specified Amount.  We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent.  Then we will decrease the initial Specified Amount.  However, we will deny a request which would reduce the amount of your coverage below the minimum initial Specified Amount or that would disqualify the policy as a contract for life insurance , (see "To Purchase) .

To change the Specified Amount, you must submit your written request to us at our Home Office.  You must provide us with evidence of insurability that satisfies our underwriting standards.  The Insured must be 80 or younger.  Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request.  We reserve the right to limit the number of changes to one each year from the Policy Date.

Sub-Account Transfers

We will determine the amount you have available for transfers among the Sub-Accounts in Accumulation Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. EST ).  An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges (see "In Summary: Fee Tables" and "How Investment Experience Is Determined") .   Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.  Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner.  The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy.  Short-term trading can result in:

•	The dilution of the value of the investors' interests in the mutual fund;

•
Mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	Increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.  Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.

Redemption Fees.  Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period.  For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event.  A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

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As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in 1 calendar quarter
Nationwide will mail a letter to the policy owner notifying them that:
1.they have been identified as engaging in harmful trading practices; and
2.if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in 1 calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in 1 calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.

Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1 (see "Other Restrictions" below) .

Managers of Multiple Contracts.  Some investment advisors /representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners.  These multi-contract advisors will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within 60 days of the date of allocation to the Sub-Account.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred.  We will remit all such fees to the underlying mutual fund.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	Request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;

2)	Request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

3)
Instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy's Maturity Date, you may make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date.  Also, you may not make more than one transfer every 12 months.

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On transfers to the fixed account, we may not permit you to transfer over 25% of your variable Cash Value as of the close of business of the prior Valuation Period.

On transfers from the fixed account, we may not permit you to transfer over 25% of your fixed account Cash Value as of the end of the previous policy year (subject to state restrictions).

Modes to Make a Transfer

You can submit transfer requests in writing to our Home Office via first class U.S. mail .  We may also allow you to use other methods of communication, such as fax, telephone, or through our website.  Our contact information is on the front page of this prospectus.  We will use reasonable procedures to confirm that transfer instructions are genuine and we will not be liable for following instructions that we reasonably determine to be genuine.  Forms of communication other than via first class U.S. mail are subject to the short-term trading limitations described in the "Sub-Account Transfers" section of this prospectus.

In addition, any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request.  Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, please make your transfer request in writing.

When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined (see "When Accumulation Units are Valued") .

To Exchange

You have an exchange right under the policy.  At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability.  Afterwards, you may also surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured's life, but subject to evidence of insurability that satisfies our underwriting standards.

The new policy may be one of our available individual flexible premium adjustable life insurance policies.  It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date.  It will have the same Specified Amount, Policy Date, and issue age.  We will base Premiums on our rates in effect for the same sex, Attained Age and premium class of the Insured on the exchange date.  You may transfer Indebtedness to the new policy.

You must make your request on our official forms to the Home Office.  The policy must be In Force and not in a Grace Period.  You must pay a surrender charge.  The exchange may have tax consequences (see "Exchanging the Policy For Another Life Insurance Policy") .  The new policy will take effect on the exchange date only if the Insured is alive.  This policy will terminate when the new policy takes effect.

To Terminate (Surrender)

You have the right to terminate the policy , or you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, upon surrender the excess will be included in your income for federal tax purposes   ( see "Surrendering the Policy; Maturity" ).   The Cash Surrender Value will be reduced by the outstanding amount of a policy loan (see "Policy Loans") .

To Assign

You may assign any rights under the policy while the Insured is alive , subject to our approval .  If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing , signed , and recorded at our Home Office before it will become effective.  Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide.  Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment.  Your assignment will be subject to any outstanding policy loans , policy liens, garnishments, court orders, or any previous assignments (see "Policy Loans") .

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date we will pay you the Proceeds which will equal the policy's Cash Value, less any Indebtedness .

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The Proceeds will equal the policy's Cash Value minus any Indebtedness.  After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary.  During this time, you will still be able to request partial surrenders.  The Maturity Date extension will either be for the policy value, or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy).  It is your choice, and, in any event, your policy will be endorsed so that:

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•       No changes to the Specified Amount will be allowed;

•       No additional Premium payments will be allowed;

•      100% of the policy value will be transferred to the fixed account;

•	To extend for the Cash Value, your policy's Death Benefit will become the Cash Value, irrespective of your previous Death Benefit option choice ; and

•
The monthly policy expense charges and administrative charges will no longer be deducted from the Cash Value since the Death Benefit will be equal to the Cash Value.  The cost of insurance charges after that time will be zero.

The primary purpose of Maturity Date extension is to continue the life insurance coverage and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see, "Surrendering the Policy; Maturity") .

Assuming you have no outstanding Indebtedness on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds at maturity.  However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the proceeds at maturity.

The Maturity Date will not be extended, however, beyond when the policy would fail the definition of life insurance under the Code (see "The Death Benefit") .

Reminders, Reports and Illustrations

On request, we will send you scheduled Premium payment reminders and transaction confirmations.  We will also send you annual reports that show:

•	The Specified Amount

•	The current Cash Value

•	Minimum monthly Premiums

•	The Cash Surrender Value

•	Premiums paid

•	Outstanding Indebtedness

•	All charges since the last report .

You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send these reminders and reports to the address you provide on the application, or to another you may specify.  At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you.  Household delivery will continue for the life of the policies .

A policy owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on the front page of this prospectus.  We will reinstitute individual delivery within 30 days after receiving such notification.

Errors or Misstatements

If you make an error or misstatement in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount At Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age and sex in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death.  We will then add this adjusted amount that reflects the true age and sex of the Insured to the Cash Value of the policy at the Insured's death.  The Cash Value will also be adjusted to reflect the cost of insurance charges based on the Insured's correct age and sex from the Policy Date.

Incontestability

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such an increase after it has been In Force during the Insured's lifetime for two years from its effective date.

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If We Modify the Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to purchase to design the policy to meet your specific needs.  You may purchase any of them simultaneously.  Once the policy is In Force, to add a Rider, we may require further evidence of insurability.  You will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office (see "In Summary: Fee Tables" and "Charges") .

Accidental Death Benefit Rider

Subject to our underwriting approval, you may purchase this Rider at any time.  The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death.  The benefit continues until the Insured reaches Attained Age 70.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit , or you decide you no longer need the benefit and let us know in writing at our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.

Base Insured Term Rider

Subject to our underwriting approval, this Rider is available when the policy is In Force.  The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen.  You may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Before deciding whether to purchase the Rider it is important for you to know that when you purchase the Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time.  There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all.  You need to know that when the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).

Change of Insured Rider

You may elect this Rider for no charge at any time.  You may change the Insured for a new Insured, subject to insurability and other conditions.  The costs and benefits under the policy after the change will be based on, and could change with, the underwriting classification and characteristics of the new Insured, but this Rider's benefit will have no impact on the policy's Death Benefit.

Children's Insurance Rider

Subject to our underwriting approval, you may purchase term life insurance on any of the Insured's children at any time.  Before an expiration date, the policy pays a benefit to the named beneficiary upon the insured child's death.  As long as the policy is In Force, the insurance coverage for each child will continue until the earlier of: 1) the anniversary of the policy on or after the date that the child turns age 22; or 2) the anniversary of the policy on or after the date that the Insured turns age 65.

Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit and let us know in writing at our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.

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Guaranteed Minimum Death Benefit Rider

This Rider is only available when you purchase the policy and has no loan value or Cash Surrender Value.  The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from lapsing.  The benefit is a death benefit payable to the beneficiary you designate, less any outstanding Indebtedness and any withdrawals.

There is no charge for this Rider during the first three policy years.  In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base Policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) you have met the annual Rider Minimum Premium requirement.  The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Specified Amount, Death Benefit option and underwriting class of the Insured.

On each policy anniversary, we will determine if the Rider Minimum Premium requirement has been met.  This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy Indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years.  If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals.  If this requirement is not met, we will notify you of the Premium payments required in order to continue benefits under this Rider.  A Grace Period of 61 days will be provided and if the required Premiums are not received during this Grace Period , the Rider will terminate without value.  During this Grace Period , the Rider charge will still apply.  During any policy year when benefits are being paid under the Waiver Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.

Spouse Life Insurance Rider

Subject to our underwriting approval, you may purchase this Rider at any time.  The benefit is a death benefit payable to the beneficiary you designate upon the Insured's spouse's death; otherwise, the benefit is payable to the Insured.  The benefit continues until the anniversary of the Rider on or next following the year in which the Insured's spouse turns age 70, or the policy matures, whichever is earlier.  You will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or until you decide you no longer need the benefit and let us know in writing at our Home Office.  Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.  Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.  This Rider has a conversion right. The Insured's spouse may exchange this Rider's benefit for a level premium, level benefit plan of whole life insurance, subject to limitations.

Waiver of Monthly Deductions Rider

Subject to our underwriting approval, you may purchase this Rider at any time so long as the policy is In Force and it is before the Policy Date on or following when the Insured reaches age 65.  If an Insured becomes disabled, as defined in this Rider, for six consecutive months within the first three years from the Policy Date, the benefit is a credit to your policy in an amount necessary to keep the policy In Force.  The benefit for subsequent years, however, is a waiver of your policy's monthly charges.   For example, if you become totally disabled for six consecutive months , two years and eight months from the Policy Date , for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force.  After that, the Rider's benefit would be a waiver of your policy's monthly charges.

Note:  This Rider's benefit alone may not be sufficient to keep your policy from Lapsing.  Therefore, you may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid.  However, while the Rider's benefit is being paid, it will cost you less on a monthly basis to keep the policy In Force.

H ow long the benefit lasts depends on the Insured's age when total disability begins.  Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65).  Between ages 60 and 63, the benefit continues until the Insured turns age 65.  From age 63, the benefit lasts only for two years.

Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.  Upon request, we will furnish Premium receipts.

Initial Premium

The amount of your initial Premium will depend on the initial Specified Amount of insurance, the Death Benefit option, and any Riders you select.  Generally, the higher the required initial Specified Amount, the higher the initial Premium will be.  Similarly, because Death Benefit Option Two provides for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Option Two may require a higher amount of initial Premium.  Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the initial Premium will be.

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Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not still living.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days thereafter.

You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50, equal to the minimum monthly Premium.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.   Allocation of initial net Premium will be determined by the right to examine law of the state or territory where the policy is issued (see "Right to Cancel (Examination Right)").

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
During the first 3 policy years, the total Premium payments, less any outstanding Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.

•	After the first 3 policy years, each Premium payment must be at least equal to the minimum monthly Premium.

•	We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk .

•
We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment contract status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy .

•
We may require that outstanding Indebtedness be repaid prior to accepting any additional Premium payments.  Some, but not all, of the situations when we might exercise this right include when interest rates are low, when your policy loans exceed 90% of the Cash Value of your Sub-Account allocations, or when a Premium payment may alter the character of the policy for tax purposes (see "Lapse") .  We will let you know in advance.

•
We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page.  If you decide to make a subsequent Premium payment, you must send it to our Home Office.

Charges

Please read and consider the following   in conjunction with the fee tables and accompanying footnotes (see "In Summary: Fee Tables").   Also, see your policy, including the Policy Data Page and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes.  We will deduct all other charges from the policy's Cash Value (rather than a Premium payment), in proportion to the balances of your variable Cash Value , and fixed account Cash Value.   These charges are assessed by redeeming Accumulation Units.  The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account.  We will transfer the loan interest charge from your investment options to the loan account.  We take the monthly periodic charges in advance and we will not pro-rate any monthly Rider charge should the Rider terminate before the beginning of the next month.

There are also operating charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Account s.   On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV.  (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Accumulation Units.)  In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to that Sub-Account.  The fee is assessed against the amount transferred and is paid to the mutual fund.  For more information on the operating charges and short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and "Short-Term Trading Fees" in this prospectus.

Sales Load

This charge compensates us for our sales expenses.  The sales load portion of the Premium Load charge is guaranteed not to exceed $25 per $1,000 of Premium and covers our sales expenses.  Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium.  The break point Premium is shown in the Policy Data Page.  Sales load is assessed each time a Premium payment is submitted.  We may earn a profit from this charge.

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Premium Taxes

The premium taxes portion of the Premium Load charge is $35 per $1,000 of Premium and reimburses us for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).  This amount is an estimated amount.  If the actual tax liability is more or less, we will not adjust the charge retroactively, so we may profit from it.

Surrender Charges

A surrender charge will apply if you surrender the policy during the first nine years from the Policy Date , lapse the policy, or request a decrease in the Specified Amount. Surrender charge s compensate us for policy underwriting and sales expenses.  The charge will be deducted proportionally from the Cash Value in each Sub-Account and the fixed account.  The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Specified Amount.  We may earn a profit from this charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial Specified Amount for policies which are issued on a standard basis (see Appendix C for specific examples).

Initial Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$7.776	$7.521	$8.369	$7.818
35	$8.817	$8.398	$9.811	$8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641

Initial Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$5.776	$5.521	$6.369	$5.818
35	$6.817	$6.398	$7.811	$6.891
45	$9.691	$8.896	$11.387	$9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix C).  Ask for an illustration or see the Policy Data Page for more information on your cost.

The surrender charge amount decreases over time and we will deduct the surrender charge based on the following schedule:

Policy year calculated from the Policy Date or effective date of Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%

There are two components to the surrender charge: the underwriting component and the sales component.  The underwriting component is based upon the Insured’s age when the policy is issued and covers costs associated with underwriting.  The sales expense component, which is based on and varies by the Insured’s sex, age when the policy is issued, and underwriting class, covers sales expenses including processing applications, conducting medical exams, determining insurability (and the Insured’s underwriting class), and establishing policy records.  Additional information can be found in the Statement of Additional Information which can be requested, free of charge, by contacting us at the phone number or address located on the front page of this prospectus.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•	you have not invoked the Waiver of Monthly Deductions Rider.

We may impose a new surrender charge on the policy received in the exchange.

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Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date while the policy is In Force .   W e may charge a partial surrender fee to compensate us for the administrative costs in calculating and generating the surrender amount.   The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender.   However, currently, there is no charge for a partial surrender.  The Cash Value available for a partial surrender is subject to any outstanding Indebtedness .

Short-Term Trading Fees

Some mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the mutual fund (and policy owners with interests allocated in the mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

Any short-term trading fee assessed by any mutual fund available in conjunction with the policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees.  Please refer to the prospectus for each Sub-Account portfolio for more detailed information.  Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account.  We will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, see "Appendix A: Sub-Account Information" .

If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading.  The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner's Sub - Account value.  All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	Scheduled and systematic transfers, such as Dollar Cost Averaging;

•	Policy loans or surrenders; or

•	Payment of the death benefit proceeds upon the Insured's death.

New share classes of currently available mutual funds may be added as investment options under the policy.  These new share classes may require the assessment of short-term trading fees.  When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

Cost of Insurance

The cost of insurance charge compensates us for underwriting insurance protection.  The cost of insurance charge is the product of the Net Amount At Risk and the cost of insurance rate.

We base the cost of insurance rate on our expectations as to future mortality and expense experience.  The cost of insurance rate will vary by: the Insured's sex; age; underwriting class; any Substandard Ratings; how long the policy has been In Force , and the Specified Amount.  There will be a separate cost of insurance rate for the initial Specified Amount and any increases.  The cost of insurance rates will never be greater than those shown on the Policy Data Page that we send we when you issue the policy.

Flat Extras and Substandard Ratings. As part of our underwriting process, we may inquire about the occupation and activities of the Insured.  If the activities or occupation of an Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating.  If this is the case, we may add an additional component to the cost of insurance charge called a "Flat Extra."  The Flat Extra accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured.  The Flat Extra is a component of the total cost of insurance charge, so if applied it will be deducted from the policy's Cash Value on the Policy Date and the monthly anniversary of the Policy Date.  The monthly Flat Extra is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk.  If a Flat Extra is applied, it is shown in the Policy Data Pages.  In no event will the Flat Extra result in the cost of insurance charge exceeding the maximum charge listed in the fee table of this prospectus.

We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class , and any Substandard Ratings, on whom policies with the same Specified Amount have been In Force for the same length of time.  The change could increase your cost of insurance charge, which, accordingly, would decrease your policy's Cash Value, and the converse is true, too.  In contrast, you could cause your cost of insurance charge to decrease with a request to reduce the Specified Amount that also reduces the Net Amount At Risk.

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There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase.  An increase in the Specified Amount may cause an increase in the Net Amount At Risk.  Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase.  An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the Policy.

The rate class of an Insured may affect the cost of insurance rate.  Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical polity, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.  Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals.  Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.

Mortality and Expense Risk

Though the maximum guaranteed mortality and expense risk charge is higher, currently, we deduct this charge on a daily basis according to the following schedule.  During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value.  After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.  This charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it.  The mortality risk is that the Insured does not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.

Administrative

Currently, we deduct $12.50 per month through the first year from the Policy Date for the administrative charge.  The maximum guaranteed administrative charge is $25 per month in the first policy year.  Thereafter, we currently deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month.  This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping.

Increase Charge

The increase charge is deducted proportionally from the Cash Value in the Sub-Accounts and the fixed account when the policy owner requests an increase in the Specified Amount.  It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales.  The underwriting and administration component is equal to $1.50 per year per $1,000 of increase.  The sales component is equal to $0.54 per year per $1,000 of increase.  Together, the maximum charge totals $2.04 per year ($0.17 per month).

Policy Loan Interest

We will charge interest on the amount of an outstanding policy loan, at the rate of 6.0% per annum, which will have accrued daily and become due and payable at the end of the year from the Policy Date.  If left unpaid, we will add it to the loan amount.  As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account, on which interest will accrue and be credited daily.  During years two through 14 from the Policy Date, the current interest crediting rate is 5.1%.  Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 4.0%).  Accordingly, your net cost for an ordinary loan during years one through 14 from the Policy Date is 0.9% per annum currently.  Thereafter, there is no cost (a net cost of zero) for a loan currently.  For more information, see "Collateral and Interest," beginning on page 31.

Children's Insurance Rider

The charge for this Rider is $0.43 per $1,000 of Rider Specified Amount.  This charge compensates us for providing term insurance on the life of each child of the Insured.  We will charge for the Rider so long as the policy is In Force and the Rider is in effect.  The cost will remain the same, even if you request to change the number of children covered under the Rider.  However, we may decline your request to add another child based on our underwriting standards.

Change of Insured Rider

There is no charge for this Rider and you may elect it at any time.  The costs and benefits under the policy after the change will be based on, and could change with the underwriting classification and characteristics of the new Insured, but this Rider's benefit will have no impact on the policy's Specified Amount.

Spouse Life Insurance Rider

The charge for this Rider compensates us for providing term insurance on the life of the Insured's spouse.  The charge is the product of the Specified Amount of this Rider and the spouse life insurance cost of insurance rate.  We base the spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured's spouse.  The spouse life insurance cost of insurance rate will vary by: the spouse's sex; Attained Age; underwriting class; any Substandard Ratings; and Specified Amount of the Rider.

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Accidental Death Benefit Rider

The charge for this Rider compensates us for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed.  The charge is the product of the Specified Amount of this Rider and the accidental death benefit cost of insurance rate.  We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death.  The accidental death benefit cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; and any Substandard Ratings.

Base Insured Term Rider

The charge for this Rider compensates us for providing term life insurance on the Insured.  The charge is the product of the Specified Amount of this Rider and the additional protection cost of insurance rate.  We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality.  The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Rider Specified Amount.

Waiver of Monthly Deductions Rider

The charge for this Rider compensates us for waiving monthly charges (excluding this Rider's charge) upon the Insured's total disability, as defined in this Rider, for six consecutive months.  However, during the first three years from the Policy Date, we will instead credit your policy with the minimum monthly Premium payment due during the Insured's total disability.  The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate.  We base the deduction waiver cost rate on our expectations as to the likelihood of the Insured's total disability for six consecutive months.  The deduction waiver cost rate varies by: the Insured's sex; Attained Age; underwriting class; and any Substandard Ratings.

Guaranteed Minimum Death Benefit Rider

There is no charge for this Rider during the first three policy years.  The charge subsequently assessed compensates us for guaranteeing the minimum Death Benefit .  The Rider charge does not vary by insured.

Reduction of Charges

In addition to sales to individuals, the policy may be purchased by corporations and other entities.  Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs.

We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different Insureds; the total Premium we expect to receive; total Cash Value of commonly owned policies; the nature of the relationship among individual Insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.

We may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges.  If you have questions about whether your policy is eligible for reduction of any charges, please consult with your registered representative for more specific information.  Your registered representative can answer your questions and where appropriate can provide you with illustrations demonstrating the impact of any reduced charges for which you may be eligible.

We may change both the extent and the nature of the reductions.  We make the reductions in charges in a way that is not unfairly discriminatory to policy owners and reflects the differences in costs of services we provide.

Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex.  The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women unless the purchaser is an entity and requests that we use sex non-distinct tables.  Thus the policies generally provide different benefits to men and women of the same age.  Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

A Note on Charges

During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

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We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses.  Distribution, promotional , and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances , and marketing allowances.  We refer to these expenses collectively as "total compensation."

We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of target premium and 4 % of any excess premium).  Commission may also be paid as an asset-based amount instead of a premium based amount.  If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned Cash Value per year.

The actual amount and/or forms of total compensation we pay depend on factors such as the level of Premiums we receive from respective broker-dealer firms and the scope of services they provide.  Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (and not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates.  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in underlying mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2010 , the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed 0 . 61% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that we and our affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

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Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.  We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor , its subadvisor (s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

To Allocate Net Premium And Sub-Account Valuation

When you apply for the policy, you choose how your net Premium will be allocated among the available Sub-Accounts once the free look period expires (see "Right to Cancel (Examination Right)") .

The Fixed Investment Option

The net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account.  The general account contains all of our assets other than those in the separate accounts and backs the fixed investment option.  These assets are subject to our general liabilities from business operations.  The general account is used to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.

Interest rates are set at the beginning of each calendar quarter.  You may receive a different interest rate depending on the rates in effect when you purchase the policy.  The rate may also vary for net Premiums versus a transfer of Accumulation Units from a Sub-Account.  In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).  Interest we credit to the fixed investment option may not increase the Cash Surrender Value enough to cover the policy's charges.  If not, the policy may Lapse (see "Lapse") .

It is important to remember any guaranteed benefits or interest crediting associated with the fixed account is subject to our claims paying ability.

Variable Investment Options

Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  (This registration does not involve the SEC's supervision of the management or investment practices or policies of these mutual funds) .    "Appendix A: Sub-Account Information" identifies the available mutual funds, by name, investment type , and advisor .  Your choices and any changes will appear on the Policy Data Page.

Underlying mutual funds in the separate account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

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The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their policy.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates, may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account 's assets are held separately from the assets of the other Sub-Account, and each Sub-Account has investment objectives and policies that are different from those of the other Sub-Account.  Thus, each Sub-Account operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the Investment Experience of any other Sub-Account.

The Sub-Accounts available through this policy invest in underlying mutual funds of the companies listed below.  For a complete list of the available Sub-Accounts, see "Appendix A: Sub-Account Information."  Appendix A also contains information about the underlying mutual fund a Sub-Account invests in, including its investment objective, advisor , and sub- advisor , if applicable.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

Allocation of Net Premium and Cash Value

We allocate your net Premium payments to Sub-Accounts or the fixed account per your instructions.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  You must specify your net Premium payments in whole percentages.  The sum of allocations must equal 100%.

You may change the allocation of net Premiums or may transfer Cash Value from one Sub-Account to another.  Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.  Net Premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Fixed Account Transfers").

When Accumulation Units are Valued

We account for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units.  The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We use each underlying mutual fund's NAV per share to calculate the daily Accumulation Unit value for the corresponding Sub-Account.  Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV.  This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.  See, the "How Investment Experience is Determined" section below for a description of how the number of Accumulation Units representing a policy owner's interest is determined and how they are priced.

Accumulation Units are priced as of the New York Stock Exchange's ("NYSE") close of business, normally 4:00 p.m. EST , on each day that it is open.  We will price Accumulation Units on any day that the NYSE is open for business.  Any transaction submitted on a day when the NYSE is closed or after it has closed for the day, will not be priced until the close of business on the next day that the NYSE is open for business.  Accordingly, we will not price Accumulation Units on these recognized holidays:

•	New Year's Day

•	Martin Luther King, Jr. Day

•	Presidents' Day

•	Good Friday

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•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving

•	Christmas

In addition, we will not price Accumulation Units if:

•	trading on the NYSE is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.  Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are both open for business.

We will process transactions we receive after the close of the NYSE on the next Valuation Period that the NYSE is open.

How Investment Experience is Determined

A policy owner's variable Cash Value is based on their allocations to the Sub-Accounts. Sub-Account allocations are accounted for in Accumulation Units.  A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units they own.  The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account.   The number of Accumulation Units you own in a Sub-Account will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with new Premium and loan repayments.

Initially, we set the Accumulation Unit value at $10 for each Sub-Account.  Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests.  We account for these performance fluctuations by using a "net investment factor," as described below, in our daily Sub-Account valuation calculations.  Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the net investment factor for any Valuation Period by dividing 1) by 2) and subtracting 3) from the result where:

1)	is the sum of:

a)	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period;

b)	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

c)
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account;

2)	is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period; and

3)
is a factor representing the daily mortality and expense risk charge.  This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account.  Each policy anniversary starting on the 10th, the mortality and expense risk charge is reduced to an annualized rate of 0.50% of the daily net assets of the separate account if the Cash Surrender Value is $25,000 or more each anniversary.  For policies issued in New York, the charge is reduced regardless of the Cash Surrender Value on each anniversary.

Cash Value

The policy has a Cash Value.  There is no guaranteed Cash Value.  Rather, it will be based on the values, and vary with the Investment Experience of the Sub-Account s to which you have allocated net Premium, as well as the values of, and any daily crediting of interest to, the policy loan (if you have taken a policy loan) and fixed account.  It will also vary because we deduct the policy's periodic charges from the Cash Value.  So, if the policy's Cash Value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly.  To determine the number of Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Accumulation Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy's Cash Value will be reduced by the surrendered amount.  Similarly, when we assess charges or deductions, a number of Accumulation Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's

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Cash Value.  We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the policy loan and fixed account will be credited interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  For there to be Cash Value in the policy loan account, you must have taken a policy loan.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter.  Upon request, we will inform you of the current applicable rates for each account (see "The Fixed Investment Option") .

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date you request or, if that date has passed or no date is specified, then at the end of the Valuation Period during which we receive your request.

Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.  There is no charge for Dollar Cost Averaging and it does not count as a transfer event (see "Modes to Make a Transfer") .

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account and the following Sub-Accounts:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class R

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

These funds may or may not be available depending on when you purchased this policy (see "Appendix A: Sub-Account Information") .

Dollar Cost Averaging transfers may not be directed to the fixed account.  We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s).  You may also instruct us in writing to stop the transfers.  If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.

We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that Dollar Cost Averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do so.

Automated Income Monitor

Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost.  This program is only available to policies that are not Modified Endowment Contracts.

Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of their policy.  The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans.  Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood your policy will lapse.  Before requesting the Automated Income Monitor program, please consult with your financial and tax advisors .

You can obtain an Automated Income Monitor election form by contacting your registered representative or our service center.  At the time of application for a program, we will provide you with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value and Death Benefit.  You must submit this illustration along with your application.  Programs will commence at the beginning of the next monthly anniversary after we receive your election form and illustration.

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On each Policy Anniversary thereafter we will provide an updated In Force illustration to assist you in determining whether to continue, modify, or discontinue an elected program based on your goals.  You may request modification or termination of a program at any time by written request.

Your program will be based on your policy's Cash Surrender Value at the time of election, and each succeeding Policy Anniversary, and the following elections:

1.	Payment type:

a.
Fixed Amount:  If you elect payments of a fixed amount, the amount you receive will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and your policy's Investment Experience; or

b.
Fixed Duration:  If you elect payments for a fixed duration, the amount you receive during the first year will be based on the illustration assumptions below.  After the first year, the amount will vary based on the illustration assumptions below and policy Investment Experience to maintain the elected duration.

2.	Illustration assumptions:

a.	An assumed variable rate of return you specify from the available options stated in the election form;

b.
  Minimum Cash Surrender Value you target to have remaining on your policy's Maturity Date, or other date you specify.  This dollar amount is used to calculate available income.  It is not guaranteed to be the Cash Surrender Value on the specified date;

c.
You may also request a change of Death Benefit option from Death Benefit Option Two to Death Benefit Option One , or a decrease in Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and

d.	Payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.

Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option One , will result in larger projected payments or longer projected durations.  However, larger payments or longer duration may increase the likelihood your policy will lapse.

You are responsible for monitoring your policy to prevent lapse.  We will provide annual In Force illustrations based on your then current Cash Surrender Value and your elected illustration assumptions to assist you in planning and preventing lapse.  You may request modification or termination of a program at any time by written request.

Automated Income Monitor programs are subject to the following additional conditions:

1.	To prevent adverse tax consequences, you authorize us to make scheduled payments via policy loan when:

a.	Your policy's cost basis is reduced to zero;

b.	A partial surrender within the first 15 policy years would be a taxable event; or

c.	T o prevent your policy from becoming a MEC (see " When the Policy is Life Insurance that is a Modified Endowment Contract") .

Note:  Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans.  Refer to the "Partial Surrenders" and "Policy Loans" sections of this prospectus for additional information.

2.	While a program is in effect, no Premium payment reminder notices will be sent; however, Premium payments will be accepted.

3.	Programs will terminate on the earliest of the following:

a.	Our receipt of your written request to terminate participation;

b.	At the time your policy enters a grace period or terminates for any reason;

c.	At the time of a requested partial surrender or policy loan outside the program;

d.	Upon a change of policy owner;

e.	For income based on a fixed duration, the end of the period you specify at the time of election;

f.	On any policy anniversary when your then current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption you specify;

g.	At any time the scheduled partial surrender or policy loan would cause your policy to fail to qualify as life insurance under Section 7702 of the Code, as amended; or

h.	Your Policy's Maturity Date.

We will notify you upon termination of your Automated Income Monitor program due to one of the above events.  In addition, we may modify, suspend or discontinue Automated Income Monitor programs at any time.  We will notify you in writing 30 days before we do so.

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The Death Benefit

Calculation of the Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information.  We will not dispute the payment of the Death Benefit after the policy has been In Force during the Insured's lifetime for two years from the Policy Date.  The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount.  The Death Benefit will depend on which option you have chosen and the tax test you have elected, as discussed in greater detail below.  Also, the Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding Indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

Death Benefit Options

There are two Death Benefit options under the policy.  You may choose one.

If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Option One

The Death Benefit will be the greater of the Specified Amount or the applicable percentage of Cash Value.  Under Option One, the amount of the Death Benefit will ordinarily not change for several years to reflect Investment Experience and may not change at all.  If Investment Experience is favorable, the amount of Death Benefit may increase.  To see how and when Investment Experience may begin to affect Death Benefits, please see the illustrations.

Option Two

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience .

In connection with both Death Benefit options, the term "applicable percentage" means:

1)  250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and
2)  When the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

Applicable Percentage of Cash Value Table

Attained Age	Percentage of Cash Value	Attained Age	Percentage of Cash Value	Attained Age	Percentage of Cash Value
0-40	250%	60	130%	80	105%
41	243%	61	128%	81	105%
42	236%	62	126%	82	105%
43	229%	63	124%	83	105%
44	222%	64	122%	84	105%

45	215%	65	120%	85	105%
46	209%	66	119%	86	105%
47	203%	67	118%	87	105%
48	197%	68	117%	88	105%
49	191%	69	116%	89	105%

50	185%	70	115%	90	105%
51	178%	71	113%	91	104%
52	171%	72	111%	92	103%
53	164%	73	109%	93	102%
54	157%	74	107%	94	101%

55	150%	75	105%	95	101%
56	146%	76	105%
57	142%	77	105%
58	138%	78	105%
59	134%	79	105%

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The Minimum Required Death Benefit

The policy has a Minimum Required Death Benefit.  The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment .   At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

•	The cash value accumulation test; or

•	The guideline premium/cash value corridor test.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations.  The percentages depend upon the Insured's age, sex, and underwriting classification.  Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.  We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

Changes in the Death Benefit Option

After the first year from the Policy Date, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary date following the date we approve the change.

Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same.  The policy's charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change.  We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

If Option One is changed to Option Two, policy charges will decrease.  If Option Two is changed to Option One, policy charges will increase.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness and any partial surrenders.  Similarly, if the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive.  We calculate the Cash Surrender Value based on the policy's Cash Value.  To derive the Cash Surrender Value, we will deduct from the Cash Value any outstanding Indebtedness and the surrender charge.  The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office.  We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

Policy Restoration after a Full Surrender.  Prior to the Insured's death, we will permit restoration of a surrendered policy pursuant to the established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e. use of the Proceeds from a surrendered policy to purchase a new policy).  Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges.

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For additional information and a description of our current policy restoration requirements and procedures see the "Policy Restoration Procedure" section of the Statement of Additional Information to this prospectus or contact us.  The Statement of Additional Information is available free of charge and can be obtained using the contact information on the front page of this prospectus.

Partial Surrender

You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date.  Currently, we do not charge a surrender fee for partial surrenders.

Partial surrenders are permitted if they satisfy the following requirements:

1)	The minimum amount of any partial surrender is $ 200 ;

2)	Partial surrenders may not reduce the specified amount to less than $50,000;

3)	After a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

4)
Maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy.  Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and

5)	After the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.

When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender.  Under Death Benefit Option One, the Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value.  In that case, a partial surrender will decrease the Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Specified Amount.

Partial surrenders may be subject to income tax penalties.  They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy (see "Periodic Withdrawals, Non-Periodic Withdrawals and Loans") .

Reduction of Specified Amount on a Partial Surrender

We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts.  We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Accounts is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount to ensure that the Net Amount At Risk does not increase.  Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance.  The policy's charges going forward will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

Any reduction we make to the Specified Amount will be made in the following order:

•	Against the most recent increase in the Specified Amount;

•	Against the next most recent increases in the Specified Amount in succession; and

•	Against the Specified Amount under the original application.

Income Tax Withholding

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax.  Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold.  If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.  Policy owners should consult a tax advisor .

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

1.	the value each year of the life insurance protection provided;

2.	an amount equal to any employer-paid premiums; or

3.	some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor , to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

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Policy Loans

While the policy is In Force, you may take an advance of money from the Cash Value at any time after the first policy year using the policy as security.  We call this advance a policy loan.  You must make your request in writing at our Home Office.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount and Interest

The minimum policy loan you may take is $200.  Maximum policy Indebtedness is limited to 90% of your variable Cash Value, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy Indebtedness is limited to 90% of the Cash Value in the Sub-Accounts and 100% of the Cash Value in the fixed account, less surrender charges and interest due on the next policy anniversary (see "Full Surrender") .  We charge interest, at the maximum guaranteed rate of 6% per annum, on the amount of an outstanding loan, which will accrue daily and be payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's death, a policy lapse,  or a full surrender.  If left unpaid, we will add the interest to the loan amount.

Collateral and Interest

As collateral or security, we will transfer a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations, unless you instruct otherwise.  We will only make a transfer from the fixed investment option when sufficient amounts are not available in the Sub-Accounts.  The amount taken out of the separate account will not be affected by the separate account's Investment Experience while the loan is outstanding.

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years.   Your net cost for a loan in policy years two through 14 is 0.9% per annum.  Thereafter, there is no cost ( i.e. , a zero net cost) for a loan currently.   Nationwide guarantees the rate will never be lower than 4.0%.  Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer.  The earned interest is transferred from the policy loan account to the separate account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment.  The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime.  The minimum repayment is $50.  If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.  While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you provide written notice that they are to be applied as loan repayments.  We will apply all loan repayments to the Sub-Accounts according to the allocation instructions in effect at the time the payment is received, unless you indicate otherwise.

Net Effect of Policy Loans

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest.  In effect, we will net the loan amount interest rate against the interest crediting rate (see "In Summary: Fee Tables").   Nevertheless, keep in mind that the Cash Value we transferred to the loan account will neither be affected by the Investment Experience of the Sub-Account s , nor credited with the interest rates accruing on the fixed account.  Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit.  If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.  Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

Lapse

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly deduction of periodic charges.  There is a Grace Period before your policy will Lapse.  Also, you may reinstate a policy that has Lapsed, subject to conditions.

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Grace Period

We will send you a notice when the Grace Period begins.  The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions.  If you do not pay this Premium within 61 days, the policy and all Riders will Lapse.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

The policies will not Lapse during the first three policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:

1)	is the sum of all Premiums paid to date minus any outstanding Indebtedness, minus any partial surrenders; and

2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.

If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement.  If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value.  In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.

Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

Reinstatement

You may reinstate a Lapsed policy by:

•	Submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and

•	Providing further evidence of insurability we may require that is satisfactory to us; and

•	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first 3 policy years; or

•	Paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and

•	Paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

•	Paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability satisfactory to us.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

•	The Cash Value at the end of the Grace Period; or

•	The surrender charge for the year from the Policy Date in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless you provide otherwise.

Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

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Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount per recipient from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2011 and 2012 , an estate of less than $5 ,0 00,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.   After 2012, the size of estates that will not incur an estate tax is set to revert to $1 million.  However, it is possible that new tax legislation will be introduced and passed that   may make further changes to the estate tax for 2013 and beyond.  Those changes could include changing the threshold at which an estate would pay a federal estate tax and changing the tax rates applicable to such estates.

Under prior law, which is expected to continue if an estate tax is reimposed, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions .  As with the estate tax, the GSTT has been repealed for 2010; however, unless Congress acts to make that repeal permanent, the GSTT is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income , and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes .

Federal Transfer Tax.  Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner).  Gifts are not generally included in the recipient's taxable income.  If you (whether or not you are the insured ) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the insured .

To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options , exchanges of underlying

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investment options , or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Based on the above, the policy should be treated as life insurance for federal income tax purposes.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals , loans , and premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums .  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if the payment of a premium , or other transaction, may cause the policy to become a modified endowment contract.   It is only with your written authorization that we will permit your policy to become a modified endowment policy.  Otherwise, we will reject the requested action and refund any Premium paid in excess of the modified endowment limits.

Depending on your circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below.  You should seek competent tax advice regarding the tax treatment of the addition of any rider to your policy, based on your individual facts and circumstances.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7- year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments , and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the " investment in the contract" (generally, the net premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the contract , and then from the income in the policy.  Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract .

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy; Maturity

A full surrender, cancellation of the policy by lapse , or the maturity of the policy on its maturity date may have adverse income tax consequences.  If the amount you receive (or are deemed to receive upon maturity) plus total policy indebtedness exceeds the

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investment in the contract , then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the contract to continue to  be treated as life insurance after the initially scheduled maturity date , that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date .

Sale of a Life Insurance Policy

If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income.  In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of, debt) over the owner’s basis in the policy.  The portion of the gain that is equal to the excess of the cash surrender value over the investment in the contract would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.  The ruling also concluded that the amount of gain resulting from the sale of a life insurance policy is equal to the excess of the amount received over the owner’s basis in the contract (the investment in the policy reduced by the cost of insurance previously paid out of the cash value).  Consequently, a sale may result in more gain than a surrender for the same amount.

Exchanging the Policy for Another Life Insurance Policy

Generally, policy owners will be taxed on amounts receive d in excess of premium payments when the policy is surrender ed in full .  If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable.   Policy o wners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy ), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit , which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit .  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Federal Estate Tax.   The death benefit is generally includible in the estate of the insured if either (a) the death benefit is paid to, or for the benefit of, the insured’s estate, or (b) at any time during the 3 year period ending with the insured’s death, the insured had an “incident of ownership” in the policy.  The regulations define an incident of ownership as any   right of the insured or the estate of the insured to the economic benefits of the policy. Examples include the power to change the beneficiary, to surrender or cancel the policy, to assign the policy, to revoke an assignment, to pledge the policy for a loan, or to obtain from the insurer a loan against the surrender value of the policy.

Special federal income tax considerations for life insurance policies owned by employers.  In 2006, President Bush signed the Pension Protection Act of 2006, which added Sections 101(j) and 6039I to the Code, which affect the tax treatment of life insurance policies owned by the employer of the insured .  These provisions are generally effective for life insurance policies issued after August 17, 2006.  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a

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nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.

First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is the employer's responsibility to (a) provide the proper notice to each insured , (b) obtain the proper consent from each insured , (c) inform each insured in writing that you will be the beneficiary of any proceeds payable upon the death of the insured , and (d) file the annual return required by Section 6039I.  If the employer-owner fail s to provide the necessary notice and information, or fail s to obtain the necessary consent, the death benefit will be taxable when received.  If the employer-owner fail s to file a properly completed return under Section 6039I, a penalty may apply .

Federal Transfer Taxes.  When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is 2 or more generations younger than the insured , the death benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.

If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds (see "Taxation of Death Benefits") .

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.  Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy ( see "Taxation of Death Benefits", " Special federal income tax considerations for life insurance policies owned by employers", and "Business Uses of the Policy").

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Business Uses of the Policy

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

Withholding and Tax Reporting

Distributions of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid Premiums;

•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; and/or

•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the death benefit , or other distributions and/or ownership of the policy.

In addition, special gift, estate , and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax advisor with respect to the tax treatment of this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit , or other distributions and/or ownership of the policy.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of p remium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

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Tax Changes

The foregoing is a general discussion of various tax matters pertaining to life insurance policies.   It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.   You should consult your independent legal, tax and/or financial advisor.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.   For example t he “FY 2012, Budget of the United States Government” includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies.  No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein.  Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities.   It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company

We are a stock life insurance company organized under Ohio law.  We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VLI Separate Account–2

Organization, Registration and Operation

Nationwide VLI Separate Account-2 is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at NAV.  Any dividends and distributions from a Sub-Account are reinvested at NAV in shares of that Sub-Account.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies.  We hold assets in the separate account equal to its liabilities.  If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund .  You could lose some or all of your money.

Addition, Deletion or Substitution of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	Remove , combine, or add Sub-Accounts and make new Sub-Accounts available;

•	Substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	Transfer assets supporting the policies from one Sub-Account to another or from one separate account to another;

•	Combine the separate account with other separate accounts, and/or create new separate accounts;

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•	Deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	Modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We reserve the right to make other structural and operational changes affecting this separate account.

We will not make any such changes without receiving necessary approval(s) of the SEC and applicable state insurance departments.  We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).

Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

The substitute mutual fund may have different fees and expenses.  Substitution may be made with respect to existing investments or the investment of future Premium, or both.  We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Separate Account. We may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister Nationwide VLI Separate Account-2.

Voting Rights

Unless there is a change in existing law, we will vote our shares only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a mutual fund's shareholders occurs, you will have the right to instruct us based on the number of mutual fund shares that corresponds to the amount of policy account value you have in the corresponding Sub-Account (as of a date set by the mutual fund ).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund.  We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages

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and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to

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stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties

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and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Financial Statements

The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account – 2.  You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the front page of this prospectus.  You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

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Appendix A: Sub-Account Information

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:           The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").

FF:           The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seek high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Credit Suisse Trust - U.S. Equity Flex I Portfolio
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	The fund seeks capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

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Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth, current income and growth of income consistent with reasonable investment risk.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

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Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This sub-account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

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Invesco - Invesco V.I. Capital Appreciation Fund: Series I
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2010
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This sub-account is only available in policies issued before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)

This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

47

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

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Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)

This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

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Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

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Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital and reasonable current income without undue risk to principal.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This sub-account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Balanced Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total investment return which includes current income and capital appreciation in the value of its shares.

Oppenheimer Variable Account Funds - Oppenheimer Core Bond Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income and, secondarily, capital appreciation when consistent with goal of high current income.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

Designation: STTF

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Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
This sub-account is only available in policies issued before May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

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Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This sub-account is only available in policies issued before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This sub-account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Bond Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This sub-account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

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Appendix B: Definitions
Accumulation Unit -   The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.  Initially, we set the Accumulation Unit value at $10 for each Sub-Account.

Attained Age - The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
Cash Surrender Value - The Cash Value, minus Indebtedness and any surrender charge s .
Cash Value - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily.  We will deduct partial surrenders and the policy's periodic charges from the Cash Value.

Code - The Internal Revenue Code of 1986, as amended.
Death Benefit - The amount we pay upon the Insured's death, before payment of any outstanding Indebtedness .

Grace Period - A 61–day period after which the Policy will Lapse if you do not make sufficient payment.
Home Office - Our Home Offices is located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force - Anytime during which benefits are payable under the policy and any elected Rider(s).
Indebtedness - The total amount of all outstanding policy loans, including principal and interest due.
Insured - The person whose life we insure under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience - The performance of a mutual fund in which a Sub-Account portfolio invests.
Lapse - The policy terminates without value.
Maturity Date - The policy anniversary on or next following the Insured's 100th birthday.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Net Amount At Risk - The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) - The price of each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Policy Data Page(s) -The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
Policy Date - The date the policy takes effect as shown on the policy data page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.

Premium - The amount of money you pay to begin and continue the policy.
Rider - An optional benefit you may purchase under the policy.
SEC - Securities and Exchange Commission.

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Specified Amount - The dollar or face amount of insurance the owner selects.
Sub-Accounts - The mechanism we use to account for your allocations of Premium and Cash Value among the policy's variable investment options.
Substandard Rating - An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insured.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.

Unit - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Unit value at $10 for each Sub-Account.
Us, we, our, Nationwide or the company - Nationwide Life Insurance Company.
Valuation Period - The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner - The person or entity named as the owner in the application, or the person or entity assigned ownership rights.

57

Appendix C: Illustrations of Surrender Charges

Example 1.  A female non-tobacco user, age 45, purchases a policy with a Specified Amount of $50,000 and a scheduled Premium of $750.  She now wishes to surrender the policy during the first policy year.  By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).

Example 2.  A male non-tobacco user, age 35, purchases a policy with a Specified Amount of $100,000 and a scheduled Premium of $1,100.  He now wants to surrender the policy in the sixth policy year.  The total initial surrender charge is calculated using the method illustrated above.  (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge).  Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below.  (Also see "Reductions to Surrender Charges").  In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial Specified Amount for policies that are issued on a standard basis:

Initial Specified Amount $50,000-$99,999

Issue	Male	Female	Male	Female
Age	Non-Tobacco	Non-Tobacco	Standard	Standard
25	$7.776	$7.521	$8.369	$7.818
35	8.817	8.398	9.811	8.891
45	12.191	11.396	13.887	12.169
55	15.636	14.011	18.415	15.116
65	22.295	19.086	26.577	20.641

Initial Specified Amount $100,000 or More

Issue	Male	Female	Male	Female
Age	Non-Tobacco	Non-Tobacco	Standard	Standard
25	$5.776	$5.521	$6.369	$5.818
35	6.817	6.398	7.811	6.891
45	9.691	8.896	11.387	9.669
55	13.136	11.511	15.915	12.616
65	21.295	18.086	25.577	19.641

Reductions to Surrender Charges

	Surrender Charge		Surrender Charge
Completed	as a % of Initial	Completed	as a % of Initial
Policy Years	Surrender Charges	Policy Years	Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%

The illustrations of current values in this prospectus are the same for Pennsylvania.  However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years.  If this policy is issued in Pennsylvania, please contact the home office for an illustration.

58

The current surrender charges are the same for all states.  However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years.  The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:

Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%

The illustrations of current values in this prospectus are the same for Pennsylvania.  However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years.  If this policy is issued in Pennsylvania, please contact the home office for an illustration.

59

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values , and Cash Values , and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-D4, Dublin, OH 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.811-05311.
Securities Act of 1933 Registration File No. 033-42180.

Nationwide VLI Separate Account-2
(Registrant)

Nationwide Life Insurance Company
(Depositor)

One Nationwide Plaza
5100 Rings Road, RR1-04-D4
Columbus, OH 43017-1522
1-800-547-7548
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company.  This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2011 and the prospectuses for the underlying mutual funds .  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses , FREE OF CHARGE ,  by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2011 .

Nationwide Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $14 8.7 billion as of December 31, 2010 .

Nationwide VLI Separate Account-2

Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on May 7, 1987 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the separate account. We serve as the custodian of the assets of the separate account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments.  We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual premium payment, and that will not exceed 1% in policy years 11 and thereafter.   Commission may also be paid as an asset-based amount instead of a premium-based amount.  If an asset-based amount it paid, it will not exceed 0.25% of the non-loaned Cash Value per year.

We paid no underwriting commissions to NISC for this separate account in 2010 , 2009 , and 2008 .

Services

We have responsibility for administration of the policies and the separate account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the separate account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VLI Separate Account-2 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VLI Separate Account-2.  The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET).  Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).  For policies issued in Texas on a standard basis ("Special Class – Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO.  Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis.  That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.  These mortality tables are sex distinct.  In addition, separate mortality tables will be used for tobacco and non-tobacco.  As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured.  We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.

The rate class of an insured may affect the cost of insurance rate.  We currently place Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk.  In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.  Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time.  The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.  If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

2

Policy Restoration Procedure

Requests to restore a surrendered policy must meet the following requirements:

•
the request must be in writing and signed by the policy owner (if the surrender was a Code Section1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);

•
the written request must be received by us within thirty days of the date the policy was surrendered (periods up to sixty days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);

•	the surrender Proceeds must be returned in their entirety; and

•	the Insured must be alive on the date the restoration request is received.

No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.

A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:

•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to your allocations in affect on, and priced as of, the surrender date;

•
any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);

•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;

•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and

•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will been transferred as of the date(s) such transfers would have otherwise occurred.

Policy restoration is not a contract right of the policy, it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.

Maximum Surrender Charge and Maximum Surrender Charge Calculation

The surrender charge equals the underwriting component and 26.5% of the sales component.  The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:

Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50

The sales expense component will not exceed 26 ½% of the lesser of the guideline level Premium required in the first year, or Premiums paid in the first policy year.  The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.

The maximum surrender charge under the policy is based on the following calculation.

Maximum Surrender Charge                                                      26.50% multiplied by the lesser of (a) or (b),where:

(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by	1,000; and

(b)	=	Premiums paid by the policy owner during the first two policy years

Plus (c) multiplied by (d) where:

(c)	=	the Specified Amount divided by 1,000; and

(d)	=	the applicable rate from the "Administrative Target Factor" chart below.

3

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped.  The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no CDSC will be recouped.

Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
45	18.04	14.99	24.55	17.96
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75

4

Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97

Administrative Target Factor
Issue Age	Administrative Target Component
0 through 35	4.00
36 through 55	5.00
56 through 85	6.50

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefit option, face amount, planned periodic Premiums, and Riders requested.

5

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the Investment Experience or financial strength of the separate account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market Sub - Account .  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's shares .  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the Sub - Accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Sub - Account has been available in the separate account for less than one year, the performance information for that Sub - Account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Additional Materials

We may provide information on various topics to you and prospective policy owners in advertising, sales literature , or other materials.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.  Both tests are available to individual flexible premium policies such as this one.

The tables below show, numerically, the requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%

6

Attained Age of Insured	Percentage of Cash Value
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value .  These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages.  These premiums vary with the ages, sexes, and risk classifications of the Insureds.

7

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

8

State Regulation

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department.  An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year.  Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct.  Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners.  Such regulation does not, however, involve any supervision of management of investment practices or policies.  In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

9

 Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
191,178 shares (cost $2,865,474)	$3,083,702
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
131,683 shares (cost $779,070)	865,154
U.S. Equity Flex I Portfolio (WSCP)
445,348 shares (cost $6,108,191)	6,346,216
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
42,158 shares (cost $1,132,125)	1,240,289
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
137,536 shares (cost $4,213,294)	4,846,758
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
70,852 shares (cost $359,897)	410,231
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
205,741 shares (cost $872,793)	1,164,493
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
135,392 shares (cost $5,959,691)	7,630,668
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
79,600 shares (cost $3,520,539)	4,460,797
Investors Growth Stock Series - Initial Class (MIGIC)
15,400 shares (cost $153,676)	169,549
Value Series - Initial Class (MVFIC)
152,631 shares (cost $1,861,306)	1,981,154
Core Plus Fixed Income Portfolio - Class I (MSVFI)
18,642 shares (cost $184,890)	186,604
Emerging Markets Debt Portfolio - Class I (MSEM)
261,182 shares (cost $2,062,494)	2,126,018
U.S. Real Estate Portfolio - Class I (MSVRE)
115,142 shares (cost $1,031,664)	1,486,489
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
6,525 shares (cost $71,960)	71,583
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
1,016 shares (cost $10,747)	11,133
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
589,673 shares (cost $8,232,391)	8,367,460
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
64,962 shares (cost $1,015,819)	1,124,495
American Funds NVIT Bond Fund - Class II (GVABD2)
114,057 shares (cost $1,199,855)	1,261,473
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
89,606 shares (cost $1,680,407)	1,956,105
American Funds NVIT Growth Fund - Class II (GVAGR2)
41,711 shares (cost $1,899,341)	2,264,509
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
28,872 shares (cost $966,249)	1,064,519
Federated NVIT High Income Bond Fund - Class I (HIBF)
22,031 shares (cost $161,580)	150,914
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Federated NVIT High Income Bond Fund - Class III (HIBF3)
275,989 shares (cost $1,794,321)	1,887,767
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
121,866 shares (cost $1,305,586)	1,607,406
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
302,869 shares (cost $3,235,322)	3,988,780
Gartmore NVIT International Equity Fund - Class I (GIG)
90,527 shares (cost $784,593)	813,841
Gartmore NVIT International Equity Fund - Class III (GIG3)
430,281 shares (cost $3,099,854)	3,872,526
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
6,719 shares (cost $64,905)	75,728
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,558,305 shares (cost $12,052,520)	13,946,831
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
3,465 shares (cost $33,102)	35,826
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
11,211 shares (cost $89,459)	100,336
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
22,166 shares (cost $204,212)	231,415
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
38,294 shares (cost $335,718)	388,305
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
28,676 shares (cost $294,230)	299,661
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
104,513 shares (cost $895,889)	1,076,482
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
28,341 shares (cost $244,907)	282,280
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
48,567 shares (cost $464,962)	510,929
NVIT Core Bond Fund - Class I (NVCBD1)
26,769 shares (cost $287,072)	281,874
NVIT Core Plus Bond Fund - Class I (NVLCP1)
5,948 shares (cost $67,043)	66,021
NVIT Fund - Class I (TRF)
5,011,868 shares (cost $53,908,673)	45,658,121
NVIT Government Bond Fund - Class I (GBF)
999,444 shares (cost $11,853,451)	11,483,609
NVIT Growth Fund - Class I (CAF)
906,441 shares (cost $9,712,653)	12,635,784
NVIT International Index Fund - Class VI (GVIX6)
64,925 shares (cost $578,801)	553,809
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
237,904 shares (cost $1,876,866)	2,207,746
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
17,300 shares (cost $215,701)	224,900
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
257 shares (cost $3,226)	3,657
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
91,372 shares (cost $871,381)	931,078
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
472,476 shares (cost $5,164,065)	4,989,350
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
553,233 shares (cost $6,401,368)	5,753,628
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
293,664 shares (cost $3,049,390)	3,059,983
NVIT Mid Cap Index Fund - Class I (MCIF)
292,499 shares (cost $4,417,440)	5,399,537
NVIT Money Market Fund - Class I (SAM)
19,665,830 shares (cost $19,665,830)	19,665,830
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
522,379 shares (cost $4,004,295)	5,108,862
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
26,655 shares (cost $386,376)	272,152
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
80,706 shares (cost $823,702)	819,975
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
200,424 shares (cost $1,800,283)	1,926,078
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
196,162 shares (cost $1,727,131)	1,761,531
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,749,986 shares (cost $20,484,689)	29,259,846
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,986,773 shares (cost $16,535,742)	20,463,757
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
89,414 shares (cost $1,139,163)	1,379,656
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
543,892 shares (cost $6,086,570)	5,683,667
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,059,659 shares (cost $21,309,998)	19,137,435
NVIT Multi-Sector Bond Fund - Class I (MSBF)
171,210 shares (cost $1,447,940)	1,468,979
NVIT Short Term Bond Fund - Class II (NVSTB2)
50,516 shares (cost $523,994)	522,331
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,592,550 shares (cost $54,391,287)	54,570,839
Templeton NVIT International Value Fund - Class III (NVTIV3)
3,634 shares (cost $47,800)	45,536
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
74,833 shares (cost $737,856)	758,053
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
1,076,794 shares (cost $7,250,877)	9,281,963
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
234,475 shares (cost $2,691,708)	2,626,119
V.I. Basic Value Fund - Series I (AVBVI)
4,130 shares (cost $23,016)	26,352
V.I. Capital Appreciation Fund - Series I (AVCA)
4,845 shares (cost $105,797)	112,879
V.I. Capital Development Fund - Series I (AVCDI)
14,304 shares (cost $135,222)	191,820
VPS Growth and Income Portfolio - Class A (ALVGIA)
14,031 shares (cost $194,662)	241,199
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
78,530 shares (cost $1,142,393)	1,331,092
VP Balanced Fund - Class I (ACVB)
624,901 shares (cost $4,001,552)	3,936,874
VP Capital Appreciation Fund - Class I (ACVCA)
110,441 shares (cost $1,186,196)	1,561,635
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP Income & Growth Fund - Class I (ACVIG)
303,534 shares (cost $2,143,664)	1,836,383
VP Inflation Protection Fund - Class II (ACVIP2)
165,643 shares (cost $1,744,243)	1,836,983
VP International Fund - Class I (ACVI)
93,044 shares (cost $762,060)	796,456
VP International Fund - Class III (ACVI3)
28,504 shares (cost $164,642)	243,997
VP Mid Cap Value Fund - Class I (ACVMV1)
98,833 shares (cost $1,233,979)	1,397,501
VP Ultra (R) Fund - Class I (ACVU1)
4,243 shares (cost $30,083)	39,803
VP Value Fund - Class I (ACVV)
25 shares (cost $138)	145
VP Vista (SM) Fund - Class I (ACVVS1)
2,548 shares (cost $29,477)	41,628
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
146,128 shares (cost $1,465,457)	1,782,760
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,506,361 shares (cost $40,734,059)	44,693,732
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
206,965 shares (cost $5,701,062)	6,188,267
Appreciation Portfolio - Initial Shares (DCAP)
117,633 shares (cost $3,994,788)	4,168,929
Developing Leaders Portfolio - Initial Shares (DSC)
7,423 shares (cost $202,416)	227,069
Growth and Income Portfolio - Initial Shares (DGI)
76,547 shares (cost $1,562,813)	1,512,569
Capital Appreciation Fund II - Primary Shares (FVCA2P)
33,621 shares (cost $192,883)	215,173
Quality Bond Fund II - Primary Shares (FQB)
148,820 shares (cost $1,659,405)	1,718,877
Equity-Income Portfolio - Initial Class (FEIP)
2,198,625 shares (cost $48,910,530)	41,817,851
High Income Portfolio - Initial Class (FHIP)
2,031,779 shares (cost $11,162,879)	11,317,009
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
1,007,389 shares (cost $13,980,889)	14,647,440
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
703 shares (cost $16,312)	16,797
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
178,625 shares (cost $3,295,300)	3,561,791
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
31,925 shares (cost $290,664)	338,404
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
93,774 shares (cost $937,211)	992,124
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
86,104 shares (cost $827,069)	878,265
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
7 shares (cost $126)	127
VIP Fund - Growth Portfolio - Initial Class (FGP)
1,475,851 shares (cost $59,311,206)	54,739,300
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
639,446 shares (cost $3,125,847)	3,548,926
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
370,273 shares (cost $4,550,512)	4,713,580
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
286,951 shares (cost $7,881,856)	9,331,645
VIP Fund - Overseas Portfolio - Initial Class (FOP)
491,538 shares (cost $8,569,051)	8,243,089
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
282,121 shares (cost $5,298,805)	4,705,773
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
138,543 shares (cost $985,706)	1,345,248
Franklin Income Securities Fund - Class 2 (FTVIS2)
70,718 shares (cost $990,539)	1,048,040
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
148,978 shares (cost $2,663,082)	2,852,922
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
227,377 shares (cost $3,221,654)	3,763,097
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
164,104 shares (cost $1,361,687)	1,842,884
Templeton Foreign Securities Fund - Class 1 (TIF)
22,037 shares (cost $341,906)	320,424
Templeton Foreign Securities Fund - Class 3 (TIF3)
86,547 shares (cost $1,192,883)	1,232,432
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
162,327 shares (cost $2,867,830)	3,162,126
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
8,084 shares (cost $60,095)	62,326
Balanced Portfolio - I Class Shares (AMBP)
3,018 shares (cost $23,825)	31,958
Growth Portfolio - I Class Shares (AMTG)
98,290 shares (cost $1,496,701)	1,829,175
Guardian Portfolio - I Class Shares (AMGP)
11,321 shares (cost $169,337)	214,411
International Portfolio - S Class Shares (AMINS)
219 shares (cost $2,147)	2,261
Partners Portfolio - I Class Shares (AMTP)
256,819 shares (cost $2,079,843)	2,894,356
Regency Portfolio - S Class Shares (AMRS)
1,035 shares (cost $9,825)	17,174
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
5,838 shares (cost $55,962)	71,576
Socially Responsive Portfolio - I Class Shares (AMSRS)
30,238 shares (cost $365,808)	449,340
Balanced Fund/VA - Non-Service Shares (OVMS)
565,733 shares (cost $8,438,087)	6,488,957
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
4 shares (cost $166)	172
Core Bond Fund/VA - Non-Service Shares (OVB)
698,490 shares (cost $7,042,436)	5,399,324
Global Securities Fund/VA - Class 3 (OVGS3)
257,665 shares (cost $7,694,210)	7,858,780
Global Securities Fund/VA - Non-Service Shares (OVGS)
555,047 shares (cost $14,742,345)	16,817,915
High Income Fund/VA - Class 3 (OVHI3)
75,256 shares (cost $146,380)	161,048
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

High Income Fund/VA - Non-Service Shares (OVHI)
32,866 shares (cost $225,011)	70,006
Main Street Fund (R)/VA - Non-Service Shares (OVGI)
50,815 shares (cost $1,023,909)	1,061,018
Main Street Small Cap Fund (R)/VA - Non-Service Shares (OVSC)
49,640 shares (cost $629,411)	876,645
MidCap Fund/VA - Non-Service Shares (OVAG)
19,421 shares (cost $865,286)	904,051
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
53,845 shares (cost $593,170)	613,832
Low Duration Portfolio - Administrative Class (PMVLDA)
219,187 shares (cost $2,278,388)	2,288,314
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
7,440 shares (cost $107,944)	120,759
Putnam VT International Equity Fund - IB Shares (PVTIGB)
25,180 shares (cost $265,240)	296,620
Putnam VT Voyager Fund - IB Shares (PVTVB)
22,292 shares (cost $757,515)	861,812
Blue Chip Growth Portfolio - II (TRBCG2)
10 shares (cost $113)	114
Equity Income Portfolio - II (TREI2)
6 shares (cost $117)	121
Health Sciences Portfolio - II (TRHS2)
12,342 shares (cost $162,923)	179,452
Limited-Term Bond Portfolio - II (TRLT2)
16,393 shares (cost $82,602)	82,455
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
172,007 shares (cost $1,949,298)	2,069,239
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
735,307 shares (cost $7,992,733)	10,397,236
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
359,383 shares (cost $10,894,986)	13,537,947
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
232,947 shares (cost $2,115,038)	2,308,880
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
27,196 shares (cost $453,377)	578,738
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
108,201 shares (cost $1,630,933)	1,993,056
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
92,143 shares (cost $652,553)	741,748

Total Investments	$679,192,365

Accounts Receivable	14,200
Accounts payable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(229,340)

$678,977,225

Contract Owners’ Equity:
Accumulation units	678,977,225

Total Contract Owners’ Equity (note 8)	$678,977,225

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA2	CSIEF3	WSCP	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$7,813,835	31,718	801	8,994	31,095	10,521	-	-
Asset charges (note 3)	(3,441,866)	(11,589)	(4,173)	(32,728)	(6,063)	(25,417)	(631)	(5,821)

Net investment income (loss)	4,371,969	20,129	(3,372)	(23,734)	25,032	(14,896)	(631)	(5,821)

Realized gain (loss) on investments	(24,507,558)	(5,948)	(6,487)	119,496	49,672	(544,694)	(980)	86,076
Change in unrealized gain (loss) on investments	110,537,883	192,859	95,939	684,649	12,523	765,343	50,334	172,946

Net gain (loss) on investments	86,030,325	186,911	89,452	804,145	62,195	220,649	49,354	259,022

Reinvested capital gains	3,783,449	15,859	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$94,185,743	222,899	86,080	780,411	87,227	205,753	48,723	253,201

Investment Activity:	JARLCS	JAIGS2	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE
Reinvested dividends	$269	33,761	21,219	918	25,604	13,222	77,829	28,925
Asset charges (note 3)	-	(34,627)	(24,519)	(986)	(8,245)	(1,002)	(12,360)	(7,433)

Net investment income (loss)	269	(866)	(3,300)	(68)	17,359	12,220	65,469	21,492

Realized gain (loss) on investments	2,584	(790,771)	(319,048)	(881)	(42,405)	(7,689)	192,094	(60,006)
Change in unrealized gain (loss) on investments	(1,918)	2,168,401	1,152,381	10,203	213,743	8,520	(59,235)	376,002

Net gain (loss) on investments	666	1,377,630	833,333	9,322	171,338	831	132,859	315,996

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$935	1,376,764	830,033	9,254	188,697	13,051	198,328	337,488

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVAGF3	NVAGF6	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$4,015	587	13,067	15,817	26,548	15,016	2,876	7,317
Asset charges (note 3)	(303)	-	(2,556)	(5,366)	(6,364)	(9,151)	(9,831)	(4,079)

Net investment income (loss)	3,712	587	10,511	10,451	20,184	5,865	(6,955)	3,238

Realized gain (loss) on investments	151	131	8,503	(69,734)	(17,585)	(108,724)	(445,914)	(76,937)
Change in unrealized gain (loss) on investments	(669)	(121)	132,915	172,348	64,788	287,831	742,185	184,265

Net gain (loss) on investments	(518)	10	141,418	102,614	47,203	179,107	296,271	107,328

Reinvested capital gains	1,647	264	17,999	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,841	861	169,928	113,065	67,387	184,972	289,316	110,566

Investment Activity:	HIBF	HIBF3	GEM	GEM3	GVGU1	GIG	GIG3	GEF3
Reinvested dividends	$13,018	159,013	899	2,553	6,397	7,519	35,362	839
Asset charges (note 3)	(421)	(9,028)	(11,576)	(17,735)	(1,371)	(4,528)	(18,704)	(478)

Net investment income (loss)	12,597	149,985	(10,677)	(15,182)	5,026	2,991	16,658	361

Realized gain (loss) on investments	(3,894)	223,312	(273,568)	(1,177,787)	(281,799)	(324,137)	58,975	(9,012)
Change in unrealized gain (loss) on investments	9,857	(145,519)	464,718	1,735,792	246,468	399,488	359,404	7,983

Net gain (loss) on investments	5,963	77,793	191,150	558,005	(35,331)	75,351	418,379	(1,029)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,560	227,778	180,473	542,823	(30,305)	78,342	435,037	(668)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$27,109	191	328	2,484	2,363	2,382	9,144	2,201
Asset charges (note 3)	(68,717)	(57)	(550)	(1,441)	(1,715)	(923)	(5,049)	(1,805)

Net investment income (loss)	(41,608)	134	(222)	1,043	648	1,459	4,095	396

Realized gain (loss) on investments	189,393	296	13,097	9,252	(5,432)	9,202	(7,014)	18,340
Change in unrealized gain (loss) on investments	553,207	1,191	(8,344)	10,321	42,231	(1,767)	109,435	17,960

Net gain (loss) on investments	742,600	1,487	4,753	19,573	36,799	7,435	102,421	36,300

Reinvested capital gains	1,134,048	-	7,199	-	15	3,613	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,835,040	1,621	11,730	20,616	37,462	12,507	106,516	36,696

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GVGF1	GBF	CAF	GVGH1
Reinvested dividends	$5,862	6,838	1,464	437,561	1,738	356,210	72,000	580
Asset charges (note 3)	(2,073)	(1,050)	(231)	(265,544)	(933)	(66,886)	(67,141)	(433)

Net investment income (loss)	3,789	5,788	1,233	172,017	805	289,324	4,859	147

Realized gain (loss) on investments	34,001	2,330	1,727	(2,113,332)	75,518	186,867	(280,958)	21,362
Change in unrealized gain (loss) on investments	8,069	(903)	(669)	7,158,065	(66,505)	(429,591)	2,268,852	(16,660)

Net gain (loss) on investments	42,070	1,427	1,058	5,044,733	9,013	(242,724)	1,987,894	4,702

Reinvested capital gains	842	2,712	1,454	-	-	435,797	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$46,701	9,927	3,745	5,216,750	9,818	482,397	1,992,753	4,849

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$1,578	10,692	34,214	1,439	265	21,775	92,639	99,874
Asset charges (note 3)	(664)	(1,693)	(11,394)	(651)	(91)	(5,008)	(21,640)	(29,486)

Net investment income (loss)	914	8,999	22,820	788	174	16,767	70,999	70,388

Realized gain (loss) on investments	55,381	(17,787)	(240,168)	(513)	3,763	3,654	(153,377)	(152,367)
Change in unrealized gain (loss) on investments	(49,084)	45,270	512,227	9,717	(2,320)	27,811	556,833	712,147

Net gain (loss) on investments	6,297	27,483	272,059	9,204	1,443	31,465	403,456	559,780
Reinvested capital gains	-	-	-	346	28	2,496	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,211	36,482	294,879	10,338	1,645	50,728	474,455	630,168

Investment Activity:	GVDMC	GVUS1	MCIF	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1
Reinvested dividends	$58,547	160	61,575	30	37,116	5,862	17,863	902
Asset charges (note 3)	(15,723)	(150)	(25,566)	(117,296)	(26,102)	(1,424)	(4,239)	(6,670)

Net investment income (loss)	42,824	10	36,009	(117,266)	11,014	4,438	13,624	(5,768)

Realized gain (loss) on investments	(47,456)	(19,872)	(164,091)	-	133,819	(39,454)	(458,264)	11,999
Change in unrealized gain (loss) on investments	222,079	25,166	1,249,099	-	463,985	44,744	470,450	90,582

Net gain (loss) on investments	174,623	5,294	1,085,008	-	597,804	5,290	12,186	102,581

Reinvested capital gains	-	-	5,482	-	-	-	-	69,818

Net increase (decrease) in contract owners’ equity resulting from operations	$217,447	5,304	1,126,499	(117,266)	608,818	9,728	25,810	166,631

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2
Reinvested dividends	$9,368	-	253,773	-	29,696	49,286	94,543	11,471
Asset charges (note 3)	(5,326)	(149,335)	(108,124)	(4,505)	(23,801)	(87,679)	(8,355)	(5,226)

Net investment income (loss)	4,042	(149,335)	145,649	(4,505)	5,895	(38,393)	86,188	6,245

Realized gain (loss) on investments	27,141	650,941	337,837	(114,576)	(334,585)	(1,150,338)	87,447	13,022
Change in unrealized gain (loss) on investments	(8,401)	5,730,338	1,953,969	278,011	1,530,187	5,106,718	(12,157)	7,818

Net gain (loss) on investments	18,740	6,381,279	2,291,806	163,435	1,195,602	3,956,380	75,290	20,840

Reinvested capital gains	62,588	-	915,232	-	-	-	-	970

Net increase (decrease) in contract owners’ equity resulting from operations	$85,370	6,231,944	3,352,687	158,930	1,201,497	3,917,987	161,478	28,055

Investment Activity:	GGTC	GGTC3	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB
Reinvested dividends	$-	-	-	2,495	828	11,395	164,153	145,988
Asset charges (note 3)	(646)	(744)	(770)	(16,499)	(174)	(3,756)	(45,904)	(14,700)

Net investment income (loss)	(646)	(744)	(770)	(14,004)	654	7,639	118,249	131,288

Realized gain (loss) on investments	52,062	106,386	(84,928)	10,218	282	(95,141)	471,775	(154,857)
Change in unrealized gain (loss) on investments	(45,360)	(90,155)	108,426	179,140	(2,671)	187,683	918,575	155,654

Net gain (loss) on investments	6,702	16,231	23,498	189,358	(2,389)	92,542	1,390,350	797

Reinvested capital gains	-	-	-	14,381	5,977	-	706,722	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,056	15,487	22,728	189,735	4,242	100,181	2,215,321	132,085

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVBVI	AVCA	AVCDI	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Reinvested dividends	$149	838	-	-	5,649	71,516	-	25,343
Asset charges (note 3)	-	(421)	(968)	(1,441)	(5,774)	(22,166)	(11,028)	(7,475)

Net investment income (loss)	149	417	(968)	(1,441)	(125)	49,350	(11,028)	17,868

Realized gain (loss) on investments	97	(4,783)	(46,338)	(92,035)	(70,403)	(68,585)	(22,517)	(45,652)
Change in unrealized gain (loss) on investments	1,694	18,956	77,749	114,843	296,656	415,240	399,748	245,512

Net gain (loss) on investments	1,791	14,173	31,411	22,808	226,253	346,655	377,231	199,860

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,940	14,590	30,443	21,367	226,128	396,005	366,203	217,728

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1	DVSCS
Reinvested dividends	$32,690	17,234	4,767	31,557	239	107,125	-	7,700
Asset charges (note 3)	(8,443)	(3,989)	-	(6,940)	(164)	(32,707)	-	(7,056)

Net investment income (loss)	24,247	13,245	4,767	24,617	75	74,418	-	644

Realized gain (loss) on investments	64,635	(45,943)	6,093	81,482	836	(1,921,986)	977	(284,510)
Change in unrealized gain (loss) on investments	2,924	122,388	16,848	121,789	4,285	2,553,230	6,768	603,634

Net gain (loss) on investments	67,559	76,445	22,941	203,271	5,121	631,244	7,745	319,124

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$91,806	89,690	27,708	227,888	5,196	705,662	7,745	319,768

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DSIF	DSRG	DCAP	DSC	DGI	FVCA2P	FALF	FVMOS
Reinvested dividends	$750,529	50,118	82,930	893	16,566	782	893	6,466
Asset charges (note 3)	(204,580)	(34,423)	(20,319)	(898)	(6,575)	(616)	(44)	(191)

Net investment income (loss)	545,949	15,695	62,611	(5)	9,991	166	849	6,275

Realized gain (loss) on investments	(150,431)	(226,351)	(89,996)	43,536	(13,239)	2,251	(12,854)	(12,504)
Change in unrealized gain (loss) on investments	5,266,684	981,668	551,624	(1,447)	237,546	14,584	13,689	9,118

Net gain (loss) on investments	5,116,253	755,317	461,628	42,089	224,307	16,835	835	(3,386)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,662,202	771,012	524,239	42,084	234,298	17,001	1,684	2,889

Investment Activity:	FQB	FEIP	FHIP	FAMP	FCP	FNRS2	FF10S	FF20S
Reinvested dividends	$110,121	714,546	845,837	235,550	21,339	11,346	6,618	19,580
Asset charges (note 3)	(11,247)	(221,990)	(63,273)	(84,545)	(208,540)	(17,698)	(1,691)	(4,921)

Net investment income (loss)	98,874	492,556	782,564	151,005	(187,201)	(6,352)	4,927	14,659

Realized gain (loss) on investments	149,792	(2,179,402)	(376,377)	(200,988)	(4,727,104)	(809,485)	27,038	(44,236)
Change in unrealized gain (loss) on investments	(81,507)	7,059,518	1,021,735	1,763,555	10,718,921	1,349,889	4,464	136,728

Net gain (loss) on investments	68,285	4,880,116	645,358	1,562,567	5,991,817	540,404	31,502	92,492

Reinvested capital gains	-	-	-	71,021	7	-	6,695	7,307

Net increase (decrease) in contract owners’ equity resulting from operations	$167,159	5,372,672	1,427,922	1,784,593	5,804,623	534,052	43,124	114,458

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FF30S	FGOP	FGP	FHIPR	FIGBS	FMCS	FOP	FOSR
Reinvested dividends	$15,725	-	135,553	261,983	163,654	23,471	106,816	56,489
Asset charges (note 3)	(4,904)	(10,403)	(284,138)	(17,662)	(21,836)	(43,372)	(42,633)	(21,586)

Net investment income (loss)	10,821	(10,403)	(148,585)	244,321	141,818	(19,901)	64,183	34,903

Realized gain (loss) on investments	(50,305)	282,097	(3,426,724)	46,624	43,408	(511,199)	285,408	(496,534)
Change in unrealized gain (loss) on investments	160,543	253,729	13,984,180	111,244	79,977	2,674,424	523,648	926,695

Net gain (loss) on investments	110,238	535,826	10,557,456	157,868	123,385	2,163,225	809,056	430,161

Reinvested capital gains	6,330	-	165,341	-	51,273	27,395	14,566	8,307

Net increase (decrease) in contract owners’ equity resulting from operations	$127,389	525,423	10,574,212	402,189	316,476	2,170,719	887,805	473,371

Investment Activity:	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF	TIF3	FTVGI3
Reinvested dividends	$5,420	71,166	42,799	25,538	27,096	6,190	20,385	46,263
Asset charges (note 3)	(5,931)	(4,893)	(11,773)	(14,913)	(7,865)	(1,547)	(5,742)	(14,271)

Net investment income (loss)	(511)	66,273	31,026	10,625	19,231	4,643	14,643	31,992

Realized gain (loss) on investments	(209,282)	(87,740)	(132,891)	(441,868)	(197,972)	(3,013)	(189,901)	124,788
Change in unrealized gain (loss) on investments	487,808	131,792	549,583	1,171,534	446,713	21,711	251,270	211,859

Net gain (loss) on investments	278,526	44,052	416,692	729,666	248,741	18,698	61,369	336,647

Reinvested capital gains	-	-	-	-	-	-	-	8,426

Net increase (decrease) in contract owners’ equity resulting from operations	$278,015	110,325	447,718	740,291	267,972	23,341	76,012	377,065

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FTVFA2	AMBP	AMTG	AMGP	AMINS	AMMCGS	AMTP	AMRS
Reinvested dividends	$1,427	369	-	464	2,094	-	17,696	48
Asset charges (note 3)	(225)	(284)	(8,820)	(515)	-	-	(6,885)	-

Net investment income (loss)	1,202	85	(8,820)	(51)	2,094	-	10,811	48

Realized gain (loss) on investments	2,740	(739)	73,956	2,255	2,168	2,572	157,922	2,972
Change in unrealized gain (loss) on investments	423	7,164	382,348	18,475	(960)	(1,662)	197,181	973

Net gain (loss) on investments	3,163	6,425	456,304	20,730	1,208	910	355,103	3,945

Reinvested capital gains	5	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,370	6,510	447,484	20,679	3,302	910	365,914	3,993

Investment Activity:	AMFAS	AMSRS	OVMS	OVGR	OVB	OVGS3	OVGS	OVHI3
Reinvested dividends	$-	156	86,251	10,876	94,849	101,874	239,955	11,781
Asset charges (note 3)	(301)	(1,937)	(35,510)	(29,911)	(26,053)	(38,390)	(86,687)	(835)

Net investment income (loss)	(301)	(1,781)	50,741	(19,035)	68,796	63,484	153,268	10,946

Realized gain (loss) on investments	(17,538)	(50,788)	(342,030)	850,678	(478,958)	(308,683)	784,517	16,729
Change in unrealized gain (loss) on investments	25,597	136,462	1,012,141	(411,348)	953,306	1,286,618	1,386,167	(5,655)

Net gain (loss) on investments	8,059	85,674	670,111	439,330	474,348	977,935	2,170,684	11,074

Reinvested capital gains	-	-	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$7,758	83,893	720,852	420,295	543,144	1,041,419	2,323,952	22,020

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI	OVGI	OVSC	OVAG	PMVFBA	PMVLDA	PVGIB	PVTIGB
Reinvested dividends	$4,531	12,370	4,945	-	6,519	32,810	1,041	7,030
Asset charges (note 3)	(242)	(4,655)	(3,947)	(4,324)	(2,452)	(8,325)	(739)	(1,121)

Net investment income (loss)	4,289	7,715	998	(4,324)	4,067	24,485	302	5,909

Realized gain (loss) on investments	(43,354)	(109,884)	(109,955)	(55,906)	(11,466)	(335)	(17,490)	(11,151)
Change in unrealized gain (loss) on investments	48,624	243,221	269,681	223,563	29,031	57,190	33,509	29,408

Net gain (loss) on investments	5,270	133,337	159,726	167,657	17,565	56,855	16,019	18,257

Reinvested capital gains	-	-	-	-	3,592	7,540	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,559	141,052	160,724	163,333	25,224	88,880	16,321	24,166

Investment Activity:	PVTVB	TRBCG2	TREI2	TRHS2	TRLT2	VWBF	VWEM	VWHA
Reinvested dividends	$6,512	-	14,776	-	1,266	93,255	50,315	44,325
Asset charges (note 3)	(3,165)	(5,011)	(5,889)	(286)	-	(17,224)	(43,407)	(66,990)

Net investment income (loss)	3,347	(5,011)	8,887	(286)	1,266	76,031	6,908	(22,665)

Realized gain (loss) on investments	181,407	262,511	(76,934)	21	53	7,161	(1,468,568)	(819,688)
Change in unrealized gain (loss) on investments	(53,974)	(100,438)	203,996	16,529	(178)	44,008	3,446,934	3,741,769

Net gain (loss) on investments	127,433	162,073	127,062	16,550	(125)	51,169	1,978,366	2,922,081

Reinvested capital gains	-	-	-	-	155	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$130,780	157,062	135,949	16,264	1,296	127,200	1,985,274	2,899,416

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRASP	SVDF	SVOF	WFVSCG	WVCP
Reinvested dividends	$23,146	-	13,984	-	-
Asset charges (note 3)	(9,223)	(3,816)	(13,208)	(2,921)	(2)

Net investment income (loss)	13,923	(3,816)	776	(2,921)	(2)

Realized gain (loss) on investments	35,929	(23,395)	7,281	16,922	-
Change in unrealized gain (loss) on investments	127,401	164,339	386,307	78,194	-

Net gain (loss) on investments	163,330	140,944	393,588	95,116	-

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$177,253	137,128	394,364	92,195	(2)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA2		CSIEF3		WSCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,371,969	7,027,709	20,129	10,563	(3,372)	(26)	(23,734)	33,910
Realized gain (loss) on investments	(24,507,558)	(80,284,445)	(5,948)	11,412	(6,487)	10,207	119,496	(2,991)
Change in unrealized gain (loss) on investments	110,537,883	219,114,353	192,859	25,369	95,939	(9,854)	684,649	1,182,566
Reinvested capital gains	3,783,449	5,942,878	15,859	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,185,743	151,800,495	222,899	47,344	86,080	327	780,411	1,213,485

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	38,320,037	40,674,819	236,135	50,762	39,450	13,724	417,005	494,184
Transfers between funds	-	-	1,885,614	1,050,487	(166,183)	982,529	(196,566)	(292,715)
Surrenders (note 6)	(65,803,067)	(68,744,314)	(102,933)	(54,891)	(42,342)	-	(586,124)	(645,054)
Death Benefits (note 4)	(6,601,865)	(8,263,634)	-	-	(319)	-	(99,723)	(6,683)
Net policy repayments (loans) (note 5)	11,913,812	8,679,157	(39,031)	(17,794)	13,107	-	212,043	210,014
Deductions for surrender charges (note 2d)	(29,299)	(100,842)	-	-	-	-	-	(9)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,318,328)	(42,685,872)	(159,053)	(33,254)	(46,639)	(2,336)	(425,538)	(456,024)
Asset charges (note 3):
MSP contracts	(292,797)	(262,061)	(1,954)	(248)	(222)	(17)	(2,105)	(2,022)
SL contracts or LSFP contracts	(159,085)	(158,413)	-	-	(1,108)	(64)	(1,144)	(1,720)
Adjustments to maintain reserves	20,379	(24,358)	(248)	(127)	2,655	(10,420)	194	48

Net equity transactions	(62,950,213)	(70,885,518)	1,818,530	994,935	(201,601)	983,416	(681,958)	(699,981)

Net change in contract owners’ equity	31,235,530	80,914,977	2,041,429	1,042,279	(115,521)	983,743	98,453	513,504
Contract owners’ equity beginning of period	647,741,695	566,826,718	1,042,279	-	983,743	-	6,247,778	5,734,274

Contract owners’ equity end of period	$678,977,225	647,741,695	3,083,708	1,042,279	868,222	983,743	6,346,231	6,247,778

CHANGES IN UNITS:
Beginning units	38,789,205	35,017,446	85,822	-	97,341	-	451,622	522,829
Units purchased	9,245,261	16,004,127	173,022	95,374	3,665	97,578	35,470	48,370
Units redeemed	(10,808,732)	(12,232,368)	(26,578)	(9,552)	(24,078)	(237)	(84,453)	(119,577)

Ending units	37,225,734	38,789,205	232,266	85,822	76,928	97,341	402,639	451,622

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JABS		JACAS		JAGTS2		JAGTS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$25,032	17,830	(14,896)	(20,222)	(631)	-	(5,821)	(4,939)
Realized gain (loss) on investments	49,672	(69,129)	(544,694)	(284,300)	(980)	-	86,076	(9,765)
Change in unrealized gain (loss) on investments	12,523	195,066	765,343	1,772,505	50,334	-	172,946	486,148
Reinvested capital gains	-	19,453	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	87,227	163,220	205,753	1,467,983	48,723	-	253,201	471,444

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	81,180	112,259	204,402	234,996	52,253	-	56,391	129,144
Transfers between funds	60,185	471,070	(215,771)	1,333,111	310,911	-	(517,458)	524,022
Surrenders (note 6)	(45,812)	(14,013)	(647,242)	(289,289)	(7,559)	-	(163,872)	(62,680)
Death Benefits (note 4)	-	-	(7,748)	(98)	(2,846)	-	(327)	(19,418)
Net policy repayments (loans) (note 5)	17,798	(52,769)	63,892	(17,186)	16,973	-	(21,405)	(31,607)
Deductions for surrender charges (note 2d)	-	-	-	(12)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,749)	(31,398)	(236,912)	(225,831)	(8,134)	-	(62,004)	(60,983)
Asset charges (note 3):
MSP contracts	(270)	(138)	(1,821)	(1,482)	(4)	-	(343)	(352)
SL contracts or LSFP contracts	(246)	(125)	(1,590)	(1,408)	-	-	(983)	(705)
Adjustments to maintain reserves	55	57	1,273	61	(76)	-	125	24

Net equity transactions	57,141	484,943	(841,517)	1,032,862	361,518	-	(709,876)	477,445

Net change in contract owners’ equity	144,368	648,163	(635,764)	2,500,845	410,241	-	(456,675)	948,889
Contract owners’ equity beginning of period	1,095,911	447,748	5,482,523	2,981,678	-	-	1,621,172	672,283

Contract owners’ equity end of period	$1,240,279	1,095,911	4,846,759	5,482,523	410,241	-	1,164,497	1,621,172

CHANGES IN UNITS:
Beginning units	68,566	35,039	568,675	449,410	-	-	354,878	230,028
Units purchased	11,764	40,041	39,921	191,484	37,505	-	8,274	182,699
Units redeemed	(8,200)	(6,514)	(133,917)	(72,219)	(1,246)	-	(158,455)	(57,849)

Ending units	72,130	68,566	474,679	568,675	36,259	-	204,697	354,878

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		JAIGS		MIGIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$269	281	(866)	(4,472)	(3,300)	(2,791)	(68)	235
Realized gain (loss) on investments	2,584	(41,070)	(790,771)	(572,981)	(319,048)	(394,797)	(881)	(2,313)
Change in unrealized gain (loss) on investments	(1,918)	51,000	2,168,401	2,767,010	1,152,381	1,700,932	10,203	60,513
Reinvested capital gains	-	-	-	122,370	-	70,851	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	935	10,211	1,376,764	2,311,927	830,033	1,374,195	9,254	58,435

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(3,073)	5,581	412,492	365,986	20,228	36,535	11,276	11,100
Transfers between funds	(10,538)	(85,089)	1,014,200	919,305	268,338	1,033,564	(50,487)	49,305
Surrenders (note 6)	-	(34,025)	(770,814)	(443,314)	(192,644)	(369,129)	(39,088)	(6,630)
Death Benefits (note 4)	-	-	(1,590)	(6,282)	-	-	-	-
Net policy repayments (loans) (note 5)	-	24,743	105,578	2,809	(83,595)	(85,012)	1,427	1,549
Deductions for surrender charges (note 2d)	-	-	(4)	(13)	(840)	(2,394)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	426	(6,221)	(316,541)	(257,922)	(156,802)	(138,117)	(12,095)	(12,222)
Asset charges (note 3):
MSP contracts	-	-	(2,422)	(1,257)	(807)	(604)	-	-
SL contracts or LSFP contracts	11	(40)	-	-	(2,611)	(2,361)	(59)	(48)
Adjustments to maintain reserves	4	41	84	40	128	46	18	20

Net equity transactions	(13,170)	(95,010)	440,983	579,352	(148,605)	472,528	(89,008)	43,074

Net change in contract owners’ equity	(12,235)	(84,799)	1,817,747	2,891,279	681,428	1,846,723	(79,754)	101,509
Contract owners’ equity beginning of period	12,235	97,034	5,814,562	2,923,283	3,779,396	1,932,673	249,291	147,782

Contract owners’ equity end of period	$-	12,235	7,632,309	5,814,562	4,460,824	3,779,396	169,537	249,291

CHANGES IN UNITS:
Beginning units	831	8,304	465,146	416,575	252,908	232,586	18,469	15,241
Units purchased	-	646	102,376	120,143	17,038	76,484	1,078	6,873
Units redeemed	(831)	(8,119)	(76,754)	(71,572)	(30,462)	(56,162)	(8,329)	(3,645)

Ending units	-	831	490,768	465,146	239,484	252,908	11,218	18,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFIC		MSVFI		MSEM		MSVRE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$17,359	12,538	12,220	15,802	65,469	142,784	21,492	218,712
Realized gain (loss) on investments	(42,405)	(268,426)	(7,689)	(89,415)	192,094	(218,375)	(60,006)	(10,299,056)
Change in unrealized gain (loss) on investments	213,743	545,254	8,520	99,546	(59,235)	556,675	376,002	10,773,973
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	188,697	289,366	13,051	25,933	198,328	481,084	337,488	693,629

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,014	42,619	8,816	10,700	57,962	77,307	90,806	270,810
Transfers between funds	259,220	228,733	(25,639)	(165,853)	300,077	791	(34,249)	(6,931,226)
Surrenders (note 6)	(68,279)	(292,215)	(16,604)	(391,610)	(189,894)	(158,357)	(375,589)	(864,063)
Death Benefits (note 4)	-	(14,616)	-	-	(6,268)	(16,874)	(65,624)	(27,364)
Net policy repayments (loans) (note 5)	(28,544)	(19,642)	2,000	(728)	5,400	(8,836)	236,893	50,347
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(5,473)	(2,161)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(106,347)	(96,941)	(12,040)	(24,456)	(97,177)	(100,374)	(40,933)	(330,944)
Asset charges (note 3):
MSP contracts	(715)	(364)	(91)	(75)	(1,309)	(989)	-	(1,709)
SL contracts or LSFP contracts	(330)	(343)	(20)	(41)	(832)	(708)	(2,307)	(2,311)
Adjustments to maintain reserves	177	61	-	54	(41)	120	6	178

Net equity transactions	142,196	(152,708)	(43,578)	(572,009)	67,918	(207,920)	(196,470)	(7,838,443)

Net change in contract owners’ equity	330,893	136,658	(30,527)	(546,076)	266,246	273,164	141,018	(7,144,814)
Contract owners’ equity beginning of period	1,650,856	1,514,198	217,134	763,210	1,859,761	1,586,597	1,345,496	8,490,310

Contract owners’ equity end of period	$1,981,749	1,650,856	186,607	217,134	2,126,007	1,859,761	1,486,514	1,345,496

CHANGES IN UNITS:
Beginning units	103,993	116,474	18,742	71,700	78,271	86,443	51,731	290,222
Units purchased	21,868	7,101	1,878	1,565	17,265	9,827	2,047	13,064
Units redeemed	(13,424)	(19,582)	(5,523)	(54,523)	(13,698)	(17,999)	(8,794)	(251,555)

Ending units	112,437	103,993	15,097	18,742	81,838	78,271	44,984	51,731

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAGF3		NVAGF6		NVAMV1		GVAAA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,712	1,059	587	388	10,511	130	10,451	(3,934)
Realized gain (loss) on investments	151	19	131	53	8,503	90	(69,734)	(118,629)
Change in unrealized gain (loss) on investments	(669)	292	(121)	506	132,915	2,154	172,348	302,509
Reinvested capital gains	1,647	152	264	48	17,999	708	-	25,668

Net increase (decrease) in contract owners’ equity resulting from operations	4,841	1,522	861	995	169,928	3,082	113,065	205,614

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,650	-	965	5,499	24,897	5,543	63,604	72,027
Transfers between funds	32,362	32,879	-	4,934	8,231,500	10,943	(2,995)	6,804
Surrenders (note 6)	-	-	-	-	(36,180)	-	(75,689)	(84,724)
Death Benefits (note 4)	-	-	-	-	(24,542)	-	-	-
Net policy repayments (loans) (note 5)	(74)	-	-	-	11,326	-	(8,367)	(2,610)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,316)	(275)	(1,380)	(692)	(27,434)	(929)	(46,421)	(50,975)
Asset charges (note 3):
MSP contracts	-	-	-	-	(223)	(1,044)	(558)	(594)
SL contracts or LSFP contracts	-	(15)	(33)	(16)	(243)	-	-	-
Adjustments to maintain reserves	(9)	9	-	3	(8)	1,039	47	(402)

Net equity transactions	32,613	32,598	(448)	9,728	8,179,093	15,552	(70,379)	(60,474)

Net change in contract owners’ equity	37,454	34,120	413	10,723	8,349,021	18,634	42,686	145,140
Contract owners’ equity beginning of period	34,120	-	10,723	-	18,634	-	1,081,813	936,673

Contract owners’ equity end of period	$71,574	34,120	11,136	10,723	8,367,655	18,634	1,124,499	1,081,813

CHANGES IN UNITS:
Beginning units	2,998	-	939	-	1,485		113,498	120,488
Units purchased	3,159	3,023	85	1,002	594,934	1,566	12,084	18,449
Units redeemed	(315)	(25)	(119)	(63)	(4,571)	(81)	(19,734)	(25,439)

Ending units	5,842	2,998	905	939	591,848	1,485	105,848	113,498

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$20,184	(1,951)	5,865	(6,344)	(6,955)	(7,196)	3,238	(3,301)
Realized gain (loss) on investments	(17,585)	(28,143)	(108,724)	(267,361)	(445,914)	(168,204)	(76,937)	(39,663)
Change in unrealized gain (loss) on investments	64,788	173,429	287,831	583,424	742,185	451,517	184,265	206,182
Reinvested capital gains	-	441	-	94,004	-	166,988	-	16,986

Net increase (decrease) in contract owners’ equity resulting from operations	67,387	143,776	184,972	403,723	289,316	443,105	110,566	180,204

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,277	35,871	79,507	95,416	125,433	97,995	29,267	17,472
Transfers between funds	62,564	259,409	303,043	165,496	317,891	317,015	390,834	96,149
Surrenders (note 6)	(371,012)	(67,025)	(86,109)	(92,415)	(125,051)	(105,135)	(285,942)	(19,922)
Death Benefits (note 4)	-	-	(1,761)	-	(1,654)	(6,651)	-	-
Net policy repayments (loans) (note 5)	17,441	8,934	(16,058)	(7,713)	2,514	(17,533)	7,655	(12)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,150)	(46,602)	(83,420)	(62,384)	(92,006)	(81,279)	(24,832)	(18,703)
Asset charges (note 3):
MSP contracts	(606)	(591)	(671)	(344)	(511)	(170)	(201)	(473)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	(57)
Adjustments to maintain reserves	5	35	691	(204)	1,496	(150)	958	388

Net equity transactions	(299,481)	190,031	195,222	97,852	228,112	204,092	117,739	74,842

Net change in contract owners’ equity	(232,094)	333,807	380,194	501,575	517,428	647,197	228,305	255,046
Contract owners’ equity beginning of period	1,493,570	1,159,763	1,575,915	1,074,340	1,747,699	1,100,502	836,218	581,172

Contract owners’ equity end of period	$1,261,476	1,493,570	1,956,109	1,575,915	2,265,127	1,747,699	1,064,523	836,218

CHANGES IN UNITS:
Beginning units	138,641	120,147	149,129	143,134	198,418	172,541	105,828	95,644
Units purchased	13,975	26,066	39,629	27,514	43,713	52,818	53,923	15,492
Units redeemed	(41,584)	(7,572)	(21,695)	(21,519)	(23,448)	(26,941)	(37,735)	(5,308)

Ending units	111,032	138,641	167,063	149,129	218,683	198,418	122,016	105,828

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF		HIBF3		GEM		GEM3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$12,597	12,654	149,985	226,489	(10,677)	8,098	(15,182)	23,515
Realized gain (loss) on investments	(3,894)	(2,841)	223,312	27,275	(273,568)	(452,840)	(1,177,787)	(2,000,342)
Change in unrealized gain (loss) on investments	9,857	40,108	(145,519)	525,707	464,718	1,093,745	1,735,792	3,351,776
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,560	49,921	227,778	779,471	180,473	649,003	542,823	1,374,949

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	116,711	165,027	98,396	24,993	209,169	214,983
Transfers between funds	(2,299)	-	(1,574,664)	1,874,478	(364,179)	384,959	143,391	(68,779)
Surrenders (note 6)	(12,933)	(147)	(123,472)	(70,330)	(103,234)	(70,276)	(346,519)	(500,101)
Death Benefits (note 4)	-	-	-	-	-	(29,610)	(201)	(11,960)
Net policy repayments (loans) (note 5)	(2,147)	(218)	(42,918)	(28,238)	(26,974)	(4,563)	49,378	(18,933)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(4)	(1,134)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,391)	(6,219)	(70,201)	(69,001)	(56,289)	(59,750)	(200,396)	(194,263)
Asset charges (note 3):
MSP contracts	(585)	(729)	(1,004)	-	-	(1,619)	(1,952)	(270)
SL contracts or LSFP contracts	(78)	(310)	(279)	(280)	(320)	(1,181)	(1,318)	(736)
Adjustments to maintain reserves	4	549	(5)	(683)	53	2,564	(6,703)	(1,737)

Net equity transactions	(23,429)	(7,074)	(1,695,832)	1,870,973	(452,547)	245,517	(155,155)	(582,930)

Net change in contract owners’ equity	(4,869)	42,847	(1,468,054)	2,650,444	(272,074)	894,520	387,668	792,019
Contract owners’ equity beginning of period	155,784	112,937	3,355,825	705,381	1,879,497	984,977	3,602,484	2,810,465

Contract owners’ equity end of period	$150,915	155,784	1,887,771	3,355,825	1,607,423	1,879,497	3,990,152	3,602,484

CHANGES IN UNITS:
Beginning units	10,574	11,167	271,715	82,956	79,661	66,869	201,315	255,830
Units purchased	-	5	15,458	204,082	155	24,162	31,566	34,463
Units redeemed	(1,532)	(598)	(151,615)	(15,323)	(21,232)	(11,370)	(40,075)	(88,978)

Ending units	9,042	10,574	135,558	271,715	58,584	79,661	192,806	201,315

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GIG		GIG3		GEF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,026	28,566	2,991	5,521	16,658	(7,393)	361	179
Realized gain (loss) on investments	(281,799)	(395,118)	(324,137)	(319,916)	58,975	15,499	(9,012)	13
Change in unrealized gain (loss) on investments	246,468	399,661	399,488	562,874	359,404	427,679	7,983	2,841
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,305)	33,109	78,342	248,479	435,037	435,785	(668)	3,033

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,703	23,639	33,580	48,891	205,216	87,688	68	34
Transfers between funds	(844,960)	(149,999)	(274,240)	(134,453)	(137,937)	3,777,109	3,299	69,298
Surrenders (note 6)	(4,595)	(68,345)	(44,987)	(33,717)	(253,000)	(314,802)	1,805	-
Death Benefits (note 4)	-	(48,569)	99	(645)	(41,888)	(7,859)	-	-
Net policy repayments (loans) (note 5)	43	(6,721)	17,916	(5,619)	25,311	(28,606)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,716)	(45,939)	(32,444)	(52,830)	(228,930)	(99,157)	(1,033)	(108)
Asset charges (note 3):
MSP contracts	(78)	(290)	(300)	(1,130)	(2,614)	(3,156)	-	(36)
SL contracts or LSFP contracts	(206)	(394)	(370)	-	-	(5)	-	-
Adjustments to maintain reserves	-	(235)	8	484	(174)	2,060	(1)	40

Net equity transactions	(853,809)	(296,853)	(300,738)	(179,019)	(434,016)	3,413,272	4,138	69,228

Net change in contract owners’ equity	(884,114)	(263,744)	(222,396)	69,460	1,021	3,849,057	3,470	72,261
Contract owners’ equity beginning of period	884,114	1,147,858	1,036,233	966,773	3,871,512	22,455	72,261	-

Contract owners’ equity end of period	$-	884,114	813,837	1,036,233	3,872,533	3,871,512	75,731	72,261

CHANGES IN UNITS:
Beginning units	51,570	71,830	91,124	109,827	545,845	4,079	5,406	-
Units purchased	543	4,556	4,144	6,547	39,505	612,025	-	5,414
Units redeemed	(52,113)	(24,816)	(32,078)	(25,250)	(100,783)	(70,259)	(293)	(8)

Ending units	-	51,570	63,190	91,124	484,567	545,845	5,113	5,406

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNMO1		NVNSR1		NVCRA1		NVCRB1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(41,608)	(18,394)	134	(2)	(222)	194	1,043	2,774
Realized gain (loss) on investments	189,393	176,443	296	612	13,097	(15,988)	9,252	12
Change in unrealized gain (loss) on investments	553,207	1,341,840	1,191	1,527	(8,344)	25,609	10,321	25,049
Reinvested capital gains	1,134,048	29,376	-	-	7,199	19	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,835,040	1,529,265	1,621	2,137	11,730	9,834	20,616	27,835

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	763,044	318,598	344	1,293	27,450	5,429	5,547	78,961
Transfers between funds	(677,153)	12,913,731	5,884	27,340	5,155	(45,230)	21,235	41,715
Surrenders (note 6)	(725,424)	(1,001,584)	(2,359)	-	(30,012)	(986)	-	-
Death Benefits (note 4)	(72,255)	(2,772)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	177,568	65,646	-	-	(42)	-	4	1,733
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(808,963)	(357,706)	(678)	(185)	(5,047)	(2,963)	(47,809)	(23,926)
Asset charges (note 3):
MSP contracts	(8,010)	(36)	-	(130)	-	(566)	(40)	(808)
SL contracts or LSFP contracts	(15)	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(3,058)	7	132	-	579	12	790

Net equity transactions	(1,351,204)	11,932,819	3,198	28,450	(2,496)	(43,737)	(21,051)	98,465

Net change in contract owners’ equity	483,836	13,462,084	4,819	30,587	9,234	(33,903)	(435)	126,300
Contract owners’ equity beginning of period	13,462,965	881	31,012	425	91,102	125,005	231,850	105,550

Contract owners’ equity end of period	$13,946,801	13,462,965	35,831	31,012	100,336	91,102	231,415	231,850

CHANGES IN UNITS:
Beginning units	1,713,387	171	3,848	69	11,102	19,559	24,401	13,239
Units purchased	116,444	1,887,171	145	3,804	3,872	4,746	2,730	14,060
Units redeemed	(286,349)	(173,955)	(376)	(25)	(4,289)	(13,203)	(4,937)	(2,898)

Ending units	1,543,482	1,713,387	3,617	3,848	10,685	11,102	22,194	24,401

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$648	2,656	1,459	2,689	4,095	9,487	396	1,177
Realized gain (loss) on investments	(5,432)	(15,240)	9,202	(1,945)	(7,014)	(25,086)	18,340	(9,013)
Change in unrealized gain (loss) on investments	42,231	62,440	(1,767)	10,388	109,435	144,263	17,960	40,832
Reinvested capital gains	15	-	3,613	285	-	41	-	69

Net increase (decrease) in contract owners’ equity resulting from operations	37,462	49,856	12,507	11,417	106,516	128,705	36,696	33,065

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,260	56,959	4,855	12,545	63,988	119,143	20,074	12,863
Transfers between funds	75,004	66,070	138,604	122,527	234,345	296,813	94,390	66,144
Surrenders (note 6)	(1,602)	(7,112)	-	(33,558)	(33,564)	(3,142)	(60,442)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	794	36	10,188	10,223	(88,916)	12,514	22,842	220
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,340)	(20,161)	(21,433)	(17,524)	(83,361)	(52,384)	(18,130)	(10,413)
Asset charges (note 3):
MSP contracts	(42)	-	(181)	(12,422)	(668)	(33)	-	(12,358)
SL contracts or LSFP contracts	-	(59)	-	(5,890)	-	(142)	-	(3,162)
Adjustments to maintain reserves	15	30	(1)	18,203	21	(371)	(1)	15,524

Net equity transactions	62,089	95,763	132,032	94,104	91,845	372,398	58,733	68,818

Net change in contract owners’ equity	99,551	145,619	144,539	105,521	198,361	501,103	95,429	101,883
Contract owners’ equity beginning of period	288,757	143,138	155,123	49,602	878,118	377,015	186,848	84,965

Contract owners’ equity end of period	$388,308	288,757	299,662	155,123	1,076,479	878,118	282,277	186,848

CHANGES IN UNITS:
Beginning units	32,282	19,781	15,102	5,445	95,191	49,590	21,636	12,378
Units purchased	10,980	18,274	14,667	15,335	35,875	54,063	14,212	10,955
Units redeemed	(4,437)	(5,773)	(2,321)	(5,678)	(25,795)	(8,462)	(6,860)	(1,697)

Ending units	38,825	32,282	27,448	15,102	105,271	95,191	28,988	21,636

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC1		NVCBD1		NVLCP1		TRF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,789	6,546	5,788	4,059	1,233	346	172,017	292,177
Realized gain (loss) on investments	34,001	(82)	2,330	1,244	1,727	177	(2,113,332)	(7,995,401)
Change in unrealized gain (loss) on investments	8,069	37,676	(903)	(4,369)	(669)	(354)	7,158,065	16,953,546
Reinvested capital gains	842	273	2,712	1,086	1,454	340	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	46,701	44,413	9,927	2,020	3,745	509	5,216,750	9,250,322

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,995	30,167	31,698	2,479	2,539	2,416	4,003,972	4,469,521
Transfers between funds	55,604	342,588	135,830	120,229	42,718	16,515	(613,246)	(798,299)
Surrenders (note 6)	(57,450)	-	(20,954)	-	-	(29)	(4,074,840)	(4,175,649)
Death Benefits (note 4)	-	-	-	-	-	-	(347,794)	(304,220)
Net policy repayments (loans) (note 5)	5,195	(3,392)	(2,526)	(2,439)	-	-	962,129	1,285,364
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(25)	(3,642)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,192)	(16,621)	(7,558)	(2,780)	(2,148)	(343)	(4,268,290)	(4,544,578)
Asset charges (note 3):
MSP contracts	(1,142)	(2,479)	(269)	(109)	(70)	(25)	(14,945)	(21)
SL contracts or LSFP contracts	-	(3,033)	(132)	(46)	-	(362)	(6,715)	-
Adjustments to maintain reserves	12	4,702	79	83	(5)	396	972	(18,095)

Net equity transactions	3,022	351,932	136,168	117,417	43,034	18,568	(4,358,782)	(4,089,619)

Net change in contract owners’ equity	49,723	396,345	146,095	119,437	46,779	19,077	857,968	5,160,703
Contract owners’ equity beginning of period	461,212	64,867	135,782	16,345	19,236	159	44,800,180	39,639,477

Contract owners’ equity end of period	$510,935	461,212	281,877	135,782	66,015	19,236	45,658,148	44,800,180

CHANGES IN UNITS:
Beginning units	47,131	7,773	12,632	1,649	1,673	16	1,463,886	1,622,115
Units purchased	10,931	42,690	17,488	11,485	3,876	1,688	149,335	196,282
Units redeemed	(10,118)	(3,332)	(5,445)	(502)	(216)	(31)	(286,793)	(354,511)

Ending units	47,944	47,131	24,675	12,632	5,333	1,673	1,326,428	1,463,886

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGF1		GBF		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$805	2,582	289,324	382,143	4,859	(3,721)	147	(996)
Realized gain (loss) on investments	75,518	(211,816)	186,867	95,531	(280,958)	(658,597)	21,362	(99,895)
Change in unrealized gain (loss) on investments	(66,505)	359,464	(429,591)	(384,218)	2,268,852	3,636,017	(16,660)	128,129
Reinvested capital gains	-	-	435,797	177,374	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,818	150,230	482,397	270,830	1,992,753	2,973,699	4,849	27,238

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,950	64,825	677,946	603,723	1,167,891	1,302,824	4	-
Transfers between funds	(521,971)	28,042	803,201	(2,745,589)	(93,975)	(383,491)	(181,723)	(154,543)
Surrenders (note 6)	(32,913)	(21,948)	(1,925,188)	(1,107,357)	(1,107,793)	(1,176,916)	(1,399)	(1,160)
Death Benefits (note 4)	-	(32,411)	(164,667)	(126,230)	(32,268)	(25,543)	-	(35,800)
Net policy repayments (loans) (note 5)	1,521	(4,474)	420,627	60,231	223,513	379,586	(62)	(4,162)
Deductions for surrender charges (note 2d)	-	-	(6,159)	-	(14)	(3,339)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,333)	(21,378)	(672,966)	(829,454)	(1,129,402)	(1,189,957)	(2,554)	(10,459)
Asset charges (note 3):
MSP contracts	(16)	(403)	(11,910)	(437)	(4,014)	(8,791)	(43)	(3,336)
SL contracts or LSFP contracts	(58)	(73)	(2,381)	(320)	(2,824)	(757)	(10)	(1,354)
Adjustments to maintain reserves	9	340	50	(14,534)	257	4,150	(5)	4,585

Net equity transactions	(548,811)	12,520	(881,447)	(4,159,967)	(978,629)	(1,102,234)	(185,792)	(206,229)

Net change in contract owners’ equity	(538,993)	162,750	(399,050)	(3,889,137)	1,014,124	1,871,465	(180,943)	(178,991)
Contract owners’ equity beginning of period	538,993	376,243	11,882,666	15,771,803	11,621,776	9,750,311	180,943	359,934

Contract owners’ equity end of period	$-	538,993	11,483,616	11,882,666	12,635,900	11,621,776	-	180,943

CHANGES IN UNITS:
Beginning units	40,536	37,173	443,767	659,060	682,645	761,318	13,805	32,799
Units purchased	924	15,415	54,410	27,990	84,869	129,275	-	659
Units redeemed	(41,460)	(12,052)	(94,535)	(243,283)	(135,611)	(207,948)	(13,805)	(19,653)

Ending units	-	40,536	403,642	443,767	631,903	682,645	-	13,805

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX6		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$914	(802)	8,999	5,712	22,820	12,035	788	231
Realized gain (loss) on investments	55,381	(114,154)	(17,787)	(75,669)	(240,168)	(1,135,522)	(513)	(1)
Change in unrealized gain (loss) on investments	(49,084)	200,579	45,270	127,924	512,227	1,576,024	9,717	(518)
Reinvested capital gains	-	-	-	-	-	116,847	346	299

Net increase (decrease) in contract owners’ equity resulting from operations	7,211	85,623	36,482	57,967	294,879	569,384	10,338	11

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	25,932	37,054	11,983	6,156	137,113	154,941	17,089	235
Transfers between funds	(466,476)	(161,538)	1,887	221,991	58,045	264,173	163,987	41,739
Surrenders (note 6)	(29,981)	(77,559)	(2,609)	(16,698)	(293,268)	(990,008)	-	-
Death Benefits (note 4)	-	-	-	(3,435)	(9,277)	(15,952)	-	-
Net policy repayments (loans) (note 5)	17,520	6,005	(13,135)	1,449	59,448	160,907	(6,338)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	(443)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,251)	(31,861)	(13,231)	(9,493)	(112,824)	(167,231)	(2,096)	(68)
Asset charges (note 3):
MSP contracts	(11)	(1,527)	(1,535)	(262)	(472)	(2,032)	-	(26,386)
SL contracts or LSFP contracts	(132)	(86)	-	(51)	(213)	(1,383)	-	(11,472)
Adjustments to maintain reserves	8	1,258	(5)	312	(36)	2,996	4	37,857

Net equity transactions	(462,391)	(228,254)	(16,645)	199,969	(161,484)	(594,032)	172,646	41,905

Net change in contract owners’ equity	(455,180)	(142,631)	19,837	257,936	133,395	(24,648)	182,984	41,916
Contract owners’ equity beginning of period	455,180	597,811	533,967	276,031	2,074,340	2,098,988	41,916	-

Contract owners’ equity end of period	$-	455,180	553,804	533,967	2,207,735	2,074,340	224,900	41,916

CHANGES IN UNITS:
Beginning units	41,718	65,060	61,450	40,920	161,126	206,398	3,613	-
Units purchased	1,162	7,609	2,437	24,734	23,162	65,470	14,835	3,619
Units redeemed	(42,880)	(30,951)	(4,390)	(4,204)	(34,152)	(110,742)	(704)	(6)

Ending units	-	41,718	59,497	61,450	150,136	161,126	17,744	3,613

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$174	249	16,767	13,354	70,999	49,499	70,388	38,397
Realized gain (loss) on investments	3,763	252	3,654	(35,621)	(153,377)	(273,498)	(152,367)	(324,366)
Change in unrealized gain (loss) on investments	(2,320)	2,750	27,811	107,690	556,833	908,238	712,147	1,169,710
Reinvested capital gains	28	107	2,496	6,222	-	105,442	-	213,950

Net increase (decrease) in contract owners’ equity resulting from operations	1,645	3,358	50,728	91,645	474,455	789,681	630,168	1,097,691

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	589	18,999	46,695	39,378	289,638	299,598	371,498	350,481
Transfers between funds	2,398	556	(340,152)	428,901	220,817	269,698	(135,138)	89,512
Surrenders (note 6)	(18,047)	-	(25,606)	(123,388)	(678,150)	(537,561)	(498,756)	(639,862)
Death Benefits (note 4)	-	-	(4,244)	-	-	-	(18,048)	(15,487)
Net policy repayments (loans) (note 5)	(22)	(102)	7,820	(9,418)	53,657	47,335	275,778	58,088
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,216)	(2,504)	(50,441)	(62,539)	(320,970)	(352,557)	(336,296)	(390,645)
Asset charges (note 3):
MSP contracts	-	(846)	(599)	(80)	(9,887)	(212)	(3,889)	(130)
SL contracts or LSFP contracts	-	(19)	(307)	(21)	(881)	(241)	(1,233)	-
Adjustments to maintain reserves	(3)	870	9	(604)	176	(9,046)	(6)	(4,490)

Net equity transactions	(18,301)	16,954	(366,825)	272,229	(445,600)	(282,986)	(346,090)	(552,533)

Net change in contract owners’ equity	(16,656)	20,312	(316,097)	363,874	28,855	506,695	284,078	545,158
Contract owners’ equity beginning of period	20,312	-	1,247,174	883,300	4,960,513	4,453,818	5,469,542	4,924,384

Contract owners’ equity end of period	$3,656	20,312	931,077	1,247,174	4,989,368	4,960,513	5,753,620	5,469,542

CHANGES IN UNITS:
Beginning units	1,670	-	96,553	74,456	377,610	402,318	416,972	464,722
Units purchased	265	1,901	10,257	41,731	47,869	47,398	41,086	48,326
Units redeemed	(1,664)	(231)	(38,176)	(19,634)	(81,553)	(72,106)	(67,095)	(96,076)

Ending units	271	1,670	68,634	96,553	343,926	377,610	390,963	416,972

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		MCIF		SAM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$42,824	26,593	10	800	36,009	19,992	(117,266)	(140,610)
Realized gain (loss) on investments	(47,456)	(82,458)	(19,872)	(210,379)	(164,091)	(409,379)	-	-
Change in unrealized gain (loss) on investments	222,079	349,270	25,166	290,240	1,249,099	1,647,145	-	-
Reinvested capital gains	-	39,489	-	-	5,482	132,345	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	217,447	332,894	5,304	80,661	1,126,499	1,390,103	(117,266)	(140,610)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	368,988	197,105	1,492	19,489	303,614	331,069	1,409,373	1,766,659
Transfers between funds	206,350	28,035	(127,362)	(206,888)	267,413	320,670	3,208,442	(525,683)
Surrenders (note 6)	(214,969)	(215,495)	(25,386)	(59,757)	(700,589)	(667,033)	(8,250,865)	(12,952,416)
Death Benefits (note 4)	(72,700)	-	-	-	(4,138)	(88,124)	(416,881)	(1,133,972)
Net policy repayments (loans) (note 5)	106,194	29,425	24,142	9,148	107,228	32,674	1,969,053	1,998,870
Deductions for surrender charges (note 2d)	-	-	-	-	(96)	(3,165)	(3,931)	(4,444)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(123,057)	(121,305)	(2,322)	(14,702)	(404,875)	(366,761)	(1,657,738)	(2,062,890)
Asset charges (note 3):
MSP contracts	(1,897)	(187)	(84)	(2,879)	(2,624)	(2,024)	(16,748)	(128)
SL contracts or LSFP contracts	(68)	-	(18)	(110)	(1,133)	(22)	(9,377)	(208)
Adjustments to maintain reserves	9	(1,374)	5	2,710	5,382	(1,269)	3,978	(37,938)

Net equity transactions	268,850	(83,796)	(129,533)	(252,989)	(429,818)	(443,985)	(3,764,694)	(12,952,150)

Net change in contract owners’ equity	486,297	249,098	(124,229)	(172,328)	696,681	946,118	(3,881,960)	(13,092,760)
Contract owners’ equity beginning of period	2,573,691	2,324,593	124,229	296,557	4,703,012	3,756,894	23,547,511	36,640,271

Contract owners’ equity end of period	$3,059,988	2,573,691	-	124,229	5,399,693	4,703,012	19,665,551	23,547,511

CHANGES IN UNITS:
Beginning units	198,359	204,094	10,618	33,991	315,025	343,666	1,378,217	2,100,716
Units purchased	144,446	25,400	182	1,140	34,294	65,898	270,836	228,267
Units redeemed	(126,863)	(31,135)	(10,800)	(24,513)	(60,285)	(94,539)	(479,295)	(950,766)

Ending units	215,942	198,359	-	10,618	289,034	315,025	1,169,758	1,378,217

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMIG3		GVDIVI		GVDIV3		NVMLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$11,014	6,684	4,438	4,437	13,624	14,541	(5,768)	466
Realized gain (loss) on investments	133,819	57,845	(39,454)	(38,442)	(458,264)	(354,770)	11,999	7,291
Change in unrealized gain (loss) on investments	463,985	640,587	44,744	107,015	470,450	538,289	90,582	35,793
Reinvested capital gains	-	-	-	-	-	-	69,818	-

Net increase (decrease) in contract owners’ equity resulting from operations	608,818	705,116	9,728	73,010	25,810	198,060	166,631	43,550

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	269,120	115,018	-	2	50,715	53,139	109,161	7,922
Transfers between funds	(237,798)	4,852,400	(30,587)	(12,870)	(201,976)	58,972	1,526,251	280,455
Surrenders (note 6)	(635,309)	(133,668)	(12,341)	(7,753)	(35,485)	(115,001)	(122,586)	(6,648)
Death Benefits (note 4)	(37,504)	(11,418)	-	-	-	(3,956)	-	(2,944)
Net policy repayments (loans) (note 5)	44,894	(1,375)	(913)	(4,252)	(13,140)	(11,110)	10,481	(1,923)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(89)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(301,670)	(126,055)	(10,216)	(12,426)	(36,900)	(46,069)	(79,328)	(6,241)
Asset charges (note 3):
MSP contracts	(1,998)	(2,441)	(30)	(7,209)	(176)	(699)	(663)	(130)
SL contracts or LSFP contracts	(31)	(3,423)	(26)	(4,753)	(228)	(288)	(504)	-
Adjustments to maintain reserves	(281)	5,026	174	11,907	(14,494)	15,232	183	1

Net equity transactions	(900,577)	4,694,064	(53,939)	(37,354)	(251,684)	(49,780)	1,442,906	270,492

Net change in contract owners’ equity	(291,759)	5,399,180	(44,211)	35,656	(225,874)	148,280	1,609,537	314,042
Contract owners’ equity beginning of period	5,400,637	1,457	316,375	280,719	1,046,998	898,718	315,353	1,311

Contract owners’ equity end of period	$5,108,878	5,400,637	272,164	316,375	821,124	1,046,998	1,924,890	315,353

CHANGES IN UNITS:
Beginning units	650,189	238	19,785	22,711	106,219	117,983	38,502	206
Units purchased	40,526	686,847	-	1,310	4,903	14,152	186,425	40,667
Units redeemed	(148,439)	(36,896)	(3,663)	(4,236)	(32,287)	(25,916)	(20,424)	(2,371)

Ending units	542,276	650,189	16,122	19,785	78,835	106,219	204,503	38,502

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,042	1,811	(149,335)	(56,454)	145,649	44,168	(4,505)	(4,187)
Realized gain (loss) on investments	27,141	6,796	650,941	150,206	337,837	75,165	(114,576)	(358,073)
Change in unrealized gain (loss) on investments	(8,401)	49,270	5,730,338	3,045,427	1,953,969	1,974,047	278,011	547,591
Reinvested capital gains	62,588	-	-	-	915,232	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,370	57,877	6,231,944	3,139,179	3,352,687	2,093,380	158,930	185,331

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	66,225	8,821	1,606,684	668,649	913,327	392,261	45,021	34,385
Transfers between funds	1,109,195	316,813	(1,116,465)	23,993,647	(206,759)	17,853,536	482,087	(184,267)
Surrenders (note 6)	(113,726)	(11,721)	(2,466,636)	(665,007)	(1,701,362)	(717,594)	(93,976)	(42,074)
Death Benefits (note 4)	(105)	-	(113,957)	(59,489)	(213,371)	(35,512)	-	(3,633)
Net policy repayments (loans) (note 5)	443	1,690	612,037	64,720	322,875	21,551	60,393	211
Deductions for surrender charges (note 2d)	-	-	(1)	(742)	-	(441)	(208)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,263)	(10,179)	(1,868,743)	(758,266)	(1,154,017)	(450,258)	(50,219)	(55,967)
Asset charges (note 3):
MSP contracts	(630)	-	(7,916)	(41)	(5,406)	(57)	(94)	(15)
SL contracts or LSFP contracts	(496)	(21)	(191)	(91)	(58)	(230)	(201)	(192)
Adjustments to maintain reserves	(17,392)	(152)	1,958	(2,816)	932	(1,686)	(33,921)	(95)

Net equity transactions	989,251	305,251	(3,353,230)	23,240,564	(2,043,839)	17,061,570	408,882	(251,647)

Net change in contract owners’ equity	1,074,621	363,128	2,878,714	26,379,743	1,308,848	19,154,950	567,812	(66,316)
Contract owners’ equity beginning of period	457,570	94,442	26,381,342	1,599	19,154,950	-	811,900	878,216

Contract owners’ equity end of period	$1,532,191	457,570	29,260,056	26,381,342	20,463,798	19,154,950	1,379,712	811,900

CHANGES IN UNITS:
Beginning units	56,861	14,906	3,336,243	255	2,193,163	-	139,140	190,708
Units purchased	129,127	43,670	243,322	3,539,540	133,362	2,341,212	83,108	17,221
Units redeemed	(18,938)	(1,715)	(645,014)	(203,552)	(356,835)	(148,049)	(30,036)	(68,789)

Ending units	167,050	56,861	2,934,551	3,336,243	1,969,690	2,193,163	192,212	139,140

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF		SCF		MSBF		NVSTB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,895	4,941	(38,393)	(35,569)	86,188	126,052	6,245	19,071
Realized gain (loss) on investments	(334,585)	(895,528)	(1,150,338)	(1,397,208)	87,447	(183,361)	13,022	8,184
Change in unrealized gain (loss) on investments	1,530,187	1,924,031	5,106,718	5,954,673	(12,157)	324,190	7,818	(9,264)
Reinvested capital gains	-	-	-	-	-	-	970	6,394

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,497	1,033,444	3,917,987	4,521,896	161,478	266,881	28,055	24,385

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	188,336	242,365	726,664	916,572	69,043	45,711	21,196	8,824
Transfers between funds	(151,845)	(419,326)	(350,240)	(1,072,590)	(50,143)	388,190	(1,242,639)	1,988,452
Surrenders (note 6)	(690,780)	(413,725)	(1,408,570)	(1,170,355)	(119,380)	(65,495)	(211,140)	(6,964)
Death Benefits (note 4)	(10,448)	(80,345)	(48,971)	(107,842)	(24,583)	(559)	(2,001)	-
Net policy repayments (loans) (note 5)	374,259	60,812	152,385	141,790	1,483	(18,268)	(4,904)	(3,744)
Deductions for surrender charges (note 2d)	-	(1,285)	(647)	(6,943)	(356)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(285,195)	(302,226)	(1,021,917)	(1,034,016)	(56,883)	(57,865)	(51,978)	(52,432)
Asset charges (note 3):
MSP contracts	(2,854)	(1,391)	(7,913)	(4,310)	(1,253)	(240)	(286)	(107)
SL contracts or LSFP contracts	(3,326)	(77)	(4,588)	(697)	(350)	(104)	-	(25)
Adjustments to maintain reserves	(486)	(4,247)	1,989	(6,740)	18	(583)	3	9

Net equity transactions	(582,339)	(919,445)	(1,961,808)	(2,345,131)	(182,404)	290,787	(1,491,749)	1,934,013

Net change in contract owners’ equity	619,158	113,999	1,956,179	2,176,765	(20,926)	557,668	(1,463,694)	1,958,398
Contract owners’ equity beginning of period	5,064,568	4,950,569	17,181,948	15,005,183	1,490,096	932,428	1,986,022	27,624

Contract owners’ equity end of period	$5,683,726	5,064,568	19,138,127	17,181,948	1,469,170	1,490,096	522,328	1,986,022

CHANGES IN UNITS:
Beginning units	268,719	331,900	551,540	646,383	97,315	75,257	188,046	2,787
Units purchased	16,425	26,848	28,104	41,936	14,577	32,276	4,457	191,688
Units redeemed	(45,417)	(90,029)	(86,295)	(136,779)	(24,132)	(10,218)	(143,967)	(6,429)

Ending units	239,727	268,719	493,349	551,540	87,760	97,315	48,536	188,046

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC		GGTC3		GVUG1		NVOLG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(646)	(2,074)	(744)	(1,596)	(770)	(2,430)	(14,004)	(20)
Realized gain (loss) on investments	52,062	(51,089)	106,386	(129,555)	(84,928)	(209,319)	10,218	941
Change in unrealized gain (loss) on investments	(45,360)	177,618	(90,155)	274,483	108,426	316,232	179,140	412
Reinvested capital gains	-	-	-	-	-	-	14,381	104

Net increase (decrease) in contract owners’ equity resulting from operations	6,056	124,455	15,487	143,332	22,728	104,483	189,735	1,437

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	57,009	65,274	96,813	21,555	33,077	152,068	25,056
Transfers between funds	(283,761)	(19,651)	(429,287)	34,593	(506,991)	(52,541)	54,649,887	(20,155)
Surrenders (note 6)	(26,102)	(20,017)	(110,556)	(36,934)	(13,537)	(51,544)	(213,325)	-
Death Benefits (note 4)	-	-	-	(3,442)	-	(32,861)	(25,203)	-
Net policy repayments (loans) (note 5)	(3,491)	(7,303)	19,157	19,402	(690)	966	(9,619)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	(288)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,394)	(12,334)	(10,691)	(27,194)	(3,990)	(36,689)	(176,242)	(60)
Asset charges (note 3):
MSP contracts	-	(246)	(46)	(141)	(25)	(318)	(1,306)	(2,642)
SL contracts or LSFP contracts	(7)	(136)	(44)	(298)	(50)	(165)	(1,270)	(621)
Adjustments to maintain reserves	1	373	1	342	13	240	106	3,265

Net equity transactions	(316,755)	(2,305)	(466,192)	83,141	(503,715)	(140,123)	54,375,096	4,843

Net change in contract owners’ equity	(310,699)	122,150	(450,705)	226,473	(480,987)	(35,640)	54,564,831	6,280
Contract owners’ equity beginning of period	310,699	188,549	450,705	224,232	480,987	516,627	6,280	-

Contract owners’ equity end of period	$-	310,699	-	450,705	-	480,987	54,571,111	6,280

CHANGES IN UNITS:
Beginning units	101,553	91,773	35,759	27,060	35,133	47,190	484	-
Units purchased	312	38,921	2,977	16,197	1,234	3,793	3,901,151	489
Units redeemed	(101,865)	(29,141)	(38,736)	(7,498)	(36,367)	(15,850)	(28,066)	(5)

Ending units	-	101,553	-	35,759	-	35,133	3,873,569	484

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		EIF		NVRE1		AMTB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$654	27	7,639	3,200	118,249	47,709	131,288	180,654
Realized gain (loss) on investments	282	16	(95,141)	(58,039)	471,775	35,768	(154,857)	(167,698)
Change in unrealized gain (loss) on investments	(2,671)	408	187,683	186,203	918,575	1,141,555	155,654	297,416
Reinvested capital gains	5,977	21	-	-	706,722	25,038	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,242	472	100,181	131,364	2,215,321	1,250,070	132,085	310,372

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,197	711	40,589	52,275	393,487	157,282	98,445	108,542
Transfers between funds	28,298	11,617	118,392	(30,232)	43,634	6,752,852	(32,848)	178,916
Surrenders (note 6)	(635)	-	(58,957)	(21,827)	(763,346)	(167,752)	(182,270)	(452,591)
Death Benefits (note 4)	-	-	-	-	(66,214)	(3,451)	(9,995)	(220,431)
Net policy repayments (loans) (note 5)	-	-	9,020	(57)	108,422	6,209	35,061	191,297
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(143)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,224)	(141)	(49,992)	(44,532)	(510,204)	(188,183)	(143,465)	(148,655)
Asset charges (note 3):
MSP contracts	-	(1,986)	(21)	(1,769)	(4,142)	(1,691)	(4,510)	(852)
SL contracts or LSFP contracts	-	(978)	(192)	(398)	(374)	(328)	(830)	(1,435)
Adjustments to maintain reserves	17	2,955	9	1,997	149	638	120	(2,547)

Net equity transactions	28,653	12,178	58,848	(44,543)	(798,588)	6,555,576	(240,435)	(347,756)

Net change in contract owners’ equity	32,895	12,650	159,029	86,821	1,416,733	7,805,646	(108,350)	(37,384)
Contract owners’ equity beginning of period	12,650	-	599,035	512,214	7,865,770	60,124	2,734,460	2,771,844

Contract owners’ equity end of period	$45,545	12,650	758,064	599,035	9,282,503	7,865,770	2,626,110	2,734,460

CHANGES IN UNITS:
Beginning units	974	-	43,440	47,456	1,074,065	10,683	154,968	167,488
Units purchased	2,571	986	12,006	6,228	79,274	1,119,993	11,309	25,561
Units redeemed	(229)	(12)	(7,697)	(10,244)	(174,399)	(56,611)	(26,566)	(38,081)

Ending units	3,316	974	47,749	43,440	978,940	1,074,065	139,711	154,968

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVBVI		AVCA		AVCDI		ALVGIA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$149	(380)	417	154	(968)	(903)	(1,441)	17,298
Realized gain (loss) on investments	97	(243,656)	(4,783)	(9,497)	(46,338)	(70,651)	(92,035)	(318,433)
Change in unrealized gain (loss) on investments	1,694	333,443	18,956	24,573	77,749	147,507	114,843	361,513
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,940	89,407	14,590	15,230	30,443	75,953	21,367	60,378

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,166	33,999	4,983	2,887	13,450	14,034	7,772	84,447
Transfers between funds	203	(251,203)	26,012	(688)	(43,349)	(6,086)	(84,010)	(112,719)
Surrenders (note 6)	-	(65,362)	(8,498)	(2,432)	(21,983)	(8,282)	(96,778)	(80,364)
Death Benefits (note 4)	-	(4,245)	-	-	(3,741)	(97)	-	(36,204)
Net policy repayments (loans) (note 5)	541	(12,931)	(269)	(9)	(4,115)	1,223	(3,544)	763
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(694)	(11,604)	(3,737)	(3,475)	(14,390)	(14,265)	(17,381)	(27,436)
Asset charges (note 3):
MSP contracts	-	(224)	(170)	(256)	(243)	(158)	(42)	(4,129)
SL contracts or LSFP contracts	(130)	(859)	(39)	(65)	(160)	(69)	(135)	(2,853)
Adjustments to maintain reserves	(15)	1,164	5	219	(1,105)	(105)	307	6,586

Net equity transactions	1,071	(311,265)	18,287	(3,819)	(75,636)	(13,805)	(193,811)	(171,909)

Net change in contract owners’ equity	3,011	(221,858)	32,877	11,411	(45,193)	62,148	(172,444)	(111,531)
Contract owners’ equity beginning of period	23,311	245,169	80,006	68,595	236,991	174,843	413,647	525,178

Contract owners’ equity end of period	$26,322	23,311	112,883	80,006	191,798	236,991	241,203	413,647

CHANGES IN UNITS:
Beginning units	1,851	29,537	6,867	7,156	15,199	15,929	33,089	50,347
Units purchased	169	2,530	3,134	1,902	927	1,861	846	8,172
Units redeemed	(73)	(30,216)	(1,540)	(2,191)	(5,718)	(2,591)	(16,655)	(25,430)

Ending units	1,947	1,851	8,461	6,867	10,408	15,199	17,280	33,089

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVA		ACVB		ACVCA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(125)	3,293	49,350	185,760	(11,028)	45,815	17,868	75,615
Realized gain (loss) on investments	(70,403)	(180,121)	(68,585)	(133,660)	(22,517)	472,010	(45,652)	(153,204)
Change in unrealized gain (loss) on investments	296,656	347,973	415,240	439,091	399,748	1,590,741	245,512	347,057
Reinvested capital gains	-	23,335	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,128	194,480	396,005	491,191	366,203	2,108,566	217,728	269,468

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	52,311	34,970	205,040	245,781	10,774	432,710	94,473	91,428
Transfers between funds	514,173	41,878	(88,405)	(293,076)	(10,077)	(9,817,300)	26,992	(210,147)
Surrenders (note 6)	(108,208)	(63,829)	(325,437)	(262,038)	(221,101)	(447,741)	(63,523)	(121,155)
Death Benefits (note 4)	-	(9,248)	(1,160)	(36,263)	(23,295)	(246,184)	-	(8,675)
Net policy repayments (loans) (note 5)	3,825	(15,051)	95,549	(1,602)	113,407	124,805	2,914	(7,045)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(7)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,583)	(32,223)	(250,562)	(284,771)	(43,313)	(533,018)	(106,124)	(123,061)
Asset charges (note 3):
MSP contracts	(648)	(68)	(2,647)	(1,028)	-	(16,064)	(1,965)	(1,326)
SL contracts or LSFP contracts	(226)	(120)	(693)	(596)	(1,064)	(19,964)	(420)	(897)
Adjustments to maintain reserves	(242)	(246)	101	(1,437)	(52)	32,510	181	130

Net equity transactions	403,402	(43,937)	(368,214)	(635,030)	(174,721)	(10,490,253)	(47,472)	(380,748)

Net change in contract owners’ equity	629,530	150,543	27,791	(143,839)	191,482	(8,381,687)	170,256	(111,280)
Contract owners’ equity beginning of period	701,630	551,087	3,909,078	4,052,917	1,370,164	9,751,851	1,666,143	1,777,423

Contract owners’ equity end of period	$1,331,160	701,630	3,936,869	3,909,078	1,561,646	1,370,164	1,836,399	1,666,143

CHANGES IN UNITS:
Beginning units	38,455	42,949	193,696	225,679	142,427	498,333	150,627	189,405
Units purchased	27,488	5,969	11,976	14,500	3,182	28,414	12,945	13,068
Units redeemed	(8,180)	(10,463)	(27,810)	(46,483)	(22,899)	(384,320)	(17,567)	(51,846)

Ending units	57,763	38,455	177,862	193,696	122,710	142,427	146,005	150,627

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIP2		ACVI		ACVI3		ACVMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$24,247	20,720	13,245	68,957	4,767	37,827	24,617	27,135
Realized gain (loss) on investments	64,635	(52,343)	(45,943)	(43,968)	6,093	(986,776)	81,482	(127,323)
Change in unrealized gain (loss) on investments	2,924	159,445	122,388	707,554	16,848	1,343,745	121,789	316,901
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,806	127,822	89,690	732,543	27,708	394,796	227,888	216,713

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	73,513	50,288	(146)	29	13,393	218,223	58,072	40,109
Transfers between funds	10,265	431,698	(34,929)	(3,452,953)	(13,227)	(2,245,870)	413,580	63,617
Surrenders (note 6)	(137,150)	(119,305)	(1,050)	(183,566)	(4,036)	(130,888)	(256,027)	(52,055)
Death Benefits (note 4)	(6,213)	(6,525)	(46,965)	(213,274)	-	(5,619)	-	(8,739)
Net policy repayments (loans) (note 5)	5,217	(24,891)	(11,559)	9,921	9,728	72,213	27,760	(2,104)
Deductions for surrender charges (note 2d)	(827)	-	-	(552)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,149)	(76,137)	(29,031)	(160,693)	(7,617)	(94,999)	(71,264)	(54,645)
Asset charges (note 3):
MSP contracts	(2,257)	(708)	-	-	-	(737)	(469)	(605)
SL contracts or LSFP contracts	(340)	(2,345)	(1,402)	(12)	(879)	(1,000)	(81)	-
Adjustments to maintain reserves	262	684	6,566	(2,198)	(4)	688	161	359

Net equity transactions	(137,679)	252,759	(118,516)	(4,003,298)	(2,642)	(2,187,989)	171,732	(14,063)

Net change in contract owners’ equity	(45,873)	380,581	(28,826)	(3,270,755)	25,066	(1,793,193)	399,620	202,650
Contract owners’ equity beginning of period	1,882,843	1,502,262	825,280	4,096,035	218,930	2,012,123	998,561	795,911

Contract owners’ equity end of period	$1,836,970	1,882,843	796,454	825,280	243,996	218,930	1,398,181	998,561

CHANGES IN UNITS:
Beginning units	144,951	126,827	71,570	296,608	17,215	215,550	78,174	80,555
Units purchased	17,049	44,213	486	903	1,413	27,606	35,270	7,974
Units redeemed	(26,925)	(26,089)	(13,074)	(225,941)	(1,693)	(225,941)	(21,204)	(10,355)

Ending units	135,075	144,951	58,982	71,570	16,935	17,215	92,240	78,174

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVVS1		DVSCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$75	(69)	74,418	362,681	-	(2,307)	644	21,462
Realized gain (loss) on investments	836	(155,354)	(1,921,986)	(1,068,970)	977	(751,238)	(284,510)	(286,202)
Change in unrealized gain (loss) on investments	4,285	209,208	2,553,230	1,911,775	6,768	813,819	603,634	332,193
Reinvested capital gains	-	-	-	-	-	-	-	179,994

Net increase (decrease) in contract owners’ equity resulting from operations	5,196	53,785	705,662	1,205,486	7,745	60,274	319,768	247,447

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	965	18,703	246,919	353,417	610	31,531	50,235	72,086
Transfers between funds	(3,904)	(301,217)	(7,283,409)	(485,622)	1,112	(754,220)	202,564	152,215
Surrenders (note 6)	-	(11,516)	(844,162)	(178,377)	(6,252)	(207,208)	(88,311)	(88,992)
Death Benefits (note 4)	-	-	(166,012)	(190,376)	-	-	(15,267)	-
Net policy repayments (loans) (note 5)	(1,060)	209	313,996	(194,335)	1,052	17,817	11,771	1,006
Deductions for surrender charges (note 2d)	-	-	-	(7)	-	-	(539)	(292)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,957)	(17,544)	(349,908)	(414,578)	(332)	(38,443)	(70,728)	(61,932)
Asset charges (note 3):
MSP contracts	-	(1,641)	(3,727)	(17,293)	-	(6,742)	(1,191)	(4,125)
SL contracts or LSFP contracts	(74)	(613)	(2,783)	(6,817)	(108)	(3,079)	(689)	(1,565)
Adjustments to maintain reserves	(6)	2,091	1,047	17,264	129	9,659	20	4,152

Net equity transactions	(14,036)	(311,528)	(8,088,039)	(1,116,724)	(3,789)	(950,685)	87,865	72,553

Net change in contract owners’ equity	(8,840)	(257,743)	(7,382,377)	88,762	3,956	(890,411)	407,633	320,000
Contract owners’ equity beginning of period	48,643	306,386	7,382,495	7,293,733	38,059	928,470	1,375,112	1,055,112

Contract owners’ equity end of period	$39,803	48,643	118	7,382,495	42,015	38,059	1,782,745	1,375,112

CHANGES IN UNITS:
Beginning units	4,809	40,756	344,330	407,405	3,463	105,453	105,104	100,682
Units purchased	174	3,323	16,747	31,802	279	6,690	16,510	25,549
Units redeemed	(1,579)	(39,270)	(361,072)	(94,877)	(656)	(108,680)	(12,351)	(21,127)

Ending units	3,404	4,809	5	344,330	3,086	3,463	109,263	105,104

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIF		DSRG		DCAP		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$545,949	607,335	15,695	19,488	62,611	76,753	(5)	1,608
Realized gain (loss) on investments	(150,431)	(2,289,404)	(226,351)	(621,107)	(89,996)	(94,927)	43,536	(90,896)
Change in unrealized gain (loss) on investments	5,266,684	8,161,497	981,668	2,134,876	551,624	470,553	(1,447)	116,860
Reinvested capital gains	-	2,467,459	-	-	-	280,064	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,662,202	8,946,887	771,012	1,533,257	524,239	732,443	42,084	27,572

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,075,686	2,858,252	508,762	576,928	167,316	209,359	32,736	16,751
Transfers between funds	(1,080,734)	(524,735)	(136,584)	(166,170)	(262,342)	16,056	163,212	(26,957)
Surrenders (note 6)	(3,766,177)	(3,832,092)	(505,456)	(531,739)	(149,885)	(274,461)	(125,882)	(26,388)
Death Benefits (note 4)	(216,523)	(1,126,262)	(41,813)	(99,225)	(8,215)	(61,854)	-	-
Net policy repayments (loans) (note 5)	327,567	632,252	142,945	137,215	2,486	404	17,101	21,978
Deductions for surrender charges (note 2d)	(2,230)	(14,376)	-	(505)		-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,686,774)	(2,895,335)	(491,750)	(525,890)	(202,606)	(219,227)	(12,477)	(12,892)
Asset charges (note 3):
MSP contracts	(19,806)	(16,491)	(1,528)	(1,262)	(845)	(229)	-	(502)
SL contracts or LSFP contracts	(18,221)	(13,110)	(912)	(611)	(2,160)	-	(10)	-
Adjustments to maintain reserves	13,527	(6,253)	52	(334)	(118)	(2,720)	17	517

Net equity transactions	(3,373,685)	(4,938,150)	(526,284)	(611,593)	(456,369)	(333,288)	74,697	(27,493)

Net change in contract owners’ equity	2,288,517	4,008,737	244,728	921,664	67,870	399,155	116,781	79
Contract owners’ equity beginning of period	42,405,284	38,396,547	5,943,547	5,021,883	4,101,055	3,701,900	110,299	110,220

Contract owners’ equity end of period	$44,693,801	42,405,284	6,188,275	5,943,547	4,168,925	4,101,055	227,080	110,299

CHANGES IN UNITS:
Beginning units	1,778,613	2,042,056	267,823	300,201	295,226	329,459	10,395	13,008
Units purchased	125,210	252,180	25,524	35,824	17,740	51,879	15,863	2,596
Units redeemed	(281,855)	(515,623)	(48,357)	(68,202)	(48,785)	(86,112)	(9,883)	(5,209)

Ending units	1,621,968	1,778,613	244,990	267,823	264,181	295,226	16,375	10,395

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DGI		FVCA2P		FALF		FVMOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,991	11,137	166	1,214	849	726	6,275	2,671
Realized gain (loss) on investments	(13,239)	(42,235)	2,251	(5,242)	(12,854)	(79,078)	(12,504)	1,739
Change in unrealized gain (loss) on investments	237,546	363,806	14,584	12,506	13,689	74,821	9,118	(10,571)
Reinvested capital gains	-	-	-	-	-	-	-	4,242

Net increase (decrease) in contract owners’ equity resulting from operations	234,298	332,708	17,001	8,478	1,684	(3,531)	2,889	(1,919)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	83,764	91,447	5,522	2,860	552	3,869	334	34,703
Transfers between funds	(15,413)	(50,704)	137,131	17,583	(46,309)	(39,858)	(294,574)	75,436
Surrenders (note 6)	(83,009)	(121,008)	(9,318)	(721)	-	-	-	(59,071)
Death Benefits (note 4)	(18,078)	(3,072)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5,632	(4,675)	(4,121)	1,072	-	-	(6)	16,121
Deductions for surrender charges (note 2d)	-	(2,521)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,008)	(115,403)	(3,241)	(2,518)	(176)	(1,397)	(2,319)	(21,455)
Asset charges (note 3):
MSP contracts	(671)	(877)	-	(10,453)	-	(1,177)	(92)	(1,433)
SL contracts or LSFP contracts	(1,009)	(1,200)	-	(9,125)	-	-	-	(868)
Adjustments to maintain reserves	(6)	396	3	19,624	(5)	1,193	9	1,717

Net equity transactions	(139,798)	(207,617)	125,976	18,322	(45,938)	(37,370)	(296,648)	45,150

Net change in contract owners’ equity	94,500	125,091	142,977	26,800	(44,254)	(40,901)	(293,759)	43,231
Contract owners’ equity beginning of period	1,418,072	1,292,981	72,202	45,402	44,254	85,155	293,759	250,528

Contract owners’ equity end of period	$1,512,572	1,418,072	215,179	72,202	-	44,254	-	293,759

CHANGES IN UNITS:
Beginning units	114,430	133,481	5,552	3,936	3,932	8,634	29,005	24,932
Units purchased	7,342	15,064	10,350	1,863	49	403	44	8,919
Units redeemed	(18,871)	(34,115)	(1,253)	(247)	(3,981)	(5,105)	(29,049)	(4,846)

Ending units	102,901	114,430	14,649	5,552	-	3,932	-	29,005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FQB		FEIP		FHIP		FAMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$98,874	93,671	492,556	622,527	782,564	811,690	151,005	222,733
Realized gain (loss) on investments	149,792	(53,184)	(2,179,402)	(4,141,410)	(376,377)	(1,001,506)	(200,988)	(1,002,406)
Change in unrealized gain (loss) on investments	(81,507)	263,048	7,059,518	13,456,571	1,021,735	4,248,208	1,763,555	4,158,742
Reinvested capital gains	-	-	-	-	-	-	71,021	21,106

Net increase (decrease) in contract owners’ equity resulting from operations	167,159	303,535	5,372,672	9,937,688	1,427,922	4,058,392	1,784,593	3,400,175

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	54,038	60,312	2,184,914	2,455,280	19,909	28,354	614,227	711,585
Transfers between funds	87,265	658,181	(968,070)	(1,270,227)	(448,273)	(213,276)	(206,110)	(652,745)
Surrenders (note 6)	(250,605)	(130,975)	(3,630,895)	(3,910,307)	(1,053,989)	(1,039,086)	(835,171)	(1,413,302)
Death Benefits (note 4)	(322,352)	(2,296)	(576,058)	(436,420)	(202,397)	(99,000)	(223,679)	(188,887)
Net policy repayments (loans) (note 5)	(14,597)	(19,346)	796,378	446,043	(163,539)	(33,352)	270,605	84,942
Deductions for surrender charges (note 2d)	(1,010)	(198)	(98)	(17,015)	-	(4,180)	(460)	(669)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(89,506)	(90,376)	(2,776,286)	(2,969,720)	(557,272)	(688,321)	(833,888)	(928,364)
Asset charges (note 3):
MSP contracts	(2,617)	(1,983)	(19,029)	(2,766)	(6,658)	(777)	(4,748)	(182)
SL contracts or LSFP contracts	(603)	(826)	(6,622)	(2,056)	(3,476)	(1,119)	(1,150)	(753)
Adjustments to maintain reserves	27	641	41	(19,045)	6,607	(7,708)	146	(4,215)

Net equity transactions	(539,960)	473,134	(4,995,725)	(5,726,233)	(2,409,088)	(2,058,465)	(1,220,228)	(2,392,590)

Net change in contract owners’ equity	(372,801)	776,669	376,947	4,211,455	(981,166)	1,999,927	564,365	1,007,585
Contract owners’ equity beginning of period	2,091,678	1,315,009	41,440,988	37,229,533	12,298,220	10,298,293	14,083,106	13,075,521

Contract owners’ equity end of period	$1,718,877	2,091,678	41,817,935	41,440,988	11,317,054	12,298,220	14,647,471	14,083,106

CHANGES IN UNITS:
Beginning units	150,260	113,494	1,255,445	1,468,505	512,065	598,157	541,670	641,239
Units purchased	10,016	62,710	67,350	93,606	4,337	13,177	35,011	36,310
Units redeemed	(46,716)	(25,944)	(220,723)	(306,666)	(122,639)	(99,269)	(71,421)	(135,879)

Ending units	113,560	150,260	1,102,072	1,255,445	393,763	512,065	505,260	541,670

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCP		FNRS2		FF10S		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(187,201)	332,557	(6,352)	(9,477)	4,927	10,801	14,659	18,359
Realized gain (loss) on investments	(4,727,104)	(3,403,697)	(809,485)	(681,476)	27,038	(123,800)	(44,236)	(128,187)
Change in unrealized gain (loss) on investments	10,718,921	15,345,247	1,349,889	2,000,398	4,464	180,691	136,728	252,728
Reinvested capital gains	7	10,716	-	-	6,695	4,737	7,307	9,217

Net increase (decrease) in contract owners’ equity resulting from operations	5,804,623	12,284,823	534,052	1,309,445	43,124	72,429	114,458	152,117

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,887,628	2,137,372	225,531	236,866	16,041	11,431	48,393	29,341
Transfers between funds	(46,234,738)	(2,989,906)	(759,724)	260,248	76,121	(294,920)	173,893	(103,735)
Surrenders (note 6)	(2,948,273)	(3,970,568)	(426,366)	(346,255)	(84,140)	(4,253)	(51,139)	(2,579)
Death Benefits (note 4)	(394,024)	(155,968)	231	(33,618)	-	(1,781)	-	-
Net policy repayments (loans) (note 5)	125,431	195,386	58,709	36,297	(58,390)	(1,009)	9,332	4,481
Deductions for surrender charges (note 2d)	(147)	(1,211)	(33)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,218,270)	(2,513,604)	(233,332)	(265,001)	(17,165)	(17,421)	(56,617)	(41,473)
Asset charges (note 3):
MSP contracts	(15,498)	(516)	(1,462)	(286)	(452)	(588)	(203)	(391)
SL contracts or LSFP contracts	(12,946)	-	(602)	(671)	-	(172)	-	(157)
Adjustments to maintain reserves	1,094	(28,878)	8,747	(881)	(3)	554	5	71

Net equity transactions	(49,809,743)	(7,327,893)	(1,128,301)	(113,301)	(67,988)	(308,159)	123,664	(114,442)

Net change in contract owners’ equity	(44,005,120)	4,956,930	(594,249)	1,196,144	(24,864)	(235,730)	238,122	37,675
Contract owners’ equity beginning of period	44,022,311	39,065,381	4,157,346	2,961,202	363,265	598,995	754,007	716,332

Contract owners’ equity end of period	$17,191	44,022,311	3,563,097	4,157,346	338,401	363,265	992,129	754,007

CHANGES IN UNITS:
Beginning units	1,506,139	1,814,238	275,665	288,368	31,022	63,034	65,246	79,058
Units purchased	64,217	95,249	15,319	53,962	6,325	2,917	18,938	7,995
Units redeemed	(1,569,882)	(403,348)	(91,626)	(66,665)	(11,610)	(34,929)	(8,851)	(21,807)

Ending units	474	1,506,139	199,358	275,665	25,737	31,022	75,333	65,246

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF30S		FGOP		FGP		FHIPR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,821	8,150	(10,403)	(397)	(148,585)	(62,525)	244,321	213,155
Realized gain (loss) on investments	(50,305)	(30,149)	282,097	(146,762)	(3,426,724)	(5,256,306)	46,624	(322,408)
Change in unrealized gain (loss) on investments	160,543	152,638	253,729	925,998	13,984,180	16,323,642	111,244	979,571
Reinvested capital gains	6,330	6,723	-	-	165,341	38,375	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,389	137,362	525,423	778,839	10,574,212	11,043,186	402,189	870,318

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,359	42,857	155,887	195,138	3,475,714	3,956,462	615,677	753,819
Transfers between funds	239,571	51,268	(2,798,672)	(98,755)	(1,299,841)	(1,368,369)	(157,442)	519,767
Surrenders (note 6)	(90,998)	(3,978)	(93,938)	(244,357)	(3,968,463)	(3,906,289)	(269,893)	(612,064)
Death Benefits (note 4)	-	-	(8,588)	(88,059)	(298,323)	(1,106,153)	(258,557)	(2,522)
Net policy repayments (loans) (note 5)	3,043	(15,777)	20,320	57,122	860,524	1,089,762	338,817	269,945
Deductions for surrender charges (note 2d)	(106)	-	-	(8)	(125)	(11,745)	-	(76)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,080)	(41,556)	(158,837)	(166,179)	(3,702,025)	(3,882,075)	(358,551)	(324,349)
Asset charges (note 3):
MSP contracts	-	(47)	(1,103)	(1,476)	(11,714)	(1,586)	(1,642)	(32)
SL contracts or LSFP contracts	-	(34)	(1,091)	(355)	(9,426)	(325)	-	-
Adjustments to maintain reserves	7	106	39	(223)	(1,985)	(21,035)	(7)	(1,083)

Net equity transactions	149,796	32,839	(2,885,983)	(347,152)	(4,955,664)	(5,251,353)	(91,598)	603,405

Net change in contract owners’ equity	277,185	170,201	(2,360,560)	431,687	5,618,548	5,791,833	310,591	1,473,723
Contract owners’ equity beginning of period	601,088	430,887	2,360,695	1,929,008	49,120,932	43,329,099	3,238,333	1,764,610

Contract owners’ equity end of period	$878,273	601,088	135	2,360,695	54,739,480	49,120,932	3,548,924	3,238,333

CHANGES IN UNITS:
Beginning units	53,384	49,973	245,652	297,576	1,720,372	1,982,815	307,527	239,614
Units purchased	26,650	10,091	23,571	92,308	105,816	167,754	85,324	154,704
Units redeemed	(12,571)	(6,680)	(269,211)	(144,232)	(261,967)	(430,197)	(95,233)	(86,791)

Ending units	67,463	53,384	12	245,652	1,564,221	1,720,372	297,618	307,527

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FOP		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$141,818	311,272	(19,901)	5,664	64,183	115,296	34,903	67,500
Realized gain (loss) on investments	43,408	(28,931)	(511,199)	(917,843)	285,408	226,630	(496,534)	(481,927)
Change in unrealized gain (loss) on investments	79,977	219,877	2,674,424	3,081,963	523,648	1,378,448	926,695	1,382,081
Reinvested capital gains	51,273	15,861	27,395	34,403	14,566	24,404	8,307	13,194

Net increase (decrease) in contract owners’ equity resulting from operations	316,476	518,079	2,170,719	2,204,187	887,805	1,744,778	473,371	980,848

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	294,434	150,186	393,106	475,431	25,025	1,312	539,816	731,624
Transfers between funds	41,028	970,442	1,182,695	183,382	(283,981)	(281,846)	(273,596)	(50,432)
Surrenders (note 6)	(113,066)	(123,018)	(1,681,233)	(650,930)	(273,577)	(714,161)	(647,825)	(869,849)
Death Benefits (note 4)	(28,257)	(102,184)	(521,440)	(22,835)	(68,296)	(40,247)	(11,562)	(25,490)
Net policy repayments (loans) (note 5)	13,569	(9,894)	538,337	(56,894)	(26,690)	36,190	195,233	572,888
Deductions for surrender charges (note 2d)	-	-	(2)	-	-	-	(2)	(7)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(166,046)	(156,717)	(422,848)	(400,245)	(320,716)	(384,050)	(385,521)	(370,844)
Asset charges (note 3):
MSP contracts	(2,416)	(846)	(2,129)	(252)	(2,932)	(32)	(927)	(31)
SL contracts or LSFP contracts	(711)	(2,881)	(1,249)	(299)	(2,118)	(72)	(1,105)	(39)
Adjustments to maintain reserves	49	1,497	1,800	(2,083)	196	(4,385)	143	(1,776)

Net equity transactions	38,584	726,585	(512,963)	(474,725)	(953,089)	(1,387,291)	(585,346)	(13,956)

Net change in contract owners’ equity	355,060	1,244,664	1,657,756	1,729,462	(65,284)	357,487	(111,975)	966,892
Contract owners’ equity beginning of period	4,358,516	3,113,852	7,674,606	5,945,144	8,308,352	7,950,865	4,817,763	3,850,871

Contract owners’ equity end of period	$4,713,576	4,358,516	9,332,362	7,674,606	8,243,068	8,308,352	4,705,788	4,817,763

CHANGES IN UNITS:
Beginning units	340,326	279,635	346,963	374,639	375,589	456,952	401,833	404,291
Units purchased	33,321	103,969	66,360	43,428	6,414	6,564	61,761	89,264
Units redeemed	(30,367)	(43,278)	(83,876)	(71,104)	(42,677)	(87,927)	(114,465)	(91,722)

Ending units	343,280	340,326	329,447	346,963	339,326	375,589	349,129	401,833

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(511)	1,034	66,273	56,908	31,026	33,780	10,625	32,072
Realized gain (loss) on investments	(209,282)	(322,411)	(87,740)	(140,222)	(132,891)	(270,608)	(441,868)	(284,296)
Change in unrealized gain (loss) on investments	487,808	746,805	131,792	305,858	549,583	630,706	1,171,534	757,121
Reinvested capital gains	-	-	-	-	-	-	-	101,518

Net increase (decrease) in contract owners’ equity resulting from operations	278,015	425,428	110,325	222,544	447,718	393,878	740,291	606,415

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,389	71,587	44,393	40,876	113,713	144,927	164,909	158,748
Transfers between funds	(124,893)	242,601	129,391	164,055	137,758	(492,396)	391,092	86,020
Surrenders (note 6)	(125,640)	(49,095)	(567,128)	(55,332)	(259,757)	(209,922)	(103,450)	(214,475)
Death Benefits (note 4)	(7,842)	(35,639)	(383)	-	(1,229)	(2,560)	(1,784)	(4,313)
Net policy repayments (loans) (note 5)	77,602	32,203	340,561	(11,467)	119,506	(169,532)	9,250	(23,544)
Deductions for surrender charges (note 2d)	(70)	-	-	-	(302)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,292)	(49,174)	(55,043)	(50,657)	(123,278)	(134,769)	(109,119)	(98,484)
Asset charges (note 3):
MSP contracts	(447)	(3,609)	(1,026)	-	(206)	-	(951)	(83)
SL contracts or LSFP contracts	(1,123)	(9,363)	-	(95)	(702)	(18)	(261)	(12)
Adjustments to maintain reserves	(1,057)	12,070	(16)	(385)	1,076	(868)	(734)	(619)

Net equity transactions	(207,373)	211,581	(109,251)	86,995	(13,421)	(865,138)	348,952	(96,762)

Net change in contract owners’ equity	70,642	637,009	1,074	309,539	434,297	(471,260)	1,089,243	509,653
Contract owners’ equity beginning of period	1,274,607	637,598	1,046,977	737,438	2,418,635	2,889,895	2,674,518	2,164,865

Contract owners’ equity end of period	$1,345,249	1,274,607	1,048,051	1,046,977	2,852,932	2,418,635	3,763,761	2,674,518

CHANGES IN UNITS:
Beginning units	101,057	79,227	96,037	91,335	178,745	250,263	153,402	160,287
Units purchased	13,746	34,329	16,215	20,429	16,986	17,164	30,021	23,530
Units redeemed	(30,227)	(12,499)	(26,512)	(15,727)	(20,583)	(88,682)	(14,614)	(30,415)

Ending units	84,576	101,057	85,740	96,037	175,148	178,745	168,809	153,402

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF		TIF3		FTVGI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,231	38,139	4,643	11,500	14,643	43,777	31,992	346,480
Realized gain (loss) on investments	(197,972)	(435,084)	(3,013)	(51,231)	(189,901)	(514,026)	124,788	(14,861)
Change in unrealized gain (loss) on investments	446,713	1,050,776	21,711	118,728	251,270	791,793	211,859	85,365
Reinvested capital gains	-	4,161	-	14,644	-	59,468	8,426	-

Net increase (decrease) in contract owners’ equity resulting from operations	267,972	657,992	23,341	93,641	76,012	381,012	377,065	416,984

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	98,983	73,066	-	-	74,301	89,311	71,117	115,932
Transfers between funds	(99,806)	362,877	(6,890)	(31,476)	(5,821)	(470,941)	497,048	(4,536)
Surrenders (note 6)	(77,867)	(47,882)	(50)	(105,509)	(111,525)	(114,136)	(126,347)	(632,296)
Death Benefits (note 4)	(138)	(1,801)	-	-	-	(2,459)	-	(5,550)
Net policy repayments (loans) (note 5)	(14,266)	(44,352)	(5,138)	(1,361)	2,101	(18,230)	(45,307)	(2,451)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(13)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,813)	(73,885)	(9,286)	(15,057)	(44,761)	(53,590)	(90,797)	(85,918)
Asset charges (note 3):
MSP contracts	(575)	(3,448)	(31)	(2,271)	(231)	(3,763)	(1,720)	(1,090)
SL contracts or LSFP contracts	(379)	(841)	-	(1,882)	(282)	(1,969)	(269)	(1,205)
Adjustments to maintain reserves	22	3,823	9	4,103	458	3,938	13	465

Net equity transactions	(171,839)	267,557	(21,386)	(153,453)	(85,760)	(571,852)	303,738	(616,649)

Net change in contract owners’ equity	96,133	925,549	1,955	(59,812)	(9,748)	(190,840)	680,803	(199,665)
Contract owners’ equity beginning of period	1,746,757	821,208	318,472	378,284	1,242,170	1,433,010	2,481,320	2,680,985

Contract owners’ equity end of period	$1,842,890	1,746,757	320,427	318,472	1,232,422	1,242,170	3,162,123	2,481,320

CHANGES IN UNITS:
Beginning units	103,652	83,754	16,360	26,503	98,088	154,395	162,587	207,527
Units purchased	10,145	33,106	-	-	7,457	11,322	38,696	11,962
Units redeemed	(20,368)	(13,208)	(1,139)	(10,143)	(15,199)	(67,629)	(19,249)	(56,902)

Ending units	93,429	103,652	15,221	16,360	90,346	98,088	182,034	162,587

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVFA2		AMBP		AMTG		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,202	597	85	753	(8,820)	(37,241)	(51)	(2,056)
Realized gain (loss) on investments	2,740	1,672	(739)	(95,075)	73,956	1,742,544	2,255	(83,275)
Change in unrealized gain (loss) on investments	423	2,345	7,164	117,163	382,348	(249,783)	18,475	243,444
Reinvested capital gains	5	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,370	4,614	6,510	22,841	447,484	1,455,520	20,679	158,113

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,569	672	4,223	7,081	30,959	507,047	(28)	51,000
Transfers between funds	31,818	14,464	(18,931)	(114,597)	(173,785)	(8,807,216)	90,371	(1,089,516)
Surrenders (note 6)	(492)	(2,681)	(5,585)	-	(134,730)	(852,280)	(9,795)	(16,521)
Death Benefits (note 4)	-	-	-	-	(50,893)	(70,205)	-	-
Net policy repayments (loans) (note 5)	(5,406)	3,756	468	(43,334)	5,918	338,090	9,838	834
Deductions for surrender charges (note 2d)	-	-	-	-	(1,258)	(1,939)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,433)	(1,109)	(3,082)	(7,017)	(46,243)	(576,566)	(5,383)	(40,598)
Asset charges (note 3):
MSP contracts	(80)	(7,421)	-	(65)	-	(80)	-	(1,367)
SL contracts or LSFP contracts	-	(3,121)	-	-	(2,635)	(67)	(267)	(257)
Adjustments to maintain reserves	2	10,521	102	73	24	(3,402)	1	1,118

Net equity transactions	27,978	15,081	(22,805)	(157,859)	(372,643)	(9,466,618)	84,737	(1,095,307)

Net change in contract owners’ equity	32,348	19,695	(16,295)	(135,018)	74,841	(8,011,098)	105,416	(937,194)
Contract owners’ equity beginning of period	29,982	10,287	48,242	183,260	1,754,337	9,765,435	108,993	1,046,187

Contract owners’ equity end of period	$62,330	29,982	31,947	48,242	1,829,178	1,754,337	214,409	108,993

CHANGES IN UNITS:
Beginning units	3,486	1,551	3,324	19,249	202,855	542,560	9,302	111,984
Units purchased	5,238	3,972	289	652	6,261	38,629	7,742	4,445
Units redeemed	(2,118)	(2,037)	(1,910)	(16,577)	(46,778)	(378,334)	(660)	(107,127)

Ending units	6,606	3,486	1,703	3,324	162,338	202,855	16,384	9,302

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMMCGS		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,094	(68)	-	(942)	10,811	29,011	48	(119)
Realized gain (loss) on investments	2,168	(144,596)	2,572	(169,871)	157,922	(8,969,691)	2,972	(93,995)
Change in unrealized gain (loss) on investments	(960)	180,074	(1,662)	209,833	197,181	13,210,302	973	120,645
Reinvested capital gains	-	-	-	-	-	301,955	-	261

Net increase (decrease) in contract owners’ equity resulting from operations	3,302	35,410	910	39,020	365,914	4,571,577	3,993	26,792

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	8,751	668	15,957	86,898	688,890	723	6,418
Transfers between funds	(17,591)	(202,470)	(10,876)	(330,700)	(365,504)	(12,299,036)	(1)	(121,775)
Surrenders (note 6)	-	(10,624)	-	(30,373)	(272,303)	(1,187,690)	-	(19,844)
Death Benefits (note 4)	-	-	-	-	(49,372)	(140,035)	-	-
Net policy repayments (loans) (note 5)	-	775	2	2,146	25,661	58,627	(8,876)	(153)
Deductions for surrender charges (note 2d)	-	-	-	-	(481)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75)	(6,347)	(61)	(12,817)	(61,296)	(620,472)	(1,718)	(5,026)
Asset charges (note 3):
MSP contracts	-	(53)	-	(120)	-	(27)	-	(247)
SL contracts or LSFP contracts	(70)	(183)	(35)	(85)	(9,875)	-	(67)	-
Adjustments to maintain reserves	(1)	150	-	181	2	(12,880)	(2)	171

Net equity transactions	(17,737)	(210,001)	(10,302)	(355,811)	(646,270)	(13,512,623)	(9,941)	(140,456)

Net change in contract owners’ equity	(14,435)	(174,591)	(9,392)	(316,791)	(280,356)	(8,941,046)	(5,948)	(113,664)
Contract owners’ equity beginning of period	16,699	191,290	9,392	326,183	3,174,688	12,115,734	23,120	136,784

Contract owners’ equity end of period	$2,264	16,699	-	9,392	2,894,332	3,174,688	17,172	23,120

CHANGES IN UNITS:
Beginning units	1,548	24,289	558	26,201	181,820	711,690	2,195	19,235
Units purchased	-	1,323	39	1,422	5,056	61,116	55	651
Units redeemed	(1,376)	(24,064)	(597)	(27,065)	(52,612)	(590,986)	(956)	(17,691)

Ending units	172	1,548	-	558	134,264	181,820	1,294	2,195

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVMS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(301)	(418)	(1,781)	4,422	50,741	(36,811)	(19,035)	(12,361)
Realized gain (loss) on investments	(17,538)	(22,473)	(50,788)	(31,315)	(342,030)	(722,147)	850,678	59,339
Change in unrealized gain (loss) on investments	25,597	43,512	136,462	97,758	1,012,141	1,981,232	(411,348)	2,018,895
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,758	20,621	83,893	70,865	720,852	1,222,274	420,295	2,065,873

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,755	3,689	20,676	24,751	366,635	436,879	386,309	483,068
Transfers between funds	(16,922)	10,969	68,099	(23,489)	(77,540)	(186,810)	(6,379,090)	(87,333)
Surrenders (note 6)	(3,680)	(22,868)	(11,339)	(8,623)	(621,314)	(783,688)	(556,399)	(579,308)
Death Benefits (note 4)	-	-	-	-	(165,628)	(141,617)	(49,165)	(71,402)
Net policy repayments (loans) (note 5)	193	(2,687)	823	4,787	225,698	115,605	36,150	54,917
Deductions for surrender charges (note 2d)	-	-	-	-	-	(626)	(352)	(4,265)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,325)	(8,401)	(17,447)	(15,525)	(433,637)	(501,653)	(385,791)	(459,385)
Asset charges (note 3):
MSP contracts	-	-	(101)	(132)	(3,556)	(158)	(3,106)	(45)
SL contracts or LSFP contracts	(22)	(43)	-	(68)	(884)	(55)	(1,867)	(140)
Adjustments to maintain reserves	(13)	57	565	154	50	(3,784)	158	(3,861)

Net equity transactions	(18,014)	(19,284)	61,276	(18,145)	(710,176)	(1,065,907)	(6,953,153)	(667,754)

Net change in contract owners’ equity	(10,256)	1,337	145,169	52,720	10,676	156,367	(6,532,858)	1,398,119
Contract owners’ equity beginning of period	81,824	80,487	304,166	251,446	6,478,302	6,321,935	6,532,940	5,134,821

Contract owners’ equity end of period	$71,568	81,824	449,335	304,166	6,488,978	6,478,302	82	6,532,940

CHANGES IN UNITS:
Beginning units	7,401	8,901	21,591	23,325	320,771	375,146	446,589	504,124
Units purchased	1,134	1,924	7,224	2,985	19,774	25,347	30,209	65,885
Units redeemed	(3,107)	(3,424)	(2,718)	(4,719)	(67,335)	(79,722)	(476,793)	(123,420)

Ending units	5,428	7,401	26,097	21,591	273,210	320,771	5	446,589

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVB		OVGS3		OVGS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$68,796	(24,687)	63,484	92,545	153,268	285,003	10,946	(524)
Realized gain (loss) on investments	(478,958)	(999,223)	(308,683)	(302,676)	784,517	109,741	16,729	(111,237)
Change in unrealized gain (loss) on investments	953,306	1,397,183	1,286,618	2,101,638	1,386,167	4,426,591	(5,655)	135,141
Reinvested capital gains	-	-	-	118,131	-	350,108	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	543,144	373,273	1,041,419	2,009,638	2,323,952	5,171,443	22,020	23,380

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	356,269	401,566	934,003	1,002,423	183	220	18,506	19,666
Transfers between funds	64,861	(459,411)	(138,361)	(108,866)	(544,700)	(861,103)	(5,684)	85,737
Surrenders (note 6)	(400,405)	(687,393)	(741,887)	(648,541)	(1,016,053)	(1,463,831)	(86,584)	(39,687)
Death Benefits (note 4)	(32,874)	(161,576)	(19,349)	(24,893)	(206,246)	(430,834)	-	-
Net policy repayments (loans) (note 5)	87,389	299,521	171,697	326,759	(211,604)	(167,745)	59,772	26,045
Deductions for surrender charges (note 2d)	-	(970)	(215)	-	(2,959)	(4,426)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(325,418)	(356,088)	(480,065)	(454,271)	(721,380)	(823,738)	(5,778)	(7,434)
Asset charges (note 3):
MSP contracts	(3,986)	(141)	(1,136)	(1,073)	(7,860)	(3,064)	(95)	(4,568)
SL contracts or LSFP contracts	(2,083)	(158)	(1,276)	(191)	(3,146)	(2,288)	-	(1,261)
Adjustments to maintain reserves	39	(5,315)	(222)	(960)	364	(4,912)	2	5,755

Net equity transactions	(256,208)	(969,965)	(276,811)	90,387	(2,713,401)	(3,761,721)	(19,861)	84,253

Net change in contract owners’ equity	286,936	(596,692)	764,608	2,100,025	(389,449)	1,409,722	2,159	107,633
Contract owners’ equity beginning of period	5,112,414	5,709,106	7,094,191	4,994,166	17,207,358	15,797,636	158,892	51,259

Contract owners’ equity end of period	$5,399,350	5,112,414	7,858,799	7,094,191	16,817,909	17,207,358	161,051	158,892

CHANGES IN UNITS:
Beginning units	319,102	380,913	576,684	564,201	496,334	649,618	62,303	25,357
Units purchased	37,961	33,202	93,730	134,786	1,628	2,352	7,865	48,590
Units redeemed	(50,288)	(95,013)	(116,587)	(122,303)	(78,719)	(155,636)	(14,824)	(11,644)

Ending units	306,775	319,102	553,827	576,684	419,243	496,334	55,344	62,303

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVGI		OVSC		OVAG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,289	(252)	7,715	17,316	998	1,163	(4,324)	(3,892)
Realized gain (loss) on investments	(43,354)	(48,614)	(109,884)	(172,947)	(109,955)	(113,308)	(55,906)	(64,898)
Change in unrealized gain (loss) on investments	48,624	63,913	243,221	381,743	269,681	350,389	223,563	256,856
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,559	15,047	141,052	226,112	160,724	238,244	163,333	188,066

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,362	3,409	46,784	97,543	34,075	46,251	64,825	78,729
Transfers between funds	(8,258)	(5,578)	(145,533)	(116,356)	(145,910)	204,376	67,473	38,369
Surrenders (note 6)	(2,294)	(3,103)	(40,771)	(59,409)	(57,451)	(41,485)	(78,258)	(33,300)
Death Benefits (note 4)	-	-	-	-	-	(1,642)	(8,608)	(1,799)
Net policy repayments (loans) (note 5)	(204)	(326)	(21,850)	(15,446)	17,186	787	3,318	(18,747)
Deductions for surrender charges (note 2d)	(82)	-	-	-	-	-	(8)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,914)	(3,686)	(64,019)	(67,025)	(40,606)	(42,985)	(81,168)	(82,124)
Asset charges (note 3):
MSP contracts	(94)	(131)	(1,715)	(816)	(62)	(2,606)	(90)	(2)
SL contracts or LSFP contracts	(81)	-	(247)	(274)	(286)	(2,205)	(94)	-
Adjustments to maintain reserves	(3)	(3)	23	(494)	186	4,627	48	(183)

Net equity transactions	(11,568)	(9,418)	(227,328)	(162,277)	(192,868)	165,118	(32,562)	(19,057)

Net change in contract owners’ equity	(2,009)	5,629	(86,276)	63,835	(32,144)	403,362	130,771	169,009
Contract owners’ equity beginning of period	72,013	66,384	1,147,303	1,083,468	908,804	505,442	773,285	604,276

Contract owners’ equity end of period	$70,004	72,013	1,061,027	1,147,303	876,660	908,804	904,056	773,285

CHANGES IN UNITS:
Beginning units	20,239	23,367	129,937	156,989	53,279	40,422	171,067	174,953
Units purchased	615	1,090	7,133	15,235	4,859	18,964	50,196	46,449
Units redeemed	(3,660)	(4,218)	(33,161)	(42,287)	(16,328)	(6,107)	(60,448)	(50,335)

Ending units	17,194	20,239	103,909	129,937	41,810	53,279	160,815	171,067

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVFBA		PMVLDA		PVGIB		PVTIGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4,067	520	24,485	8,048	302	1,008	5,909	(1,310)
Realized gain (loss) on investments	(11,466)	2,271	(335)	7,261	(17,490)	(7,476)	(11,151)	(190,014)
Change in unrealized gain (loss) on investments	29,031	(8,370)	57,190	(47,264)	33,509	19,983	29,408	248,181
Reinvested capital gains	3,592	2,855	7,540	61,353	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,224	(2,724)	88,880	29,398	16,321	13,515	24,166	56,857

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,368	1,145	65,480	15,430	13,146	5,256	10,497	17,214
Transfers between funds	489,251	178,893	2,286,460	1,654,036	42,308	(436)	84,810	(53,828)
Surrenders (note 6)	(53,408)	-	(1,623,496)	(28,764)	(1,787)	(4,246)	(11,834)	(38,887)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,074)	(2,544)	(2,888)	(94,048)	17	12	(698)	(2,234)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,350)	(1,820)	(77,497)	(20,973)	(5,768)	(4,243)	(13,813)	(16,138)
Asset charges (note 3):
MSP contracts	(107)	(1,481)	(3,435)	(178)	-	-	-	(68)
SL contracts or LSFP contracts	-	(869)	-	(247)	-	-	(50)	(50)
Adjustments to maintain reserves	(28)	2,289	(73)	(23)	(4)	29	12	108

Net equity transactions	415,652	175,613	644,551	1,525,233	47,912	(3,628)	68,924	(93,883)

Net change in contract owners’ equity	440,876	172,889	733,431	1,554,631	64,233	9,887	93,090	(37,026)
Contract owners’ equity beginning of period	172,889	-	1,554,631	-	56,524	46,637	203,533	240,559

Contract owners’ equity end of period	$613,765	172,889	2,288,062	1,554,631	120,757	56,524	296,623	203,533

CHANGES IN UNITS:
Beginning units	15,819	-	141,189	-	4,674	4,977	13,077	19,161
Units purchased	44,221	16,215	207,366	155,769	4,757	783	6,237	1,581
Units redeemed	(8,478)	(396)	(150,423)	(14,580)	(678)	(1,086)	(1,917)	(7,665)

Ending units	51,562	15,819	198,132	141,189	8,753	4,674	17,397	13,077

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTVB		TRBCG2		TREI2		TRHS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,347	(958)	(5,011)	(4,033)	8,887	12,637	(286)	-
Realized gain (loss) on investments	181,407	(1,222)	262,511	(102,921)	(76,934)	(176,347)	21	-
Change in unrealized gain (loss) on investments	(53,974)	172,708	(100,438)	411,120	203,996	404,989	16,529	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	130,780	170,528	157,062	304,166	135,949	241,279	16,264	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,959	57,004	48,426	33,016	45,704	45,948	7,242	-
Transfers between funds	141,206	404,222	(1,191,096)	249,640	(1,327,976)	201,782	157,816	-
Surrenders (note 6)	(43,207)	(1,472)	(55,601)	(26,624)	(85,808)	(60,005)	-	-
Death Benefits (note 4)	-	-	(55)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,375)	(4,284)	29,809	(2,907)	7,117	(19,004)	(152)	-
Deductions for surrender charges (note 2d)	-	-	(3)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,882)	(19,986)	(41,562)	(30,403)	(55,789)	(66,288)	(1,718)	-
Asset charges (note 3):
MSP contracts	(144)	-	(139)	-	(50)	-	-	-
SL contracts or LSFP contracts	(96)	-	(63)	-	(142)	-	-	-
Adjustments to maintain reserves	1,271	(158)	(27)	(153)	(20)	(156)	(2)	-

Net equity transactions	89,732	435,326	(1,210,311)	222,569	(1,416,964)	102,277	163,186	-

Net change in contract owners’ equity	220,512	605,854	(1,053,249)	526,735	(1,281,015)	343,556	179,450	-
Contract owners’ equity beginning of period	641,318	35,464	1,053,249	526,514	1,281,015	937,459	-	-

Contract owners’ equity end of period	$861,830	641,318	-	1,053,249	-	1,281,015	179,450	-

CHANGES IN UNITS:
Beginning units	43,898	3,901	95,260	67,158	126,365	115,290	-	-
Units purchased	13,583	42,183	5,971	36,004	4,602	30,636	17,212	-
Units redeemed	(8,401)	(2,186)	(101,231)	(7,902)	(130,967)	(19,561)	(284)	-

Ending units	49,080	43,898	-	95,260	-	126,365	16,928	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRLT2		VWBF		VWEM		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,266	33,492	76,031	91,843	6,908	(20,821)	(22,665)	(30,954)
Realized gain (loss) on investments	53	35,744	7,161	(55,525)	(1,468,568)	(2,812,387)	(819,688)	(823,411)
Change in unrealized gain (loss) on investments	(178)	38,155	44,008	108,778	3,446,934	6,703,119	3,741,769	4,897,070
Reinvested capital gains	155	-	-	-	-	364,335	-	45,887

Net increase (decrease) in contract owners’ equity resulting from operations	1,296	107,391	127,200	145,096	1,985,274	4,234,246	2,899,416	4,088,592

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,165	11,824	67,065	85,438	404,433	421,617	678,223	727,325
Transfers between funds	20,683	(1,506,941)	(589,069)	(251,923)	818,758	781,019	(775,648)	1,642,278
Surrenders (note 6)	-	(9,750)	(224,017)	(161,620)	(748,748)	(379,228)	(1,058,031)	(870,843)
Death Benefits (note 4)	-	-	(53,926)	(6,045)	(52,863)	(4,815)	(422,072)	(42,652)
Net policy repayments (loans) (note 5)	16	(3,803)	43,425	(2,195)	(70,798)	(144,106)	359,529	(89,836)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,020)	(63,957)	(118,987)	(172,892)	(374,537)	(334,971)	(486,633)	(455,133)
Asset charges (note 3):
MSP contracts	-	-	(763)	-	(3,861)	-	(5,197)	-
SL contracts or LSFP contracts	(193)	-	(264)	-	(3,218)	-	(1,569)	-
Adjustments to maintain reserves	(6)	(164)	(11)	(1,074)	(5,710)	(4,694)	1,219	(5,604)

Net equity transactions	45,645	(1,572,791)	(876,547)	(510,311)	(36,544)	334,822	(1,710,179)	905,535

Net change in contract owners’ equity	46,941	(1,465,400)	(749,347)	(365,215)	1,948,730	4,569,068	1,189,237	4,994,127
Contract owners’ equity beginning of period	35,496	1,500,896	2,818,569	3,183,784	8,448,500	3,879,432	12,348,742	7,354,615

Contract owners’ equity end of period	$82,437	35,496	2,069,222	2,818,569	10,397,230	8,448,500	13,537,979	12,348,742

CHANGES IN UNITS:
Beginning units	2,944	136,079	121,738	141,973	369,476	362,729	289,923	265,366
Units purchased	3,802	2,352	3,902	7,136	46,969	72,855	10,909	56,959
Units redeemed	(99)	(135,487)	(37,714)	(27,371)	(56,904)	(66,108)	(56,422)	(32,402)

Ending units	6,647	2,944	87,926	121,738	359,541	369,476	244,410	289,923

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		SVDF		SVOF		WFVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,923	(1,478)	(3,816)	(17,392)	776	(66,698)	(2,921)	(303)
Realized gain (loss) on investments	35,929	2,617	(23,395)	451,192	7,281	(8,320,287)	16,922	11,345
Change in unrealized gain (loss) on investments	127,401	66,440	164,339	584,502	386,307	13,359,229	78,194	11,001
Reinvested capital gains	-	11,582	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	177,253	79,161	137,128	1,018,302	394,364	4,972,244	92,195	22,043

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,106	30,571	3,176	163,019	2,743	669,169	43,230	23,718
Transfers between funds	903,305	1,191,497	57,448	(5,065,427)	(211,824)	(18,461,490)	567,147	100,440
Surrenders (note 6)	(116,149)	(34,077)	(2)	(243,213)	(142,673)	(986,376)	(76,790)	(375)
Death Benefits (note 4)	-	-	(8,432)	(5,178)	(61,406)	(188,066)	-	-
Net policy repayments (loans) (note 5)	541	2,359	5,523	43,149	70,313	221,411	(940)	(1,705)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(3,871)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,727)	(13,324)	(16,189)	(193,327)	(48,713)	(807,764)	(23,170)	(2,638)
Asset charges (note 3):
MSP contracts	(2,453)	-	-	-	-	-	(18)	-
SL contracts or LSFP contracts	-	-	(371)	-	(2,207)	-	-	-
Adjustments to maintain reserves	(62)	(124)	(24)	(539)	-	(4,649)	(1,411)	(1)

Net equity transactions	875,561	1,176,902	41,129	(5,301,516)	(393,767)	(19,561,636)	508,048	119,439

Net change in contract owners’ equity	1,052,814	1,256,063	178,257	(4,283,214)	597	(14,589,392)	600,243	141,482
Contract owners’ equity beginning of period	1,256,063	-	401,078	4,684,292	1,992,441	16,581,833	141,482	-

Contract owners’ equity end of period	$2,308,877	1,256,063	579,335	401,078	1,993,038	1,992,441	741,725	141,482

CHANGES IN UNITS:
Beginning units	105,313	-	24,731	204,783	134,539	588,080	10,757	-
Units purchased	93,965	109,477	4,035	10,239	1,596	24,249	41,543	11,204
Units redeemed	(20,347)	(4,164)	(2,021)	(190,291)	(27,188)	(477,790)	(7,586)	(447)

Ending units	178,931	105,313	26,745	24,731	108,947	134,539	44,714	10,757

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WIEP		WVCP		SGRF
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	39,730	(2)	7,725	-	(725)
Realized gain (loss) on investments	-	174,949	-	(200,469)	-	(289,267)
Change in unrealized gain (loss) on investments	-	302,922	-	291,127	-	299,926
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	517,601	(2)	98,383	-	9,934

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(38,946)	180,516	2,473	22,676	-	11,166
Transfers between funds	939	(4,291,976)	(219)	(418,701)	-	(475,798)
Surrenders (note 6)	(699)	(157,488)	-	(19,953)	-	(22,839)
Death Benefits (note 4)	-	(12,773)	-	-	-	-
Net policy repayments (loans) (note 5)	53	50,774	98	9,815	-	1,547
Deductions for surrender charges (note 2d)	-	(285)	-	(7)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	127	(187,843)	158	(25,726)	-	(12,104)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	2	-	-	-
Adjustments to maintain reserves	38,526	(40,433)	(2,869)	2,512	-	(101)

Net equity transactions	-	(4,459,508)	(357)	(429,384)	-	(498,129)

Net change in contract owners’ equity	-	(3,941,907)	(359)	(331,001)	-	(488,195)
Contract owners’ equity beginning of period	-	3,941,907	359	331,360	-	488,195

Contract owners’ equity end of period	$-	-	-	359	-	-

CHANGES IN UNITS:
Beginning units	-	356,969	34	44,035	-	126,290
Units purchased	67	17,499	-	3,071	-	4,489
Units redeemed	(67)	(374,468)	(34)	(47,072)	-	(130,779)

Ending units	-	-	-	34	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Global Securities Fund/VA - Non-Service Shares (OVGS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

MidCap Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.5% of each premium payment during the first ten years and 6% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $2,089,838 and $2,314,954, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 – $10/month

Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s Specified Amount is increased. The charge is equal $2.04 per year per $1,000 of the Specified Amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year). For policies issued in New York the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a Specified Amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a Specified Amount each year. After the ninth year, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial Specified Amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a Specified Amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0%. However, if a policy’s Specified Amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a Specified Amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2010:

	Total	MLVGA2	CSIEF3	WSCP	JABS
Single Premium issue prior to April 16, 1990	$4,172	-	-	-	-
Single Premium issue after to April 16, 1990	472,999	-	2,599	2,846	-
Multiple Payment and Flexible Premium contracts	2,953,642	11,589	1,569	29,814	6,063
Variable Executive Life	11,053	-	5	68	-

Total	$3,441,866	11,589	4,173	32,728	6,063

	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	5,388	-	1,641	-	16,176
Multiple Payment and Flexible Premium contracts	20,007	631	4,141	34,564	8,321
Variable Executive Life	22	-	39	63	22

Total	25,417	631	5,821	34,627	24,519

	MIGIC	MVFIC	MSVFI	MSEM	MSVRE
Single Premium issue prior to April 16, 1990	-	-	-	133	-
Single Premium issue after to April 16, 1990	-	-	-	4,513	7,429
Multiple Payment and Flexible Premium contracts	986	8,245	989	7,696	4
Variable Executive Life	-	-	13	18	-

Total	986	8,245	1,002	12,360	7,433

	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	410	-	-	-
Multiple Payment and Flexible Premium contracts	303	2,134	5,366	6,364	9,151
Variable Executive Life	-	12	-	-	-

Total	303	2,556	5,366	6,364	9,151

	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	7,127
Multiple Payment and Flexible Premium contracts	9,816	4,079	421	8,983	4,449
Variable Executive Life	15	-	-	45	-

Total	9,831	4,079	421	9,028	11,576

	GEM3	GVGU1	GIG	GIG3	GEF3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	590	1,230	-	-
Multiple Payment and Flexible Premium contracts	17,695	781	3,298	18,608	478
Variable Executive Life	40	-	-	96	-

Total	17,735	1,371	4,528	18,704	478

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	68,425	57	550	1,441	1,715
Variable Executive Life	292	-	-	-	-

Total	68,717	57	550	1,441	1,715

	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	570
Multiple Payment and Flexible Premium contracts	923	5,049	1,805	2,073	480
Variable Executive Life	-	-	-	-	-

Total	923	5,049	1,805	2,073	1,050

	NVLCP1	TRF	GVGF1	GBF	CAF
Single Premium issue prior to April 16, 1990	-	109	-	204	-
Single Premium issue after to April 16, 1990	-	10,491	325	20,287	1,884
Multiple Payment and Flexible Premium contracts	178	254,287	608	46,391	65,145
Variable Executive Life	53	657	-	4	112

Total	231	265,544	933	66,886	67,141

	GVGH1	GVGHS	GVIX6	GVIDA	NVDBL2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	311	-	-	107	-
Multiple Payment and Flexible Premium contracts	122	664	1,693	11,287	651
Variable Executive Life	-	-	-	-	-

Total	433	664	1,693	11,394	651

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	726	2,100	4,759	3,856
Multiple Payment and Flexible Premium contracts	91	4,282	19,540	24,655	11,867
Variable Executive Life	-	-	-	72	-

Total	91	5,008	21,640	29,486	15,723

	GVUS1	MCIF	SAM	NVMIG3	GVDIVI
Single Premium issue prior to April 16, 1990	-	2	476	-	-
Single Premium issue after to April 16, 1990	7	4,027	37,176	-	-
Multiple Payment and Flexible Premium contracts	143	21,461	78,404	26,102	1,424
Variable Executive Life	-	76	1,240	-	-

Total	150	25,566	117,296	26,102	1,424

	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,120	930	806	120
Multiple Payment and Flexible Premium contracts	4,239	5,534	4,396	148,236	107,993
Variable Executive Life	-	16	-	293	11

Total	4,239	6,670	5,326	149,335	108,124

	SCGF	SCVF	SCF	MSBF	NVSTB2
Single Premium issue prior to April 16, 1990	5	158	112	-	-
Single Premium issue after to April 16, 1990	1,133	3,899	3,802	2,172	-
Multiple Payment and Flexible Premium contracts	3,351	19,704	82,907	6,183	5,226
Variable Executive Life	16	40	858	-	-

Total	4,505	23,801	87,679	8,355	5,226

	GGTC	GGTC3	GVUG1	NVOLG1	NVTIV3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	422	-	-	2,001	-
Multiple Payment and Flexible Premium contracts	224	744	770	14,445	174
Variable Executive Life	-	-	-	53	-

Total	646	744	770	16,499	174

	EIF	NVRE1	AMTB	AVCA	AVCDI
Single Premium issue prior to April 16, 1990	-	-	70	-	-
Single Premium issue after to April 16, 1990	-	1,045	6,013	-	-
Multiple Payment and Flexible Premium contracts	3,756	44,634	8,542	421	968
Variable Executive Life	-	225	75	-	-

Total	3,756	45,904	14,700	421	968

	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Single Premium issue prior to April 16, 1990	-	-	-	118	-
Single Premium issue after to April 16, 1990	-	-	6,206	10,779	651
Multiple Payment and Flexible Premium contracts	1,441	5,774	15,960	131	6,761
Variable Executive Life	-	-	-	-	63

Total	1,441	5,774	22,166	11,028	7,475

	ACVIP2	ACVI	ACVMV1	ACVU1	ACVV
Single Premium issue prior to April 16, 1990	-	3	-	-	-
Single Premium issue after to April 16, 1990	-	3,892	-	164	6,168
Multiple Payment and Flexible Premium contracts	8,303	94	6,940	-	26,363
Variable Executive Life	140	-	-	-	176

Total	8,443	3,989	6,940	164	32,707

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	DVSCS	DSIF	DSRG	DCAP	DSC
Single Premium issue prior to April 16, 1990	-	145	-	-	-
Single Premium issue after to April 16, 1990	2,603	20,161	1,106	6,544	-
Multiple Payment and Flexible Premium contracts	4,453	183,679	33,317	13,775	898
Variable Executive Life	-	595	-	-	-

Total	7,056	204,580	34,423	20,319	898

	DGI	FVCA2P	FALF	FVMOS	FQB
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,050	-	-	-	4,911
Multiple Payment and Flexible Premium contracts	5,510	616	44	191	6,314
Variable Executive Life	15	-	-	-	22

Total	6,575	616	44	191	11,247

	FEIP	FHIP	FAMP	FCP	FNRS2
Single Premium issue prior to April 16, 1990	608	258	204	-	-
Single Premium issue after to April 16, 1990	35,060	15,254	21,610	26,180	-
Multiple Payment and Flexible Premium contracts	185,201	47,511	62,683	181,594	17,639
Variable Executive Life	1,121	250	48	766	59

Total	221,990	63,273	84,545	208,540	17,698

	FF10S	FF20S	FF30S	FGOP	FGP
Single Premium issue prior to April 16, 1990	-	-	-	49	631
Single Premium issue after to April 16, 1990	-	-	-	373	36,022
Multiple Payment and Flexible Premium contracts	1,691	4,921	4,904	9,981	245,955
Variable Executive Life	-	-	-	-	1,530

Total	1,691	4,921	4,904	10,403	284,138

	FHIPR	FIGBS	FMCS	FOP	FOSR
Single Premium issue prior to April 16, 1990	-	-	-	247	-
Single Premium issue after to April 16, 1990	-	-	-	11,715	-
Multiple Payment and Flexible Premium contracts	17,568	21,807	43,325	30,644	21,546
Variable Executive Life	94	29	47	27	40

Total	17,662	21,836	43,372	42,633	21,586

	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	1,531	-	-	-	-
Multiple Payment and Flexible Premium contracts	4,400	4,893	11,773	14,913	7,806
Variable Executive Life	-	-	-	-	59

Total	5,931	4,893	11,773	14,913	7,865

	TIF	TIF3	FTVGI3	FTVFA2	AMBP
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,547	5,742	14,140	215	284
Variable Executive Life	-	-	131	10	-

Total	1,547	5,742	14,271	225	284

	AMTG	AMGP	AMTP	AMFAS	AMSRS
Single Premium issue prior to April 16, 1990	392	-	-	-	-
Single Premium issue after to April 16, 1990	8,303	515	6,871	-	-
Multiple Payment and Flexible Premium contracts	125	-	14	282	1,937
Variable Executive Life	-	-	-	19	-

Total	8,820	515	6,885	301	1,937

	OVMS	OVGR	OVB	OVGS3	OVGS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	7,278	3,910	4,697	-	10,990
Multiple Payment and Flexible Premium contracts	28,225	25,984	21,356	38,121	75,178
Variable Executive Life	7	17	-	269	519

Total	35,510	29,911	26,053	38,390	86,687

	OVHI3	OVHI	OVGI	OVSC	OVAG
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	279	-	572
Multiple Payment and Flexible Premium contracts	835	242	4,376	3,947	3,752
Variable Executive Life	-	-	-	-	-

Total	835	242	4,655	3,947	4,324

	PMVFBA	PMVLDA	PVGIB	PVTIGB	PVTVB
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	2,434	8,291	739	1,121	3,143
Variable Executive Life	18	34	-	-	22

Total	2,452	8,325	739	1,121	3,165

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	TRBCG2	TREI2	TRHS2	VWBF	VWEM
Single Premium issue prior to April 16, 1990	-	-	-	130	-
Single Premium issue after to April 16, 1990	-	-	-	9,169	10,378
Multiple Payment and Flexible Premium contracts	4,984	5,889	286	7,871	32,937
Variable Executive Life	27	-	-	54	92

Total	5,011	5,889	286	17,224	43,407

	VWHA	WRASP	SVDF	SVOF	WFVSCG
Single Premium issue prior to April 16, 1990	-	-	-	118	-
Single Premium issue after to April 16, 1990	21,175	-	3,816	13,027	-
Multiple Payment and Flexible Premium contracts	45,704	9,223	-	63	2,830
Variable Executive Life	111	-	-	-	91

Total	66,990	9,223	3,816	13,208	2,921

	WVCP
Single Premium issue prior to April 16, 1990	-
Single Premium issue after to April 16, 1990	1
Multiple Payment and Flexible Premium contracts	1
Variable Executive Life	-

Total	2

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $32,158,962 and $28,174,896, respectively, and total transfers from the Account to the fixed account were $23,402,337 and $28,764,656, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$679,192,365	0	$679,192,365
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$1,652,740	$1,646,792
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)	366,550	360,063
U.S. Equity Flex I Portfolio (WSCP)	688,523	808,019
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	306,752	356,424
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	2,729,063	2,184,369
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	138,679	137,699
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	851,530	937,606
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	10,587	13,171
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	3,433,921	2,643,150
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,433,506	1,114,458
Investors Growth Stock Series - Initial Class (MIGIC)	312,691	311,810
Value Series - Initial Class (MVFIC)	285,458	243,053
Core Plus Fixed Income Portfolio - Class I (MSVFI)	110,477	102,788
Emerging Markets Debt Portfolio - Class I (MSEM)	1,288,126	1,480,220
U.S. Real Estate Portfolio - Class I (MSVRE)	428,492	368,486
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	2,477	2,628
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)	1,283	1,414
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	187,771	196,274
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	345,073	275,339
American Funds NVIT Bond Fund - Class II (GVABD2)	492,738	475,153
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	831,353	722,629
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,484,902	1,038,988
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	488,821	411,884
Federated NVIT High Income Bond Fund - Class I (HIBF)	27,741	23,847
Federated NVIT High Income Bond Fund - Class III (HIBF3)	1,991,768	2,215,080
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	1,167,772	894,204
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	2,629,769	1,451,982
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)	1,142,751	860,952
Gartmore NVIT International Equity Fund - Class I (GIG)	759,471	435,334
Gartmore NVIT International Equity Fund - Class III (GIG3)	509,923	568,898
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	143,892	134,880
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,502,348	1,691,741
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	45,324	45,620
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	36,769	49,866
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	94,372	103,624
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	47,030	41,598
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	138,417	147,619
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	195,698	188,684
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	105,274	123,614
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	166,533	200,534
NVIT Core Bond Fund - Class I (NVCBD1)	249,431	251,761
NVIT Core Plus Bond Fund - Class I (NVLCP1)	32,092	33,819
NVIT Fund - Class I (TRF)	7,133,450	5,020,118
NVIT Global Financial Services Fund - Class I (GVGF1)	511,419	586,937
NVIT Government Bond Fund - Class I (GBF)	3,969,727	4,156,594
NVIT Growth Fund - Class I (CAF)	1,523,888	1,242,930
NVIT Health Sciences Fund - Class I (GVGH1)	230,393	251,755
NVIT Health Sciences Fund - Class III (GVGHS)	486,771	542,152
NVIT International Index Fund - Class VI (GVIX6)	52,628	34,841
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	647,104	406,936
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	133,123	132,610
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	17,571	21,334
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	582,032	585,686
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,015,726	862,349
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	807,061	654,694
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	376,908	329,452
NVIT Leaders Fund - Class I (GVUS1)	150,263	130,391
NVIT Mid Cap Index Fund - Class I (MCIF)	1,623,835	1,459,744
NVIT Money Market Fund - Class I (SAM)	20,401,066	20,401,066
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	919,218	1,053,037
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	95,002	55,548
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	907,512	449,248
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	562,290	574,289
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	402,435	429,576
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3,155,629	3,806,570
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,011,950	2,349,787
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	473,366	358,790
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,328,416	993,831
NVIT Multi-Manager Small Company Fund - Class I (SCF)	3,691,551	2,541,213
NVIT Multi-Sector Bond Fund - Class I (MSBF)	771,333	858,780
NVIT Short Term Bond Fund - Class II (NVSTB2)	2,052,195	2,065,217
NVIT Technology & Communications Fund - Class I (GGTC)	266,027	318,089
NVIT Technology & Communications Fund - Class III (GGTC3)	558,739	665,125
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	606,731	521,803
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	766,122	776,340
Templeton NVIT International Value Fund - Class III (NVTIV3)	2,557	2,839
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	363,062	267,921
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	1,465,784	1,937,559
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,325,910	1,171,053
V.I. Basic Value Fund - Series I (AVBVI)	899	996
V.I. Capital Appreciation Fund - Series I (AVCA)	26,142	21,359
V.I. Capital Development Fund - Series I (AVCDI)	161,950	115,612
VPS Growth and Income Portfolio - Class A (ALVGIA)	294,407	202,372
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	694,406	624,003
VP Balanced Fund - Class I (ACVB)	522,755	454,170
VP Capital Appreciation Fund - Class I (ACVCA)	292,988	270,471
VP Income & Growth Fund - Class I (ACVIG)	203,709	158,057
VP Inflation Protection Fund - Class II (ACVIP2)	680,311	744,946
VP International Fund - Class I (ACVI)	218,728	172,785
VP International Fund - Class III (ACVI3)	12,405	18,498
VP Mid Cap Value Fund - Class I (ACVMV1)	961,497	1,042,979
VP Ultra(R) Fund - Class I (ACVU1)	25,772	26,608
VP Value Fund - Class I (ACVV)	10,164,642	8,242,656
VP Vista(SM) Fund - Class I (ACVVS1)	6,271	7,248
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	645,014	360,504
Stock Index Fund, Inc. - Initial Shares (DSIF)	6,113,457	5,963,026
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	879,949	653,598
Appreciation Portfolio - Initial Shares (DCAP)	968,232	878,236
Developing Leaders Portfolio - Initial Shares (DSC)	79,885	123,421
Growth and Income Portfolio - Initial Shares (DGI)	195,667	182,428
Capital Appreciation Fund II - Primary Shares (FVCA2P)	13,909	16,160
Clover Value Fund II - Primary Shares (FALF)	60,292	47,438
Market Opportunity Fund II - Service Shares (FVMOS)	309,542	297,038
Quality Bond Fund II - Primary Shares (FQB)	1,215,964	1,365,756
Equity-Income Portfolio - Initial Class (FEIP)	7,644,141	5,464,739
High Income Portfolio - Initial Class (FHIP)	3,406,125	3,029,748
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	1,858,057	1,657,069
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	56,280,886	51,553,782
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	2,482,179	1,672,694
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	132,264	159,302
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	177,068	132,832
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	191,682	141,377
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	2,849,764	3,131,861
VIP Fund - Growth Portfolio - Initial Class (FGP)	8,990,538	5,563,814
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	951,080	997,704
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	933,991	977,399
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	3,361,936	2,850,737
VIP Fund - Overseas Portfolio - Initial Class (FOP)	735,896	1,021,304
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,459,582	963,048
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	705,390	496,108
Franklin Income Securities Fund - Class 2 (FTVIS2)	984,636	896,896
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	870,116	737,225
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,460,825	1,018,957
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	904,694	706,722
Templeton Foreign Securities Fund - Class 1 (TIF)	25,949	22,936
Templeton Foreign Securities Fund - Class 3 (TIF3)	519,227	329,326
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,316,655	1,441,443
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	45,422	48,162
Balanced Portfolio - I Class Shares (AMBP)	27,477	26,738
Growth Portfolio - I Class Shares (AMTG)	336,187	410,143
Guardian Portfolio - I Class Shares (AMGP)	5,143	7,398
International Portfolio - S Class Shares (AMINS)	15,567	17,735
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	8,401	10,973
Partners Portfolio - I Class Shares (AMTP)	569,726	727,648
Regency Portfolio - S Class Shares (AMRS)	7,691	10,663
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	59,325	41,787
Socially Responsive Portfolio - I Class Shares (AMSRS)	209,180	158,392
Balanced Fund/VA - Non-Service Shares (OVMS)	1,181,814	839,784
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	6,206,591	7,057,269
Core Bond Fund/VA - Non-Service Shares (OVB)	1,400,202	921,244
Global Securities Fund/VA - Class 3 (OVGS3)	1,466,221	1,157,538
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,041,620	2,826,137
High Income Fund/VA - Class 3 (OVHI3)	59,345	76,074
High Income Fund/VA - Non-Service Shares (OVHI)	57,280	13,926
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	510,084	400,200
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	525,486	415,531
MidCap Fund/VA - Non-Service Shares (OVAG)	294,428	238,522
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	631,701	620,235
Low Duration Portfolio - Administrative Class (PMVLDA)	2,557,940	2,557,605
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	189,507	172,017
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Putnam VT International Equity Fund - IB Shares (PVTIGB)	63,298	52,147
Putnam VT Voyager Fund - IB Shares (PVTVB)	440,291	621,698
Blue Chip Growth Portfolio - II (TRBCG2)	1,240,516	1,503,027
Equity Income Portfolio - II (TREI2)	1,620,729	1,543,795
Health Sciences Portfolio - II (TRHS2)	1,421	1,442
Limited-Term Bond Portfolio - II (TRLT2)	5,324	5,377
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	1,350,712	1,357,873
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	3,806,084	2,337,516
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	4,016,607	3,196,919
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	951,317	987,246
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	190,658	167,263
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	405,149	412,430
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	260,865	277,787

Total	$245,997,465	$221,489,907

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2010	0.00%	18,901	$13.386468	$253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
2009	0.00%	11,131	12.182592	135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
2010	0.00%	27,655	11.345188	313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009
U.S. Equity Flex I Portfolio (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2006	0.80%	270,450	18.909841	5,114,166	0.00%	3.94%
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2007	0.80%	3,168	15.086774	47,795	1.92%	9.40%
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2006	0.50%	9,396	13.942298	131,002	1.96%	9.87%
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.00%	64,750	$10.745026	$695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%
2008	0.80%	70,867	6.447916	456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
2006	0.00%	29,426	9.082400	267,259	0.14%	9.12%
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%
2009	0.00%	72,366	4.757691	344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
Janus Aspen Series - INTECH Risk - Managed Core Portfolio - Service Shares (JARLCS)
2009	0.00%	831	14.723271	12,235	0.97%	22.55%
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2006	0.80%	3,660	17.241178	63,103	0.10%	9.89%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return**	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.00%	20,565	$15.936367	$327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
2009	0.00%	13,452	12.746144	171,461	0.43%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	0.43%	78.18%
2009	0.80%	69,416	12.377175	859,174	0.43%	77.65%
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	5/1/2006
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	5/1/2006
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68%	5/1/2006
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
2009	0.00%	45,724	15.292392	699,229	0.41%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	0.41%	78.18%
2009	0.80%	21,214	14.153914	300,261	0.41%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	0.41%	77.29%
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2007	0.50%	103,560	17.203858	1,781,632	0.43%	27.38%
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
Investors Growth Stock Series - Initial Class (MIGIC)
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
2007	0.00%	760	15.850552	12,046	0.34%	11.36%
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return**	Inception Date****
Value Series - Initial Class (MVFIC)
2010	0.00%	10,028	$18.281385	$183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2007	0.50%	34,752	11.894818	413,369	3.05%	4.92%
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2006	0.50%	13,740	11.336567	155,764	3.94%	3.22%
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%
2009	0.00%	12,742	25.290832	322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return**	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.00%	12,054	$51.542559	$621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2006	0.80%	195,750	60.938109	11,928,635	1.08%	36.95%
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (NVAGF6)
2010	0.00%	905	12.305369	11,136	5.31%	7.76%
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	5/1/2006
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	5/1/2006
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.00%	6,068	$11.627184	$70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
2009	0.00%	7,087	10.970085	77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%
2007	0.00%	6,166	10.853118	66,920	8.87%	2.98%
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	5/1/2006
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%
2006	0.00%	2,236	10.842096	24,243	0.07%	8.42%	5/1/2006
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	5/1/2006
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85%	5/1/2006
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	5/1/2006
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	5/1/2006
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.00%	2,714	$8.886120	$24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	5/1/2007
2007	0.80%	1,646	9.839552	16,196	3.27%	-1.60%	5/1/2007
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
2009	0.00%	13,384	12.632602	169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.00%	3,906	$29.562687	$115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2006	0.80%	71,548	17.983970	1,286,717	0.78%	35.56%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	0.00%	11,222	17.873386	200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2007	1.00%	20,120	23.317091	469,140	2.36%	19.23%
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.00%	11,232	$13.537857	$152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2007	0.50%	64,516	16.468629	1,062,490	0.38%	26.51%
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
2009	0.50%	3,846	8.059273	30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2010	0.00%	447	$10.596561	$4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
2008	0.50%	6,389	8.348025	53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.00%	5,920	$11.582155	$68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008
NVIT Fund - Class I (TRF)
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
2009	0.00%	179,695	18.174730	3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2006	1.30%	314	40.292927	12,652	1.08%	12.16%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	0.00%	4,227	13.889643	58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2010	0.00%	78,091	$23.292436	$1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%
2006	0.00%	95,134	18.753954	1,784,139	4.11%	3.34%
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
NVIT Growth Fund - Class I (CAF)
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
2009	0.00%	80,041	12.643680	1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2006	1.30%	932	17.584603	16,389	0.05%	4.80%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class I (GVGH1)
2009	0.00%	1,969	$13.810897	$27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
2007	0.00%	2,924	15.497697	45,315	0.08%	13.16%
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
2008	0.00%	9,167	9.339799	85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
NVIT International Index Fund - Class VI (GVIX6)
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
2009	0.00%	21,817	8.793694	191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	5/1/2006
2006	0.80%	1,052	10.917219	11,485	1.38%	9.17%	5/1/2006
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.00%	13,121	$15.419576	$202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2007	1.00%	328	15.779509	5,176	2.03%	4.90%
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2006	1.00%	290	15.042687	4,362	2.11%	15.71%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2007	0.50%	41,486	12.734093	528,287	3.97%	4.85%
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%
2006	1.00%	5,798	11.849304	68,702	2.89%	5.11%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	90,987	$15.118520	$1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
2009	0.00%	92,413	13.630962	1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
2007	0.00%	50,888	16.055259	817,020	2.25%	6.15%
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2006	1.00%	23,212	14.398126	334,209	2.27%	13.40%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.00%	16,332	$14.879939	$243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
NVIT Leaders Fund - Class I (GVUS1)
2009	0.00%	3,522	12.049802	42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2007	0.50%	28,472	17.477126	497,609	1.15%	11.00%
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2006	0.80%	10,376	15.526442	161,102	0.97%	15.12%
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.00%	33,688	$19.905073	$670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%
2007	0.00%	51,172	18.152010	928,875	1.35%	7.56%
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2006	0.50%	202,754	16.323372	3,309,629	1.13%	9.34%
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
NVIT Money Market Fund - Class I (SAM)
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2007	1.30%	252	15.923976	4,013	4.64%	3.42%
2006	0.00%	307,156	14.538752	4,465,665	4.49%	4.53%
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2006	1.30%	1,120	15.396940	17,245	4.49%	3.18%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
2009	0.00%	32,180	8.379106	269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2010	0.00%	321	$17.570720	$5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%
2006	0.00%	2,190	23.062454	50,507	2.08%	22.67%
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.00%	101,497	$10.123676	$1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
2009	0.00%	115,105	7.982859	918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2007	1.00%	43,030	17.444838	750,651	1.10%	-7.83%
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.00%	67,976	$33.964289	$2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
NVIT Multi - Sector Bond Fund - Class I (MSBF)
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%
2009	0.00%	12,961	16.140130	209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.00%	1,823	$3.325931	$6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2006	0.50%	55,710	3.423239	190,709	0.00%	10.62%
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	4,024	12.888766	51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2007	0.80%	8,672	16.097584	139,598	0.00%	19.22%
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.50%	2,751	$13.746466	$37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
2007	0.00%	8,692	17.592080	152,910	1.71%	-2.22%
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
2009	0.00%	65,646	7.388147	485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2006	0.50%	55,674	23.474013	1,306,892	3.06%	3.68%
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2006	1.30%	492	18.678278	9,190	3.06%	2.86%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Value Fund - Series I (AVBVI)
2010	0.00%	1,947	$13.519409	$26,322	0.63%	7.35%
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
2008	0.00%	5,955	8.509083	50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
2007	0.00%	1,070	17.641592	18,877	0.50%	1.54%
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
2006	0.00%	1,192	17.373346	20,709	0.55%	13.20%
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%
2009	0.00%	3,822	16.042234	61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2010	0.00%	579	$14.551780	$8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
VP Balanced Fund - Class I (ACVB)
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2007	0.80%	62,528	26.600354	1,663,267	2.12%	4.09%
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2007	1.30%	8	24.593469	197	2.12%	3.57%
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2006	1.30%	990	23.745073	23,508	1.93%	8.21%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund -Class I (ACVCA)
2010	0.00%	13,217	$22.983587	$303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
2009	0.00%	13,421	17.505890	234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2007	1.30%	2	36.460250	73	0.00%	43.91%
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2006	0.80%	250,368	25.255777	6,323,238	0.00%	16.29%
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
VP Income & Growth Fund -Class I (ACVIG)
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.00%	23,941	$14.070730	$336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
2009	0.00%	22,549	13.385524	301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
VP International Fund - Class I (ACVI)
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
2007	0.00%	38,002	27.938306	1,061,712	0.72%	18.06%
2007	0.50%	180,196	28.924155	5,212,017	0.72%	17.46%
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2006	0.50%	181,244	24.623712	4,462,900	1.65%	24.40%
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2006	1.30%	6,172	22.662010	139,870	1.65%	23.42%
VP International Fund - Class III (ACVI3)
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%
2006	0.00%	20,366	14.595156	297,245	1.19%	25.03%
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.00%	4,230	$15.599747	$65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
VP Ultra(R) Fund - Class I (ACVU1)
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
2009	0.00%	2,677	10.457353	27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%
2006	1.00%	83,020	19.238731	1,597,199	1.39%	17.48%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2010	0.00%	3,086	$13.614679	$42,015	0.00%	23.88%
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%
2009	0.00%	23,938	13.569574	324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2007	1.30%	6	32.822912	197	1.70%	3.89%
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2006	0.50%	710,704	34.429253	24,469,008	1.65%	14.92%
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.00%	22,495	$19.441383	$437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2007	1.00%	20,698	7.293750	150,966	0.53%	6.71%
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2006	1.30%	430	23.974748	10,309	0.11%	7.79%
Appreciation Portfolio -Initial Shares (DCAP)
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
2009	0.00%	53,869	15.985658	861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%
2007	0.00%	53,388	18.514426	988,448	1.61%	7.13%
2007	0.50%	117,308	17.518498	2,055,060	1.61%	6.60%
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.00%	166	$14.469098	$2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%
2006	0.00%	3,288	15.770049	51,852	0.43%	3.77%
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
Growth and Income Portfolio - Initial Shares (DGI)
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
2009	0.50%	4,369	13.059781	57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
Clover Value Fund II - Primary Shares (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	5,927	$10.283025	$60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
2007	0.80%	88	10.105146	889	0.57%	-2.27%
Quality Bond Fund II - Primary Shares (FQB)
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2007	1.00%	32,494	12.283540	399,141	4.97%	4.33%
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2006	1.00%	29,734	11.773803	350,082	3.43%	3.12%
Equity-Income Portfolio - Initial Class (FEIP)
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
2009	0.00%	200,574	19.689180	3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2007	0.80%	336,206	56.363167	18,949,635	1.77%	0.72%
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2007	1.30%	6	51.725856	310	1.77%	0.21%
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%
2006	0.80%	547,442	55.961825	30,635,853	3.30%	19.24%
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2010	0.00%	87,453	$18.790698	$1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
2008	0.00%	49,593	16.350697	810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%
2007	0.00%	54,336	22.938056	1,246,362	6.08%	15.50%
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2007	1.30%	6	36.160198	217	6.08%	14.00%
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2006	0.50%	286,878	34.991020	10,038,154	2.71%	6.78%
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2006	1.30%	654	31.718247	20,744	2.71%	5.93%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2010	0.50%	1	$37.528108	$38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
2009	0.00%	179,893	29.787895	5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2007	1.30%	348	38.999532	13,572	0.93%	16.07%
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2006	0.80%	110,500	15.552071	1,718,504	0.73%	15.69%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.00%	1,747	$13.590648	$23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
2009	0.00%	469	11.867504	5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
2008	0.00%	13,010	9.215628	119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	11.641245	12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.00%	196,217	$21.020180	$4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
2009	0.00%	206,766	16.928202	3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2007	1.30%	144	49.269736	7,095	0.82%	25.32%
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	5/1/2007
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	5/1/2007
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62%	5/1/2007
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
2008	0.00%	35,155	11.430864	401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
2006	0.00%	27,706	11.348586	314,424	3.27%	4.30%
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.00%	22,098	$29.444519	$650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
2010	1.30%	0	23.253140	0	1.40%	11.65%
2009	0.00%	52,438	18.585431	974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%
2009	1.30%	0	20.825904	0	2.07%	24.90%
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2007	1.30%	2	30.061976	60	3.29%	15.79%
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2007	0.50%	238,614	17.054609	4,069,468	3.21%	16.64%
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.00%	25,254	$16.516915	$417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2007	0.80%	11,738	16.242952	190,660	0.83%	4.75%
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
2009	0.00%	9,101	11.100337	101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	5/1/2006
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	5/1/2006
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2010	0.00%	8,414	$23.172621	$194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
Templeton Foreign Securities Fund - Class 1 (TIF)
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
2009	0.00%	176	20.155256	3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2007	0.50%	21,480	23.988549	515,274	2.23%	15.21%
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2006	0.50%	26,826	20.821962	558,570	1.41%	21.09%
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.00%	5,607	$14.033220	$78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
2008	0.00%	25,525	9.435374	240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
2007	0.00%	12,206	12.380292	151,114	2.64%	11.03%
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008
Balanced Portfolio - I Class Shares (AMBP)
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2007	0.80%	1,448	31.451710	45,542	0.81%	14.68%
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2006	0.80%	852	27.426214	23,367	0.77%	9.79%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2010	0.00%	37,800	$21.987079	$831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
2009	0.00%	49,082	16.741370	821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%
2006	1.00%	200,916	6.390816	1,284,017	0.00%	12.94%
2006	1.30%	1,860	28.970099	53,884	0.00%	12.60%
Guardian Portfolio - I Class Shares (AMGP)
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
International Portfolio - S Class Shares (AMINS)
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2009	0.00%	558	$16.830660	$9,392	0.00%	31.34%
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%
2006	0.50%	17,228	18.227772	314,028	0.00%	13.90%
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
Partners Portfolio - I Class Shares (AMTP)
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2007	0.50%	325,884	41.589921	13,553,490	0.64%	8.79%
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2006	0.80%	317,204	37.436671	11,875,062	0.71%	11.35%
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
Regency Portfolio - S Class Shares (AMRS)
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
2006	0.00%	34	15.276302	519	0.00%	5.25%
2006	0.50%	3,464	14.999207	51,957	0.00%	4.73%
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.00%	938	$17.921368	$16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%
2009	0.00%	984	14.587514	14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
Balanced Fund/VA - Non-Service Shares (OVMS)
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2006	1.00%	143,020	13.594148	1,944,235	2.13%	10.04%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	16.349692	82	0.20%	7.61%
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
2007	0.00%	58,424	21.319679	1,245,581	0.23%	14.15%
2007	0.50%	221,522	20.172546	4,468,663	0.23%	13.58%
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2010	0.00%	76,047	$14.424409	$1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%
2009	0.00%	77,718	12.946581	1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2007	0.80%	87,142	26.282217	2,290,285	5.26%	3.56%
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.00%	39,829	$40.798071	$1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
2009	0.00%	3,525	2.584961	9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71%	5/1/2007
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.00%	25,292	$10.688816	$270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2006	0.50%	116,614	10.802733	1,259,750	1.11%	14.45%
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%
2007	0.00%	6,170	20.683895	127,620	0.32%	-1.21%
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.00%	5,313	$6.184290	$32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
2009	0.00%	5,414	4.851779	26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2007	0.50%	97,260	6.913096	672,368	0.00%	5.80%
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%
2006	0.00%	16,826	6.755577	113,669	0.00%	2.96%
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2006	0.80%	125,750	6.404804	805,404	0.00%	2.14%
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	0.00%	501	$17.749703	$8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
2009	0.00%	3,029	15.109296	45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	11.315697	30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%
2008	0.80%	3,499	7.749732	27,116	0.10%	-43.11%
2007	0.00%	2,696	13.915435	37,516	0.12%	12.49%
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2007	0.80%	4,272	13.621873	58,193	0.12%	11.59%
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
Health Sciences Portfolio - II (TRHS2)
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2010	0.00%	6,647	12.402084	82,437	2.28%	2.86%
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%
2009	0.00%	7,706	21.116276	162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2006	1.30%	710	20.988551	14,902	8.51%	5.11%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Worldwide Insurance Trust - Worldwide Emerging Markets Fund -Initial Class (VWEM)
2010	0.00%	49,317	$30.519227	$1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
Worldwide Insurance Trust - Worldwide Hard Assets Fund -Initial Class (VWHA)
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
2008	0.00%	31,247	21.292768	665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
2009	0.00%	7,118	11.965580	85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2010	0.00%	3,906	$30.757646	$120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%
2006	0.00%	14,944	23.762009	355,099	0.00%	14.64%
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
2007	0.00%	55,488	32.499052	1,803,307	0.61%	6.63%
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2007	0.80%	145,372	59.639193	8,669,869	0.61%	5.78%
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.00%	49,413	10.593841	523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2007	0.80%	91,976	19.310277	1,776,082	1.08%	15.66%
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%
2006	0.00%	90,002	15.408829	1,386,825	1.03%	18.65%
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	10.887915	54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2007	0.80%	39,732	7.151367	284,138	0.00%	8.14%
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%

2010	Contract owners equity:				$678,977,225
2009	Contract owners equity:				$647,741,695
2008	Contract owners equity:				$566,826,718
2007	Contract owners equity:				$1,012,602,409
2006	Contract owners equity:				$980,827,120
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.                   Exhibits

a)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account – 2 (033-62795)) and hereby incorporated by reference.

b)	Not Applicable

c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.

d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.

e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.

f)	Depositor's Certificate of Incorporation and By-Laws.

1)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.

2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.

3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.

g)	Reinsurance Contracts -Filed previously with registration statement (333-31725) and hereby incorporated by reference.

h)
Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"

9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005 , as amended, under document "nwfpa99h12a.htm"

11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 , as amended, under document "nwfpa99h12b.htm"

12)	Fund Participation Agreement with Neuberger Berman Management , Inc. dated January 1, 2006, under document "neuberfpa99h13.htm"

13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc. , and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".

17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, as document "blackrockfpa.htm".

18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".

19)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".

20)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

21)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc. dated December 1, 2000, as amended, as document "waddellreedfpa.htm".

22)	Administrative Services Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed, and are hereby incorporated by reference.

23)
Fund Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, filed April 22, 2008 with post-effective amendment number 21 with registration statement (033-60063), as document "creditsuissefpa.htm".

i)	Not Applicable

j)	Not Applicable

k)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.

l)	Not Applicable

m)	Not Applicable

n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

o)	Not Applicable

p)	Not Applicable

q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.

99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company, LLC (fka Nationwide Better Health Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire–100%
BER
LEARNING CIRCLE EDUCATION SERVICES
OH
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock: 30,136 Shares
Casualty–100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
Casualty-100%
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty–100%
OH
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
Casualty–100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100%
FL
NATIONWIDE ARENA LLC
Casualty–90%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5%
OH
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI–100%
IA
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI–100%
IA
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC–100%
AZ
TITAN INDEMNITY COMPANY (TITAN)
Common Stock: 4,319,951 Shares
THI-100%
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty–100%
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
Casualty–100%
OH
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty–100%
OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100%
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100%
OH
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
AGI–100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
AGI–100%
WI
WESTERN HERITAGE INSURANCE COMPANY
Common Stock: 4,776,076 Shares
SIC–100%
AZ
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
Titan–100%
MI
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100%
IN
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100%
WI
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock: 10,000 Shares
Casualty–100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100%
OH
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
AMCO–100%
IA
PREMIER AGENCY, INC.
Common Stock: 100,000 Shares
AGI-100%
IA
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100%
OH
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock: 1,000 Shares
THI-100%
TX
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock: 300,000 Shares
NC–100%
G.B.
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
Casualty–100%
TX
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC
NSC–100%
OH
1492 CAPITAL, LLC (1492)
Casualty–100%
OH
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO–100%
TX
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock: 20,000 Shares
AGI-100%
IA
VETERINARY PET INSURANCE CO. (VPI)
Common Stock: 6,935,387 Shares
SIC–100%
CA
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100%
NM
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock: 500,000 Shares
Casualty–100%
OH
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock: 60,000 Shares
Casualty–100%
OH
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star
TX
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7%
FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100%
FL
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock: 333,837 Shares
AMCO–87.3%
Allied P&C –8.47%
Depositors –4.23%
IA
DVM INSURANCE AGENCY, INC.
VPI–100%
CA
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100%
FL
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock: 949,992 Shares
Casualty–100%
Other Capital:
Casualty–Pfd.
IA
SCOTTSDALE INDEMNITY COMPANY
Common Stock: 50,000 Shares
Casualty–100%
OH
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100%
OH
PURE INSURANCE COMPANY
PUI–100%
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
AGMC REINSURANCE, LTD.
Common Stock: 11,000 Shares
NAMC–100%
T & C
V.P.I. SERVICES INC.
VPI–100%
CA
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
Whitehall-100%
TX
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Common Stock: 1,750 Shares
Casualty–100%
WI
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company - - Dotted Line
March 31, 2011

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.99%
Corp. – .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–70%
Fire–10%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association ═ Double Line
Limited Liability Company -- Dotted Line

March 31, 2011

Item 29.	Indemnification

Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

o	any threatened, pending or completed civil action, suit or proceeding;

o	any threatened, pending or completed criminal action, suit or proceeding;

o	any threatened, pending or completed administrative action or proceeding;

o	any threatened, pending or completed investigative action or proceeding.

The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

Although Nationwide is of the opinion that the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted, Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act.  Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue.  Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

Item 30.	Principal Underwriter

(a)

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 12 th   day of April, 2011 .

NATIONWIDE VLI SEPARATE ACCOUNT – 2
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 12 th day of April, 2011 .

KIRT A. WALKER
Kirt A. Walker, President, Chief Operating Officer and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/ PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact